Quarterly portfolio holdings
John Hancock
Multifactor ETFs
January 31, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Funds’ investments
MULTIFACTOR DEVELOPED INTERNATIONAL ETF

As of 1-31-26 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS - 99.1%		$1,120,992,254
(Cost $885,069,918)
Australia - 6.5%		73,792,663
ANZ Group Holdings, Ltd.	112,387	2,889,490
APA Group	137,988	856,474
Aristocrat Leisure, Ltd.	26,827	1,006,588
ASX, Ltd.	9,130	366,364
BHP Group, Ltd.	165,180	5,851,800
BlueScope Steel, Ltd.	71,874	1,522,624
Brambles, Ltd.	65,484	1,027,596
carsales.com, Ltd.	24,448	472,706
Cochlear, Ltd.	7,655	1,443,105
Coles Group, Ltd.	142,884	2,130,072
Commonwealth Bank of Australia	31,108	3,254,959
Computershare, Ltd.	61,690	1,413,626
CSL, Ltd.	11,233	1,427,644
Evolution Mining, Ltd.	122,556	1,262,951
Fortescue, Ltd.	147,900	2,175,838
Goodman Group (A)	41,318	889,490
Insurance Australia Group, Ltd.	538,388	2,866,474
Lynas Rare Earths, Ltd. (B)	18,172	189,683
Macquarie Group, Ltd.	12,395	1,842,426
Medibank Private, Ltd.	348,198	1,126,957
Mirvac Group	122,487	171,617
National Australia Bank, Ltd.	105,128	3,194,088
Northern Star Resources, Ltd.	202,013	4,095,594
Origin Energy, Ltd.	207,648	1,716,520
Pro Medicus, Ltd.	5,688	733,668
Qantas Airways, Ltd.	73,736	520,173
QBE Insurance Group, Ltd.	181,704	2,512,758
REA Group, Ltd. (A)	4,246	564,418
Rio Tinto, Ltd. (A)	28,914	3,069,751
Santos, Ltd.	747,234	3,669,558
Scentre Group	222,666	636,434
SEEK, Ltd.	11,743	172,511
SGH, Ltd.	20,896	679,528
Sigma Healthcare, Ltd. (A)	50,202	108,672
Sonic Healthcare, Ltd.	69,235	1,113,134
South32, Ltd.	310,630	1,005,367
Stockland	169,953	641,736
Suncorp Group, Ltd.	207,156	2,467,093
Telstra Group, Ltd.	225,730	771,699
The GPT Group	64,289	238,249
The Lottery Corp., Ltd.	235,432	849,399
TPG Telecom, Ltd.	39,313	106,583
Transurban Group	56,792	555,010
Vicinity, Ltd. (A)	137,193	236,432
Wesfarmers, Ltd.	37,320	2,179,407
Westpac Banking Corp.	140,640	3,824,754
WiseTech Global, Ltd.	7,158	290,843
Woodside Energy Group, Ltd.	141,021	2,506,359
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Australia (continued)
Woolworths Group, Ltd.	52,800	$1,144,441
Austria - 0.3%		3,592,447
ANDRITZ AG	3,097	268,957
BAWAG Group AG (B)(C)	3,572	583,872
Erste Group Bank AG	11,549	1,504,450
OMV AG	10,299	613,223
Raiffeisen Bank International AG	10,158	515,765
Telekom Austria AG	2,664	28,428
Verbund AG	1,055	77,752
Belgium - 1.2%		13,217,135
Ackermans & van Haaren NV	3,368	1,000,884
Ageas SA/NV	27,200	1,939,892
Anheuser-Busch InBev SA/NV	59,562	4,257,146
D’ieteren Group	1,240	284,560
Elia Group SA/NV	6,919	1,006,675
KBC Group NV	18,002	2,546,373
Lotus Bakeries NV (A)	27	317,994
Syensqo SA	11,402	963,343
UCB SA	2,963	900,268
Chile - 0.1%		1,235,323
Antofagasta PLC	24,677	1,235,323
Denmark - 1.9%		21,999,352
AP Moller - Maersk A/S, Series A	85	209,480
AP Moller - Maersk A/S, Series B	81	201,687
Carlsberg A/S, Class B	7,732	1,050,691
Coloplast A/S, B Shares	20,157	1,721,174
Danske Bank A/S	31,070	1,591,315
DSV A/S	9,097	2,563,658
Genmab A/S (B)	4,916	1,583,533
Novo Nordisk A/S, B Shares	126,410	7,441,983
Novonesis A/S, B Shares	42,103	2,587,002
Orsted A/S (B)(C)	28,661	646,530
Tryg A/S	19,326	471,358
Vestas Wind Systems A/S	63,245	1,930,941
Finland - 1.2%		14,039,310
Elisa OYJ	15,825	699,582
Fortum OYJ	8,803	208,560
Kesko OYJ, A Shares	9,621	241,503
Kesko OYJ, B Shares	31,150	790,809
Kone OYJ, Class B	15,666	1,129,779
Metso Corp.	78,339	1,539,132
Neste OYJ	22,501	577,125
Nokia OYJ	214,093	1,381,470
Nordea Bank ABP	175,635	3,408,926
Orion OYJ, Class B	6,537	541,650
Sampo OYJ, A Shares	69,756	780,061
Stora Enso OYJ, R Shares	95,355	1,104,670
UPM-Kymmene OYJ	20,345	565,634
2	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Finland (continued)
Wartsila OYJ ABP	26,309	$1,070,409
France - 10.6%		119,752,209
Air Liquide SA	11,567	2,173,363
Airbus SE	21,524	4,952,208
AXA SA	78,892	3,606,806
BNP Paribas SA	44,833	4,864,207
Cie de Saint-Gobain SA	77,541	7,676,770
Credit Agricole SA	149,394	3,247,066
Danone SA	81,536	6,386,437
Dassault Systemes SE	32,728	904,068
Engie SA	307,742	9,189,246
EssilorLuxottica SA	9,898	3,036,814
Hermes International SCA	1,100	2,655,181
Kering SA	7,211	2,266,029
Legrand SA	26,875	4,316,201
L’Oreal SA	7,511	3,458,025
LVMH Moet Hennessy Louis Vuitton SE	9,150	5,953,172
Orange SA	439,195	8,161,271
Pernod Ricard SA	19,680	1,757,797
Safran SA	14,686	5,258,833
Sanofi	34,396	3,240,802
Schneider Electric SE	10,237	2,950,839
Societe Generale SA	63,746	5,596,657
Thales SA	12,358	3,763,635
TotalEnergies SE	85,957	6,253,125
Vinci SA	125,471	18,083,657
Germany - 9.9%		111,713,174
adidas AG	12,219	2,168,095
Allianz SE	14,101	6,237,042
BASF SE	181,885	9,944,806
Bayer AG	130,250	6,904,660
Bayerische Motoren Werke AG	12,425	1,292,191
Commerzbank AG	83,200	3,433,579
Daimler Truck Holding AG	106,655	5,197,094
Deutsche Bank AG	86,243	3,416,548
Deutsche Boerse AG	15,473	3,926,312
Deutsche Telekom AG	241,412	8,090,309
DHL Group	98,634	5,552,528
E.ON SE	433,891	9,221,532
Hannover Rueck SE	8,809	2,502,536
Heidelberg Materials AG	23,326	6,418,526
Henkel AG & Company KGaA	10,357	858,172
Infineon Technologies AG	112,542	5,570,982
Mercedes-Benz Group AG	38,246	2,629,409
Merck KGaA	1,757	262,427
Muenchener Rueckversicherungs-Gesellschaft AG	10,118	6,167,699
Rheinmetall AG	1,813	3,842,404
RWE AG	39,749	2,530,823
SAP SE	18,379	3,729,224
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Germany (continued)
Siemens AG	13,795	$4,206,198
Siemens Energy AG (B)	30,541	5,251,952
Siemens Healthineers AG (C)	9,798	491,542
Talanx AG	12,548	1,589,804
Volkswagen AG	2,261	276,780
Hong Kong - 2.0%		23,161,943
AIA Group, Ltd.	442,324	5,117,223
BOC Hong Kong Holdings, Ltd.	149,795	791,009
Budweiser Brewing Company APAC, Ltd. (A)(C)	96,600	95,243
CK Asset Holdings, Ltd.	182,469	1,071,024
CK Hutchison Holdings, Ltd.	143,273	1,160,354
CK Infrastructure Holdings, Ltd.	45,429	373,742
CLP Holdings, Ltd.	132,071	1,250,579
Galaxy Entertainment Group, Ltd.	43,641	222,404
Henderson Land Development Company, Ltd.	155,398	619,228
HKT Trust & HKT, Ltd.	494,000	740,080
Hong Kong & China Gas Company, Ltd.	1,101,065	1,039,073
Hong Kong Exchanges & Clearing, Ltd.	35,200	1,948,018
Hongkong Land Holdings, Ltd.	58,900	500,061
Link REIT	109,736	504,721
MTR Corp., Ltd. (A)	87,413	387,050
Power Assets Holdings, Ltd.	173,073	1,344,082
Prudential PLC	231,845	3,832,109
Shandong Hi-Speed Holdings Group, Ltd. (A)(B)	89,000	18,006
Sun Hung Kai Properties, Ltd.	72,662	1,169,522
Swire Properties, Ltd.	52,400	159,152
Techtronic Industries Company, Ltd.	60,077	819,263
Ireland - 0.6%		6,664,131
AIB Group PLC	137,985	1,551,255
Bank of Ireland Group PLC	41,600	848,497
Experian PLC	69,131	2,616,378
James Hardie Industries PLC, CHESS Depositary Interest (B)	34,821	808,168
Kerry Group PLC, Class A	2,248	200,040
Kingspan Group PLC	7,317	639,793
Israel - 0.8%		8,802,088
Azrieli Group, Ltd.	772	104,294
Bank Hapoalim BM	77,371	1,924,511
Bank Leumi Le-Israel BM	108,408	2,621,450
CyberArk Software, Ltd. (B)	477	205,506
Elbit Systems, Ltd.	317	225,461
ICL Group, Ltd.	25,447	138,993
Israel Discount Bank, Ltd., Class A	78,287	928,430
Mizrahi Tefahot Bank, Ltd.	11,904	937,559
Nice, Ltd. (B)	842	90,210
Teva Pharmaceutical Industries, Ltd. (B)	47,808	1,562,454
Wix.com, Ltd. (B)	728	63,220
Italy - 3.3%		37,439,769
Banca Mediolanum SpA	12,256	288,108
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	3

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Italy (continued)
Banca Monte dei Paschi di Siena SpA	248,722	$2,584,323
Banco BPM SpA (A)	152,004	2,282,095
BPER Banca SpA	141,018	1,988,820
Enel SpA	279,984	3,100,338
Eni SpA	98,493	2,018,409
Ferrari NV	5,086	1,698,998
FinecoBank SpA	65,970	1,754,056
Generali	20,062	820,778
Intesa Sanpaolo SpA	891,539	6,327,658
Leonardo SpA	5,102	341,718
Moncler SpA	23,716	1,382,756
Poste Italiane SpA (C)	21,847	576,985
PRADA SpA	56,600	290,186
Prysmian SpA	26,314	3,144,533
Recordati Industria Chimica e Farmaceutica SpA	9,213	507,898
Snam SpA (A)	114,493	789,726
Terna - Rete Elettrica Nazionale	132,622	1,439,844
UniCredit SpA	62,319	5,445,424
Unipol Assicurazioni SpA	29,420	657,116
Japan - 23.3%		263,525,594
Advantest Corp.	35,000	5,786,821
Aeon Company, Ltd.	83,500	1,144,837
AGC, Inc.	31,300	1,156,351
Aisin Corp.	97,700	1,750,253
Ajinomoto Company, Inc.	34,800	794,088
ANA Holdings, Inc.	36,200	705,180
Asahi Group Holdings, Ltd.	115,700	1,209,427
Asahi Kasei Corp.	272,700	2,650,808
Asics Corp.	75,600	1,820,653
Astellas Pharma, Inc.	131,700	1,830,447
Bandai Namco Holdings, Inc.	23,303	605,763
BayCurrent, Inc. (A)	6,600	232,793
Bridgestone Corp.	69,700	1,574,643
Canon, Inc.	17,000	516,304
Capcom Company, Ltd.	36,500	931,311
Central Japan Railway Company	32,720	913,555
Chubu Electric Power Company, Inc.	78,200	1,140,100
Chugai Pharmaceutical Company, Ltd.	20,400	1,163,882
Dai Nippon Printing Company, Ltd.	58,148	1,043,204
Daifuku Company, Ltd.	35,700	1,281,645
Dai-ichi Life Holdings, Inc.	179,800	1,576,426
Daiichi Sankyo Company, Ltd.	28,700	527,636
Daikin Industries, Ltd.	8,547	1,029,729
Daito Trust Construction Company, Ltd.	31,030	630,617
Daiwa House Industry Company, Ltd.	45,600	1,554,881
Daiwa Securities Group, Inc.	151,000	1,471,726
Denso Corp.	63,800	886,318
Dentsu Group, Inc. (B)	28,000	543,174
Disco Corp.	4,194	1,799,565
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
East Japan Railway Company	77,800	$1,963,409
Ebara Corp.	40,300	1,216,367
Eisai Company, Ltd.	3,472	97,030
ENEOS Holdings, Inc.	439,500	3,699,538
FANUC Corp.	14,950	607,556
Fast Retailing Company, Ltd.	6,157	2,346,892
Fuji Electric Company, Ltd.	22,993	1,638,098
FUJIFILM Holdings Corp.	45,200	904,527
Fujikura, Ltd.	13,300	1,687,288
Fujitsu, Ltd.	53,800	1,493,747
Hankyu Hanshin Holdings, Inc.	31,300	875,734
Hikari Tsushin, Inc.	1,941	534,889
Hitachi Construction Machinery Company, Ltd.	20,800	681,063
Hitachi, Ltd.	182,900	6,356,326
Honda Motor Company, Ltd.	186,362	1,878,600
Hoya Corp.	16,800	2,817,425
Hulic Company, Ltd.	76,700	914,374
Idemitsu Kosan Company, Ltd.	130,095	1,101,835
IHI Corp.	83,900	1,940,589
Inpex Corp.	102,900	2,296,673
Isuzu Motors, Ltd.	133,500	2,150,574
ITOCHU Corp.	127,200	1,625,251
Japan Airlines Company, Ltd.	32,300	612,352
Japan Exchange Group, Inc.	103,500	1,131,884
Japan Post Bank Company, Ltd.	51,400	912,978
Japan Post Holdings Company, Ltd.	63,400	762,189
Japan Post Insurance Company, Ltd.	19,600	606,703
Japan Real Estate Investment Corp.	206	166,659
Japan Tobacco, Inc.	52,900	1,913,879
JFE Holdings, Inc. (A)	90,300	1,221,093
JX Advanced Metals Corp.	15,900	261,444
Kajima Corp.	31,100	1,270,128
Kao Corp.	13,800	553,396
Kawasaki Heavy Industries, Ltd.	13,100	1,093,365
Kawasaki Kisen Kaisha, Ltd. (A)	41,100	593,880
KDDI Corp.	123,800	2,091,824
Keyence Corp.	3,370	1,233,001
Kikkoman Corp. (A)	28,100	253,293
Kirin Holdings Company, Ltd.	85,900	1,331,990
Kobe Bussan Company, Ltd.	10,700	263,928
Komatsu, Ltd.	74,400	2,859,572
Konami Group Corp.	4,600	670,051
Kubota Corp.	35,800	549,903
Kyocera Corp.	107,500	1,608,388
Kyowa Kirin Company, Ltd.	14,100	228,922
Lasertec Corp.	3,500	825,652
LY Corp.	68,600	176,370
M3, Inc. (A)	13,900	172,151
Makita Corp.	23,300	808,235
Marubeni Corp.	70,700	2,344,292
MatsukiyoCocokara & Company	32,500	522,073
4	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
MEIJI Holdings Company, Ltd.	33,600	$789,140
MINEBEA MITSUMI, Inc. (A)	77,300	1,570,955
Mitsubishi Chemical Group Corp.	219,600	1,452,042
Mitsubishi Corp.	149,200	3,962,611
Mitsubishi Electric Corp.	61,500	1,925,613
Mitsubishi Estate Company, Ltd.	35,700	911,824
Mitsubishi HC Capital, Inc.	204,000	1,783,975
Mitsubishi Heavy Industries, Ltd.	94,000	2,753,702
Mitsubishi UFJ Financial Group, Inc.	384,870	6,997,069
Mitsui & Company, Ltd.	110,800	3,616,479
Mitsui Fudosan Company, Ltd.	75,700	867,365
Mitsui O.S.K. Lines, Ltd. (A)	38,200	1,198,300
Mizuho Financial Group, Inc.	78,300	3,442,946
MonotaRO Company, Ltd.	18,800	254,896
MS&AD Insurance Group Holdings, Inc.	96,300	2,454,632
Murata Manufacturing Company, Ltd.	32,500	660,703
NEC Corp.	34,215	1,155,582
Nexon Company, Ltd.	12,800	305,604
Nidec Corp.	18,500	264,560
Nintendo Company, Ltd.	22,570	1,471,161
Nippon Building Fund, Inc.	363	337,680
Nippon Paint Holdings Company, Ltd.	66,600	442,316
Nippon Sanso Holdings Corp.	23,400	711,132
Nippon Steel Corp.	204,500	856,259
Nippon Yusen KK (A)	49,200	1,617,674
Nissan Motor Company, Ltd. (B)	141,900	347,069
Nissin Foods Holdings Company, Ltd. (A)	10,948	222,140
Nitori Holdings Company, Ltd. (A)	27,705	476,836
Nitto Denko Corp.	111,370	2,473,445
Nomura Holdings, Inc.	124,900	1,144,067
Nomura Research Institute, Ltd.	18,500	563,779
NTT, Inc.	2,200,350	2,209,479
Obayashi Corp.	80,300	1,815,157
Obic Company, Ltd.	22,700	632,321
Olympus Corp.	66,000	787,670
Omron Corp.	4,700	119,343
Ono Pharmaceutical Company, Ltd. (A)	8,465	126,349
Oracle Corp. Japan	2,800	189,861
Oriental Land Company, Ltd. (A)	34,200	600,706
ORIX Corp.	49,600	1,509,286
Osaka Gas Company, Ltd.	61,400	2,306,182
Otsuka Corp.	23,500	466,466
Otsuka Holdings Company, Ltd.	23,000	1,377,823
Pan Pacific International Holdings Corp.	91,800	545,051
Panasonic Holdings Corp.	96,304	1,321,636
Rakuten Bank, Ltd. (B)	5,400	257,783
Rakuten Group, Inc. (B)	107,100	642,211
Recruit Holdings Company, Ltd.	40,700	2,137,106
Renesas Electronics Corp. (B)	62,100	1,037,013
Resona Holdings, Inc.	109,400	1,269,100
Ricoh Company, Ltd.	59,800	527,989
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Ryohin Keikaku Company, Ltd.	41,500	$828,870
Sanrio Company, Ltd. (A)	17,900	551,760
SBI Holdings, Inc.	75,800	1,711,962
SCREEN Holdings Company, Ltd. (A)	4,600	586,257
Secom Company, Ltd.	23,222	851,895
Seibu Holdings, Inc.	10,000	265,461
Sekisui Chemical Company, Ltd.	78,900	1,397,859
Sekisui House, Ltd. (A)	59,500	1,326,079
Seven & i Holdings Company, Ltd.	176,800	2,534,065
SG Holdings Company, Ltd. (A)	22,200	214,430
Shimadzu Corp.	14,700	396,803
Shimano, Inc.	2,186	249,833
Shimizu Corp.	31,600	560,979
Shin-Etsu Chemical Company, Ltd.	60,090	1,997,936
Shionogi & Company, Ltd.	76,513	1,574,305
Shiseido Company, Ltd. (A)	5,577	95,047
SMC Corp.	845	329,488
SoftBank Corp.	913,700	1,237,931
SoftBank Group Corp.	170,644	4,704,712
Sompo Holdings, Inc.	42,200	1,454,267
Sony Financial Group, Inc. (B)	152,100	153,323
Sony Group Corp.	194,200	4,348,287
Subaru Corp.	128,200	2,764,951
Sumitomo Corp.	44,400	1,798,623
Sumitomo Electric Industries, Ltd.	81,400	3,548,124
Sumitomo Forestry Company, Ltd.	63,400	688,210
Sumitomo Metal Mining Company, Ltd.	39,900	2,421,004
Sumitomo Mitsui Financial Group, Inc.	146,600	5,200,280
Sumitomo Mitsui Trust Group, Inc.	29,850	990,356
Sumitomo Realty & Development Company, Ltd.	68,900	1,918,355
Suntory Beverage & Food, Ltd.	10,000	315,895
Suzuki Motor Corp.	138,300	1,888,558
Sysmex Corp.	35,544	338,021
T&D Holdings, Inc.	60,600	1,493,983
Taisei Corp.	11,161	1,113,495
Takeda Pharmaceutical Company, Ltd.	65,647	2,230,789
TDK Corp.	92,400	1,186,597
Terumo Corp.	18,700	244,569
The Chiba Bank, Ltd.	84,000	1,134,811
The Kansai Electric Power Company, Inc.	155,900	2,494,238
TIS, Inc.	20,000	583,171
Toho Company, Ltd.	4,900	250,209
Tokio Marine Holdings, Inc.	76,000	2,821,548
Tokyo Century Corp.	32,100	447,498
Tokyo Electron, Ltd.	14,671	3,928,815
Tokyo Gas Company, Ltd.	94,400	4,189,436
Tokyu Corp.	52,200	590,659
TOPPAN Holdings, Inc.	32,700	1,009,872
Toray Industries, Inc.	209,100	1,543,241
Toyo Suisan Kaisha, Ltd.	1,800	128,705
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	5

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Toyota Industries Corp.	6,500	$832,410
Toyota Motor Corp.	383,440	8,709,800
Toyota Tsusho Corp.	53,300	1,936,988
Trend Micro, Inc.	11,800	462,790
Unicharm Corp.	36,200	220,448
West Japan Railway Company (A)	96,162	1,969,245
Yakult Honsha Company, Ltd. (A)	9,000	145,391
Yamaha Motor Company, Ltd.	148,900	1,123,072
Yaskawa Electric Corp.	17,700	563,954
Yokohama Financial Group, Inc.	119,000	1,083,081
Zensho Holdings Company, Ltd.	9,200	499,601
ZOZO, Inc.	35,500	293,647
Luxembourg - 0.4%		5,041,815
ArcelorMittal SA	72,040	3,940,597
CVC Capital Partners PLC (C)	27,207	483,237
Tenaris SA	27,690	617,981
Macau - 0.0%		129,093
Sands China, Ltd.	59,200	129,093
Mexico - 0.0%		530,156
Fresnillo PLC	10,436	530,156
Netherlands - 4.7%		53,002,683
ABN AMRO Bank NV (C)	52,633	1,944,818
Adyen NV (B)(C)	753	1,122,804
Argenx SE (B)	776	649,726
ASM International NV	5,512	4,654,410
ASML Holding NV	13,301	19,235,097
Ferrovial SE	46,525	3,155,971
Heineken Holding NV	14,828	1,098,981
Heineken NV	8,854	730,370
ING Groep NV	136,000	4,015,689
Koninklijke Ahold Delhaize NV	110,012	4,313,667
Koninklijke Philips NV	78,440	2,251,720
Prosus NV (B)	47,611	2,744,513
Stellantis NV	223,949	2,207,565
The Magnum Ice Cream Company NV (B)	16,996	303,168
Universal Music Group NV	66,345	1,632,218
Wolters Kluwer NV	31,351	2,941,966
New Zealand - 0.2%		2,263,512
Auckland International Airport, Ltd.	45,834	228,990
Contact Energy, Ltd.	11,326	64,052
Fisher & Paykel Healthcare Corp., Ltd.	19,000	447,160
Fonterra Co-operative Group, Ltd.	637	3,155
Infratil, Ltd.	26,289	176,182
Mercury NZ, Ltd.	28,356	108,567
Meridian Energy, Ltd.	32,084	109,644
Xero, Ltd. (B)	17,141	1,125,762
Norway - 0.5%		5,437,527
Aker BP ASA	33,469	981,157
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Norway (continued)
DNB Bank ASA	28,718	$827,818
Equinor ASA	54,092	1,448,231
Gjensidige Forsikring ASA	3,809	108,647
Kongsberg Gruppen ASA	11,219	386,334
Mowi ASA	5,890	135,852
Norsk Hydro ASA	62,743	564,220
Orkla ASA	8,853	105,324
Salmar ASA	823	49,128
Telenor ASA	26,310	444,025
Var Energi ASA	16,454	59,772
Vend Marketplaces ASA, Class B	2,437	67,583
Yara International ASA	5,619	259,436
Portugal - 0.2%		1,928,491
Banco Comercial Portugues SA	567,310	617,129
EDP SA	129,206	663,566
Galp Energia SGPS SA	19,225	382,632
Jeronimo Martins SGPS SA	11,195	265,164
Singapore - 2.0%		22,068,881
CapitaLand Ascendas REIT	145,092	325,857
CapitaLand Integrated Commercial Trust	255,240	480,712
CapitaLand Investment, Ltd.	198,300	481,296
DBS Group Holdings, Ltd.	123,213	5,747,998
Grab Holdings, Ltd., Class A (B)	138,253	594,488
Keppel, Ltd.	195,500	1,683,857
Oversea-Chinese Banking Corp., Ltd.	182,968	3,061,001
Sea, Ltd., ADR (B)	10,868	1,266,013
Sembcorp Industries, Ltd. (A)	49,300	234,262
Singapore Airlines, Ltd. (A)	464,400	2,323,830
Singapore Exchange, Ltd.	121,900	1,693,536
Singapore Technologies Engineering, Ltd.	153,000	1,181,560
Singapore Telecommunications, Ltd.	148,700	537,851
United Overseas Bank, Ltd.	68,624	2,069,535
Wilmar International, Ltd.	144,900	387,085
Spain - 3.5%		39,008,168
Aena SME SA (C)	69,854	2,179,761
Amadeus IT Group SA	45,990	3,097,795
Banco Bilbao Vizcaya Argentaria SA	486,558	12,415,989
Banco Santander SA	572,555	7,342,693
CaixaBank SA	170,775	2,266,278
Cellnex Telecom SA (B)(C)	36,630	1,133,871
EDP Renovaveis SA (A)	1,902	28,963
Endesa SA	27,470	1,016,012
Iberdrola SA	118,744	2,673,419
Iberdrola SA, Interim Shares (B)	1,626	36,608
Industria de Diseno Textil SA	51,039	3,339,522
Naturgy Energy Group SA	30,080	947,579
Telefonica SA (A)	622,666	2,529,678
Sweden - 3.1%		34,966,582
AAK AB	10,264	287,551
6	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Sweden (continued)
AddTech AB, B Shares	31,388	$1,031,109
Alfa Laval AB	8,650	505,579
Assa Abloy AB, B Shares	17,959	730,147
Atlas Copco AB, A Shares	121,412	2,520,202
Atlas Copco AB, B Shares	66,061	1,195,139
Beijer Ref AB (A)	15,952	228,587
Boliden AB (B)	31,852	2,254,620
Castellum AB	44,596	554,663
Epiroc AB, A Shares	28,262	797,201
Epiroc AB, B Shares	12,648	317,477
EQT AB	7,091	270,751
Essity AB, B Shares	18,968	563,967
Evolution AB (C)	5,904	385,897
Fastighets AB Balder, B Shares (B)	64,846	491,093
Getinge AB, B Shares (A)	13,762	303,775
Hennes & Mauritz AB, B Shares (A)	23,443	472,316
Hexagon AB, B Shares	61,745	701,691
Holmen AB, B Shares	9,421	355,246
Indutrade AB	18,882	445,801
Lifco AB, B Shares	6,979	241,404
Nibe Industrier AB, B Shares	18,387	70,829
Saab AB, B Shares	4,021	314,921
Sagax AB, B Shares	16,160	358,716
Sandvik AB	59,937	2,381,298
Securitas AB, B Shares	38,907	646,527
Skandinaviska Enskilda Banken AB, A Shares	57,360	1,239,892
Skandinaviska Enskilda Banken AB, C Shares	454	10,073
Skanska AB, B Shares (A)	54,834	1,678,051
SKF AB, B Shares	56,682	1,489,365
Svenska Cellulosa AB SCA, B Shares (A)	58,449	736,534
Svenska Handelsbanken AB, A Shares	66,766	1,060,442
Svenska Handelsbanken AB, B Shares (A)	1,524	40,251
Swedbank AB, A Shares	44,163	1,729,652
Swedish Orphan Biovitrum AB (B)	17,287	658,106
Tele2 AB, B Shares	32,408	596,558
Telefonaktiebolaget LM Ericsson, B Shares	200,381	2,188,012
Telia Company AB (A)	169,636	777,061
Trelleborg AB, B Shares	26,739	1,087,412
Volvo AB, A Shares	19,501	713,753
Volvo AB, B Shares	67,266	2,461,994
Volvo Car AB, B Shares (A)(B)	21,690	72,919
Switzerland - 8.6%		97,268,517
ABB, Ltd.	29,863	2,585,115
Alcon, Inc.	54,206	4,393,921
Chocoladefabriken Lindt & Spruengli AG	10	1,480,423
Cie Financiere Richemont SA, A Shares	15,168	2,945,750
Coca-Cola HBC AG (B)	20,817	1,128,362
DSM-Firmenich AG	18,217	1,434,677
Galderma Group AG	7,019	1,311,647
Givaudan SA	516	2,002,218
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Switzerland (continued)
Glencore PLC (B)	517,813	$3,547,516
Holcim, Ltd. (B)	60,582	6,257,636
Kuehne + Nagel International AG (A)	6,753	1,567,120
Lonza Group AG	7,078	4,825,596
Nestle SA	80,414	7,668,074
Novartis AG	118,336	17,614,015
Partners Group Holding AG (A)	2,778	3,787,936
Roche Holding AG	21,258	9,681,424
Roche Holding AG, Bearer Shares	1,434	662,949
Sandoz Group AG	27,758	2,205,356
Schindler Holding AG	1,672	617,731
Schindler Holding AG, Participation Certificates	2,631	1,018,848
Sika AG	10,947	2,108,227
Swiss Life Holding AG	1,824	2,004,849
Swiss Re AG	14,375	2,304,518
Swisscom AG	5,308	4,366,753
UBS Group AG	116,917	5,525,108
Zurich Insurance Group AG	5,923	4,222,748
United Arab Emirates - 0.0%		0
NMC Health PLC (B)(D)	5,181	0
United Kingdom - 14.2%		160,073,331
3i Group PLC	45,656	2,099,451
Admiral Group PLC	36,573	1,380,151
Anglo American PLC	113,604	5,312,838
Ashtead Group PLC	49,825	3,204,613
Associated British Foods PLC	37,172	971,727
AstraZeneca PLC	45,471	8,486,073
Aviva PLC	227,175	1,982,049
BAE Systems PLC	76,354	2,068,294
Barclays PLC	650,430	4,339,592
BP PLC	1,310,826	8,342,748
British American Tobacco PLC	87,948	5,281,249
BT Group PLC	1,934,921	5,080,718
Bunzl PLC	26,014	731,089
Centrica PLC	791,016	2,072,709
Coca-Cola Europacific Partners PLC (A)	17,522	1,596,731
Compass Group PLC	53,235	1,597,642
Diageo PLC	87,632	2,014,840
GSK PLC	125,371	3,228,338
Haleon PLC	728,574	3,788,189
Halma PLC	27,738	1,348,970
HSBC Holdings PLC	626,152	11,044,636
Imperial Brands PLC	101,669	4,277,540
Informa PLC	164,066	1,981,229
InterContinental Hotels Group PLC	8,508	1,146,878
Legal & General Group PLC	653,717	2,378,115
Lloyds Banking Group PLC	2,835,146	4,238,733
London Stock Exchange Group PLC	9,257	1,031,731
National Grid PLC	205,481	3,480,937
NatWest Group PLC	356,495	3,254,161
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	7

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
United Kingdom (continued)
Next PLC	19,035	$3,464,922
Reckitt Benckiser Group PLC	59,367	4,962,932
RELX PLC	75,617	2,676,111
Rentokil Initial PLC	186,124	1,151,127
Rio Tinto PLC	43,497	4,021,830
Rolls-Royce Holdings PLC	229,985	3,821,880
Segro PLC	52,700	548,601
Severn Trent PLC	21,110	848,189
Shell PLC	363,131	13,922,688
Smith & Nephew PLC	41,472	706,822
SSE PLC	116,162	3,860,749
Standard Chartered PLC	309,388	7,905,266
Tesco PLC	750,901	4,381,364
The Sage Group PLC	101,496	1,333,447
Unilever PLC	75,587	5,124,498
Vodafone Group PLC	2,190,823	3,228,828
Wise PLC, Class A (B)	27,210	352,106
United States - 0.0%		338,360

Carnival PLC (B)	11,426	338,360

PREFERRED SECURITIES - 0.4%		$4,046,056
(Cost $4,105,337)
Germany - 0.4%		4,046,056
Bayerische Motoren Werke AG	4,972	516,966
Dr. Ing. h.c. F. Porsche AG (C)	1,664	81,578
Henkel AG & Company KGaA	18,231	1,608,421
Volkswagen AG	15,060	1,839,091

SHORT-TERM INVESTMENTS - 1.1%		$13,055,342
(Cost $13,054,828)
Short-term funds - 1.1%		13,055,342
John Hancock Collateral Trust, 3.5792% (E)(F)	1,136,652	11,370,842

State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.6399% (E)	1,684,500	1,684,500
Total investments (Multifactor Developed International ETF) (Cost $902,230,083) - 100.6%		$1,138,093,652
Other assets and liabilities, net - (0.6%)		(6,931,280)
Total net assets - 100.0%		$1,131,162,372

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 1-31-26. The value of securities on loan amounted to $26,959,106. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $17,007,465 in the form of U.S. Treasuries was pledged to the fund.
(B)	Non-income producing security.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 1-31-26.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
The fund had the following sector composition as a percentage of net assets on 1-31-26:
Financials	24.2%
Industrials	19.2%
Health care	9.5%
Consumer discretionary	8.4%
Materials	8.4%
Consumer staples	7.4%
Information technology	6.1%
Utilities	5.4%
Communication services	5.0%
Energy	4.3%
Real estate	1.6%
Short-term investments and other	0.5%
TOTAL	100.0%
MULTIFACTOR EMERGING MARKETS ETF

As of 1-31-26 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS - 99.1%		$689,746,475
(Cost $429,768,800)
Australia - 0.0%		231,896
MMG, Ltd. (A)	176,000	231,896
Brazil - 3.3%		22,750,162
Ambev SA	233,700	662,862
Axia Energia	53,837	559,085
B3 SA - Brasil Bolsa Balcao	303,200	935,275
Banco Bradesco SA	132,105	462,256
Banco BTG Pactual SA	51,348	587,964
Banco do Brasil SA	152,600	735,085
BB Seguridade Participacoes SA	82,600	588,631
Caixa Seguridade Participacoes S/A	27,500	90,922
Cia de Saneamento Basico do Estado de Sao Paulo	35,499	957,525
Cia Energetica de Minas Gerais	35,278	101,679
Cia Paranaense de Energia	156,300	393,470
CPFL Energia SA	25,400	249,656
Embraer SA	26,600	492,569
Energisa SA	21,962	213,976
Eneva SA (A)	44,500	179,511
Engie Brasil Energia SA	46,335	290,017
Equatorial Energia SA	69,303	541,658
Klabin SA	81,304	297,540
Localiza Rent a Car SA	62,811	580,536
MBRF Global Foods Company SA	22,500	80,235
Motiva Infraestrutura de Mobilidade SA	78,100	250,013
Neoenergia SA	12,600	77,975
Petroleo Brasileiro SA	429,100	3,310,321
Porto Seguro SA	7,200	69,091
PRIO SA (A)	59,800	582,403
Raia Drogasil SA	139,349	652,090
8	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Brazil (continued)
Rede D’Or Sao Luiz SA (B)	46,636	$377,592
Rumo SA	85,190	240,167
Suzano SA	74,365	700,676
Telefonica Brasil SA	71,200	508,343
TIM SA	101,200	473,957
TOTVS SA	5,900	50,226
Vale SA	315,900	5,087,658
Vibra Energia SA	97,114	533,467
WEG SA	84,600	835,731
Chile - 0.4%		3,067,022
Banco de Chile	2,621,683	584,935
Banco de Credito e Inversiones SA	6,546	492,849
Banco Santander Chile	3,297,004	293,670
Cencosud SA	98,326	333,169
Empresas CMPC SA	125,677	190,575
Empresas COPEC SA	28,163	243,056
Enel Americas SA	1,418,040	135,540
Enel Chile SA	3,233,571	277,757
Falabella SA	39,113	307,382
Latam Airlines Group SA	6,336,140	208,089
China - 22.6%		157,129,540
360 Security Technology, Inc., Class A	33,700	58,879
3SBio, Inc. (A)(B)	19,500	58,178
Agricultural Bank of China, Ltd., H Shares	2,688,000	1,882,705
Aier Eye Hospital Group Company, Ltd., A Shares	62,843	100,118
Akeso, Inc. (A)(B)(C)	9,000	127,226
Alibaba Group Holding, Ltd.	953,000	20,647,093
Aluminum Corp. of China, Ltd., H Shares	590,000	1,046,327
Anhui Conch Cement Company, Ltd., H Shares	159,500	506,907
Anhui Gujing Distillery Company, Ltd., A Shares	1,671	31,773
Anhui Jianghuai Automobile Group Corp., Ltd., Class A (A)	3,300	25,978
Anker Innovations Technology Company, Ltd., A Shares	1,100	15,764
ANTA Sports Products, Ltd.	160,800	1,611,150
Avary Holding Shenzhen Company, Ltd., A Shares	11,400	93,631
Bank of Beijing Company, Ltd., Class A	108,900	83,064
Bank of Chengdu Company, Ltd., Class A	18,000	41,759
Bank of China, Ltd., H Shares	5,940,000	3,551,967
Bank of Communications Company, Ltd., H Shares	1,952,000	1,679,634
Bank of Hangzhou Company, Ltd., A Shares	34,300	79,771
Bank of Jiangsu Company, Ltd., Class A	100,700	146,807
Bank of Nanjing Company, Ltd., Class A	60,000	90,926
Bank of Ningbo Company, Ltd., A Shares	52,515	233,912
Bank of Shanghai Company, Ltd., A Shares	94,200	125,266
Baoshan Iron & Steel Company, Ltd., A Shares	172,600	181,331
Beijing Kingsoft Office Software, Inc., Class A	1,215	58,899
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Beijing Wantai Biological Pharmacy Enterprise Company, Ltd., Class A (A)	1,960	$11,861
Beijing-Shanghai High Speed Railway Company, Ltd., A Shares	163,900	114,873
Bilibili, Inc., Class Z (A)(C)	4,260	148,915
BOE Technology Group Company, Ltd., A Shares	290,000	182,385
BYD Company, Ltd., H Shares	271,000	3,391,968
BYD Electronic International Company, Ltd. (C)	98,000	419,120
Cambricon Technologies Corp., Ltd., Class A (A)	934	169,217
Chaozhou Three-Circle Group Company, Ltd., Class A	6,700	48,212
China Cinda Asset Management Company, Ltd., H Shares (C)	217,000	36,955
China CITIC Bank Corp., Ltd., H Shares	1,202,000	1,120,473
China Coal Energy Company, Ltd., H Shares	274,000	401,017
China Construction Bank Corp., H Shares	6,490,000	6,573,351
China Eastern Airlines Corp., Ltd., H Shares (A)(C)	232,000	161,010
China Energy Engineering Corp., Ltd., H Shares	548,000	80,695
China Everbright Bank Company, Ltd., H Shares	416,000	173,651
China Galaxy Securities Company, Ltd., H Shares	305,000	410,848
China Hongqiao Group, Ltd.	313,500	1,449,943
China International Capital Corp., Ltd., H Shares (B)	40,000	108,685
China Jushi Company, Ltd., Class A	5,900	18,145
China Life Insurance Company, Ltd., H Shares	650,000	2,903,056
China Longyuan Power Group Corp., Ltd., H Shares	457,000	415,471
China Mengniu Dairy Company, Ltd.	258,000	538,484
China Merchants Bank Company, Ltd., H Shares	297,000	1,820,098
China Merchants Energy Shipping Company, Ltd., A Shares	15,700	25,668
China Merchants Expressway Network & Technology Holdings Company, Ltd., A Shares	20,500	27,674
China Merchants Securities Company, Ltd., H Shares (B)	79,940	149,650
China Merchants Shekou Industrial Zone Holdings Company, Ltd., A Shares	50,200	76,364
China Minsheng Banking Corp., Ltd., H Shares	850,500	423,633
China Northern Rare Earth Group High-Tech Company, Ltd., Class A	15,900	118,052
China Pacific Insurance Group Company, Ltd., H Shares	339,400	1,712,276
China Petroleum & Chemical Corp., H Shares	2,188,000	1,507,285
China Railway Signal & Communication Corp., Ltd., H Shares (B)	55,000	25,776
China Reinsurance Group Corp., H Shares	138,000	31,100
China Resources Microelectronics, Ltd., Class A	5,187	47,604
China Resources Mixc Lifestyle Services, Ltd. (B)	34,200	202,843
China Shenhua Energy Company, Ltd., H Shares	306,500	1,688,366
China Southern Airlines Company, Ltd., H Shares (A)	242,000	180,345
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	9

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
China Tourism Group Duty Free Corp., Ltd., H Shares (B)(C)	8,500	$98,717
China Tower Corp., Ltd., H Shares (B)	743,800	1,072,408
China Vanke Company, Ltd., H Shares (A)(C)	260,672	126,836
China Zheshang Bank Company, Ltd., H Shares	182,700	58,485
Chongqing Rural Commercial Bank, H Shares	60,000	44,790
CITIC Securities Company, Ltd., H Shares	137,750	515,745
CITIC, Ltd.	639,000	1,023,585
CMOC Group, Ltd., H Shares	501,000	1,431,850
CNPC Capital Company, Ltd., A Shares	26,900	34,803
Contemporary Amperex Technology Company, Ltd., A Shares	18,360	924,804
COSCO SHIPPING Holdings Company, Ltd., H Shares (C)	448,199	786,244
CSC Financial Company, Ltd., H Shares (B)	110,500	178,420
CSPC Pharmaceutical Group, Ltd.	202,000	248,307
Daqin Railway Company, Ltd., Class A	97,100	70,151
Dongfang Electric Corp., Ltd., H Shares (C)	9,200	29,992
East Money Information Company, Ltd., A Shares	54,506	178,065
ENN Natural Gas Company, Ltd., Class A	15,500	43,521
Eoptolink Technology, Inc., Ltd., Class A	2,200	132,817
Eve Energy Company, Ltd., A Shares	7,700	70,689
Everbright Securities Company, Ltd., H Shares (B)	20,600	23,423
Focus Media Information Technology Company, Ltd., A Shares	60,300	62,483
Foshan Haitian Flavouring & Food Company, Ltd., Class A	20,764	105,486
Founder Securities Company, Ltd., A Shares	28,300	32,012
Foxconn Industrial Internet Company, Ltd., Class A	54,900	455,887
Fuyao Glass Industry Group Company, Ltd. , H Shares (B)	80,000	684,789
Ganfeng Lithium Group Company, Ltd., H Shares (B)(C)	30,200	233,953
GD Power Development Company, Ltd., Class A	142,400	94,886
GDS Holdings, Ltd., A Shares (A)	27,600	159,810
GF Securities Company, Ltd., H Shares (C)	130,200	304,090
Giant Biogene Holding Company, Ltd. (B)(C)	12,000	51,075
GigaDevice Semiconductor, Inc., Class A	2,000	90,633
GoerTek, Inc., A Shares	28,300	105,893
Gotion High-tech Company, Ltd., Class A	3,100	16,944
Great Wall Motor Company, Ltd., H Shares	284,000	481,837
Gree Electric Appliances, Inc. of Zhuhai, A Shares	49,200	274,022
Guangdong Haid Group Company, Ltd., A Shares	12,300	91,181
Guangzhou Automobile Group Company, Ltd., H Shares	216,000	101,505
Guosen Securities Company, Ltd., Class A	30,300	54,683
Guotai Haitong Securities Company, Ltd., H Shares (B)	108,056	229,956
H World Group, Ltd.	154,600	757,787
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Haidilao International Holding, Ltd. (B)(C)	89,000	$182,109
Haier Smart Home Company, Ltd., H Shares	304,000	1,004,290
Hangzhou Tigermed Consulting Company, Ltd., H Shares (B)	3,200	22,618
Hansoh Pharmaceutical Group Company, Ltd. (B)(C)	82,000	405,291
Henan Shuanghui Investment & Development Company, Ltd., A Shares	17,700	65,415
Hengli Petrochemical Company, Ltd., A Shares	57,000	214,104
Hengtong Optic-electric Company, Ltd., A Shares	4,200	21,162
Hithink RoyalFlush Information Network Company, Ltd., Class A	2,300	115,452
Huadian Power International Corp., Ltd., H Shares	74,000	39,133
Huadong Medicine Company, Ltd., Class A	3,400	17,650
Huaneng Power International, Inc., H Shares	426,000	310,921
Huatai Securities Company, Ltd., H Shares (B)(C)	179,200	427,710
Huaxia Bank Company, Ltd., Class A	82,909	75,648
Huizhou Desay SV Automotive Company, Ltd., Class A	3,000	52,803
Iflytek Company, Ltd., A Shares	10,200	87,489
Industrial & Commercial Bank of China, Ltd., H Shares	5,196,000	4,317,969
Industrial Bank Company, Ltd., A Shares	118,600	319,180
Industrial Securities Company, Ltd., Class A	14,800	14,654
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A	227,800	82,288
Inner Mongolia Dian Tou Energy Corp., Ltd., A Shares	6,200	25,805
Inner Mongolia Yili Industrial Group Company, Ltd., A Shares	38,100	144,427
Innovent Biologics, Inc. (A)(B)	38,500	399,804
J&T Global Express, Ltd. (A)	137,200	178,666
JCET Group Company, Ltd., Class A	9,700	69,073
JD Health International, Inc. (A)(B)	73,550	595,674
JD Logistics, Inc. (A)(B)	203,000	290,865
JD.com, Inc., Class A	202,200	2,910,135
Jiangsu Eastern Shenghong Company, Ltd., Class A (A)	10,300	19,596
Jiangsu Expressway Company, Ltd., H Shares	72,000	94,959
Jiangsu Hengli Hydraulic Company, Ltd., A Shares	6,100	95,163
Jiangsu Hengrui Pharmaceuticals Company, Ltd., Class A	20,551	172,015
Jiangsu King’s Luck Brewery JSC, Ltd., Class A	8,400	40,498
Jiangsu Yanghe Distillery Company, Ltd., A Shares	9,190	73,166
Jiangsu Zhongtian Technology Company, Ltd., Class A	5,700	18,326
Jinduicheng Molybdenum Company, Ltd., A Shares	9,500	28,055
Kanzhun, Ltd.	8,600	80,442
10	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Kingdee International Software Group Company, Ltd. (A)	47,000	$77,935
Kingnet Network Company, Ltd., A Shares	4,000	14,346
Kuaishou Technology (B)	249,600	2,561,614
Kuang-Chi Technologies Company, Ltd., Class A (A)	3,500	23,911
Kunlun Tech Company, Ltd., A Shares (A)	1,700	13,652
Kweichow Moutai Company, Ltd., A Shares	4,992	1,006,518
Laopu Gold Company, Ltd., H Shares (C)	1,600	159,392
Lenovo Group, Ltd.	1,198,000	1,362,183
Lens Technology Company, Ltd., A Shares	25,500	133,399
Li Auto, Inc., Class A (A)(C)	97,900	826,729
Lingyi iTech Guangdong Company, A Shares	14,300	30,129
Longfor Group Holdings, Ltd. (B)(C)	210,883	278,128
LONGi Green Energy Technology Company, Ltd., A Shares (A)	25,300	65,102
Luxshare Precision Industry Company, Ltd., A Shares	53,800	400,219
Luzhou Laojiao Company, Ltd., A Shares	10,300	179,214
Meituan, Class B (A)(B)	295,070	3,672,459
Metallurgical Corp. of China, Ltd., H Shares	68,000	16,108
Midea Group Company, Ltd., A Shares	27,600	308,194
MINISO Group Holding, Ltd.	12,600	59,372
Montage Technology Company, Ltd., Class A	3,620	94,739
Muyuan Foods Company, Ltd., A Shares	41,560	275,133
NARI Technology Company, Ltd., A Shares	40,452	146,707
NAURA Technology Group Company, Ltd., Class A	2,595	177,480
NetEase, Inc.	144,000	3,779,915
New China Life Insurance Company, Ltd., H Shares	128,400	1,044,831
Ningbo Tuopu Group Company, Ltd., Class A	6,525	67,781
Ningxia Baofeng Energy Group Company, Ltd., Class A	53,000	181,230
NIO, Inc., Class A (A)(C)	114,980	568,591
Nongfu Spring Company, Ltd., H Shares (B)	112,400	689,970
OmniVision Integrated Circuits Group, Inc.	5,315	92,707
Orient Securities Company, Ltd., H Shares (B)	77,600	67,468
PetroChina Company, Ltd., H Shares	2,274,000	2,702,117
Pharmaron Beijing Company, Ltd., H Shares (B)	8,400	22,243
PICC Property & Casualty Company, Ltd., H Shares	878,000	1,820,149
Ping An Bank Company, Ltd., A Shares	114,600	178,617
Ping An Insurance Group Company of China, Ltd., H Shares (C)	464,000	4,319,346
Poly Developments and Holdings Group Company, Ltd., A Shares	88,300	86,540
Pop Mart International Group, Ltd. (B)(C)	38,000	1,087,980
Postal Savings Bank of China Company, Ltd., H Shares (B)	706,000	461,042
Qingdao Port International Company, Ltd., H Shares (B)	22,000	21,156
Qinghai Salt Lake Industry Company, Ltd., Class A (A)	18,000	84,916
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Range Intelligent Computing Technology Group Company, Ltd., Class A	3,700	$43,574
Remegen Company, Ltd., H Shares (A)(B)(C)	3,000	32,344
Rockchip Electronics Company, Ltd., A Shares	800	22,027
Rongsheng Petrochemical Company, Ltd., A Shares	70,350	149,336
SAIC Motor Corp., Ltd., Class A	41,400	84,248
Sanan Optoelectronics Company, Ltd., A Shares	9,900	23,024
Sany Heavy Industry Company, Ltd., A Shares	55,400	174,767
Satellite Chemical Company, Ltd., Class A	21,100	73,972
SDIC Capital Company, Ltd., A Shares	500	553
SDIC Power Holdings Company, Ltd., Class A	47,700	87,526
Seres Group Company, Ltd., A Shares	6,500	97,371
SF Holding Company, Ltd., A Shares	38,500	207,779
Shaanxi Coal Industry Company, Ltd., A Shares	90,500	290,183
Shandong Gold Mining Company, Ltd., H Shares (B)	52,470	297,364
Shandong Himile Mechanical Science & Technology Company, Ltd., A Shares	1,300	15,596
Shandong Hualu Hengsheng Chemical Company, Ltd., Class A	3,300	17,814
Shanghai Baosight Software Company, Ltd., Class A	10,364	34,097
Shanghai Electric Group Company, Ltd., H Shares (A)	188,000	101,105
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	11,000	28,762
Shanghai International Airport Company, Ltd., A Shares	13,800	61,170
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	45,800	69,788
Shanghai Pudong Development Bank Company, Ltd., Class A	166,900	241,157
Shanghai Putailai New Energy Technology Company, Ltd., Class A	3,900	15,553
Shanghai Rural Commercial Bank Company, Ltd., A Shares	49,600	61,317
Shanjin International Gold Company, Ltd., Class A	8,800	44,123
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., A Shares	7,145	175,846
Shengyi Technology Company, Ltd., Class A	3,500	34,731
Shenwan Hongyuan Group Company, Ltd., H Shares (B)	172,000	68,935
Shenzhen Inovance Technology Company, Ltd., A Shares	12,350	132,645
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., A Shares	6,600	179,768
Shenzhen Transsion Holdings Company, Ltd., Class A	4,851	40,583
Shenzhou International Group Holdings, Ltd.	105,400	840,803
Sichuan Chuantou Energy Company, Ltd., Class A	25,100	50,283
Sichuan Kelun-Biotech Biopharmaceutical Company, Ltd., H Shares (A)(C)	800	42,552
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	11

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Sichuan Road and Bridge Group Company, Ltd., Class A	38,040	$53,158
Silergy Corp.	28,000	249,571
Sinoma Science & Technology Company, Ltd., A Shares	2,900	17,896
Sinopharm Group Company, Ltd., H Shares	34,800	93,041
Smoore International Holdings, Ltd. (B)(C)	70,000	101,464
Spring Airlines Company, Ltd., A Shares	2,800	22,659
Sungrow Power Supply Company, Ltd., A Shares	12,940	281,203
Sunny Optical Technology Group Company, Ltd.	84,900	680,531
Suzhou Dongshan Precision Manufacturing Company, Ltd., Class A	2,000	22,267
Suzhou TFC Optical Communication Company, Ltd., A Shares	1,400	50,054
TBEA Company, Ltd., Class A	4,900	19,181
TCL Technology Group Corp., A Shares	100,120	69,883
Tencent Holdings, Ltd.	306,900	23,814,154
Tencent Music Entertainment Group (C)	111,100	931,796
The People’s Insurance Company Group of China, Ltd., H Shares	767,000	667,836
Tianfeng Securities Company, Ltd., A Shares (A)	1,000	594
Tianqi Lithium Corp., H Shares (A)	4,400	27,843
Tianshan Aluminum Group Company, Ltd., A Shares	14,200	38,522
Tingyi Cayman Islands Holding Corp.	90,000	136,676
TongFu Microelectronics Company, Ltd., A Shares	5,100	38,211
Tongling Nonferrous Metals Group Company, Ltd., A Shares	17,900	21,304
Tongwei Company, Ltd., A Shares (A)	30,800	80,674
Tsingtao Brewery Company, Ltd., H Shares	50,000	316,786
Unisplendour Corp., Ltd., Class A	8,800	31,687
Victory Giant Technology Huizhou Company, Ltd., A Shares	1,500	57,159
Wanhua Chemical Group Company, Ltd., A Shares	25,800	326,635
Weichai Power Company, Ltd., H Shares	252,000	858,963
Wens Foodstuffs Group Company, Ltd., Class A	46,900	105,295
Wuliangye Yibin Company, Ltd., A Shares	27,200	411,024
WUS Printed Circuit Kunshan Company, Ltd., A Shares	5,400	54,206
WuXi AppTec Company, Ltd., H Shares (B)	34,180	486,679
WuXi Biologics Cayman, Inc. (A)(B)	260,000	1,231,801
XCMG Construction Machinery Company, Ltd., Class A	63,300	97,840
Xiamen Tungsten Company, Ltd., A Shares	2,200	17,905
XPeng, Inc., Class A (A)(C)	100,900	925,706
Yangtze Optical Fibre & Cable Joint Stock Company, Ltd., H Shares (B)	5,000	53,587
Yankuang Energy Group Company, Ltd., H Shares	472,399	690,177
Yum China Holdings, Inc.	50,550	2,517,888
Yunnan Aluminium Company, Ltd., A Shares	6,900	33,405
Yunnan Baiyao Group Company, Ltd., A Shares	10,040	80,352
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Yunnan Yuntianhua Company, Ltd., A Shares	6,000	$32,977
Zangge Mining Company, Ltd., A Shares	1,300	16,146
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., A Shares	2,900	66,944
Zhaojin Mining Industry Company, Ltd., H Shares	42,000	194,681
Zhejiang China Commodities City Group Company, Ltd., Class A	18,800	43,533
Zhejiang Chint Electrics Company, Ltd., Class A	3,600	15,144
Zhejiang Dahua Technology Company, Ltd., Class A	5,100	13,916
Zhejiang Huayou Cobalt Company, Ltd., A Shares	2,800	29,013
Zhejiang Juhua Company, Ltd., Class A	9,200	52,087
Zhejiang Leapmotor Technology Company, Ltd., H Shares (A)(B)	8,400	45,626
Zhejiang NHU Company, Ltd., A Shares	17,800	71,369
Zhejiang Sanhua Intelligent Controls Company, Ltd., Class A	11,700	85,774
Zhongji Innolight Company, Ltd., Class A	4,060	379,210
Zhongjin Gold Corp., Ltd., Class A	8,500	45,139
Zhongtai Securities Company, Ltd., A Shares	300	276
Zijin Mining Group Company, Ltd., H Shares	520,000	2,789,864
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares (C)	110,400	123,975
ZTO Express Cayman, Inc.	23,350	519,042
Hong Kong - 0.7%		5,186,380
Alibaba Health Information Technology, Ltd. (A)(C)	80,000	66,789
China Merchants Port Holdings Company, Ltd.	32,000	64,453
China Resources Beer Holdings Company, Ltd.	216,500	726,869
China Resources Land, Ltd.	360,000	1,414,241
China Resources Power Holdings Company, Ltd. (C)	272,000	619,947
China Taiping Insurance Holdings Company, Ltd.	34,400	112,850
Chow Tai Fook Jewellery Group, Ltd. (C)	54,600	100,675
Geely Automobile Holdings, Ltd.	683,000	1,407,156
Kunlun Energy Company, Ltd.	252,000	258,141
NetEase Cloud Music, Inc. (A)(B)	1,150	26,579
Orient Overseas International, Ltd. (C)	16,500	270,222
Want Want China Holdings, Ltd.	196,000	118,458
India - 17.8%		123,863,434
360 ONE WAM, Ltd.	10,043	123,273
ABB India, Ltd.	3,207	193,527
Adani Energy Solutions, Ltd. (A)	20,186	196,204
Adani Enterprises, Ltd.	7,448	163,554
Adani Enterprises, Ltd., Partly Paid Rights (A)	876	14,951
Adani Green Energy, Ltd. (A)	9,533	88,223
Adani Ports & Special Economic Zone, Ltd.	39,096	602,245
Adani Power, Ltd. (A)	239,229	353,353
Adani Total Gas, Ltd.	14,089	81,000
12	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
Aditya Birla Capital, Ltd. (A)	56,840	$210,460
Alkem Laboratories, Ltd.	2,677	165,560
Ambuja Cements, Ltd.	51,165	283,393
APL Apollo Tubes, Ltd.	15,118	336,093
Apollo Hospitals Enterprise, Ltd.	9,269	700,308
Ashok Leyland, Ltd.	256,626	550,984
Asian Paints, Ltd.	39,387	1,040,900
Astral, Ltd.	10,540	168,205
AU Small Finance Bank, Ltd. (B)	30,769	327,801
Aurobindo Pharma, Ltd.	21,795	284,061
Avenue Supermarts, Ltd. (A)(B)	7,247	291,290
Axis Bank, Ltd.	179,000	2,659,873
Bajaj Auto, Ltd.	5,562	579,494
Bajaj Finance, Ltd.	161,272	1,631,961
Bajaj Finserv, Ltd.	22,510	478,084
Bajaj Holdings & Investment, Ltd.	3,557	417,192
Balkrishna Industries, Ltd.	7,657	191,867
Bank of Baroda	93,504	304,946
Bank of India	61,961	110,467
Berger Paints India, Ltd.	32,770	164,941
Bharat Dynamics, Ltd.	2,765	46,215
Bharat Electronics, Ltd.	293,962	1,435,656
Bharat Forge, Ltd.	19,656	308,769
Bharat Heavy Electricals, Ltd.	81,064	231,769
Bharat Petroleum Corp., Ltd.	287,830	1,140,525
Bharti Airtel, Ltd.	192,828	4,127,080
Biocon, Ltd.	29,182	116,442
Blue Star, Ltd.	4,252	84,220
Bosch, Ltd.	633	251,170
Britannia Industries, Ltd.	11,358	722,442
Canara Bank	154,343	247,066
CG Power & Industrial Solutions, Ltd.	48,876	311,202
Cholamandalam Investment and Finance Company, Ltd.	52,156	923,513
Cipla, Ltd.	75,093	1,081,649
Coal India, Ltd.	302,987	1,449,265
Cochin Shipyard, Ltd. (B)	2,286	41,268
Coforge, Ltd.	19,491	350,314
Colgate-Palmolive India, Ltd.	12,839	294,221
Container Corp. of India, Ltd.	29,410	160,770
Coromandel International, Ltd.	7,626	186,116
Cummins India, Ltd.	10,069	447,694
Dabur India, Ltd.	44,700	246,151
Dalmia Bharat, Ltd.	1,947	43,811
Divi’s Laboratories, Ltd.	9,302	609,313
Dixon Technologies India, Ltd.	2,438	276,565
DLF, Ltd.	33,113	228,583
Dr. Reddy’s Laboratories, Ltd.	97,044	1,279,889
Eicher Motors, Ltd.	10,437	808,921
Endurance Technologies, Ltd. (B)	739	19,474
Eternal, Ltd. (A)	237,819	707,091
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
Federal Bank, Ltd.	149,937	$468,780
Fortis Healthcare, Ltd.	22,313	206,435
FSN E-Commerce Ventures, Ltd. (A)	73,662	189,585
GAIL India, Ltd.	345,385	627,222
GE Vernova T&D India, Ltd.	4,705	165,194
GlaxoSmithKline Pharmaceuticals, Ltd.	2,749	71,633
Glenmark Pharmaceuticals, Ltd.	8,797	193,761
GMR Airports, Ltd. (A)	188,754	192,863
Godfrey Phillips India, Ltd.	781	17,286
Godrej Consumer Products, Ltd.	28,831	362,004
Godrej Industries, Ltd. (A)	2,329	24,559
Godrej Properties, Ltd. (A)	6,566	112,501
Grasim Industries, Ltd.	30,005	918,571
Gujarat Fluorochemicals, Ltd.	931	30,909
Havells India, Ltd.	29,084	405,334
HCL Technologies, Ltd.	92,150	1,694,388
HDFC Asset Management Company, Ltd. (B)	16,611	453,072
HDFC Bank, Ltd.	672,269	6,789,378
HDFC Life Insurance Company, Ltd. (B)	49,804	394,967
Hero MotoCorp, Ltd.	17,487	1,051,264
Hexaware Technologies, Ltd.	2,866	21,685
Hindalco Industries, Ltd.	180,750	1,891,845
Hindustan Aeronautics, Ltd.	10,784	541,970
Hindustan Petroleum Corp., Ltd.	117,450	543,855
Hindustan Unilever, Ltd.	70,640	1,816,155
Hitachi Energy India, Ltd.	615	126,039
ICICI Bank, Ltd.	478,634	7,060,811
ICICI Lombard General Insurance Company, Ltd. (B)	18,155	357,051
ICICI Prudential Life Insurance Company, Ltd. (B)	22,300	153,576
IDFC First Bank, Ltd.	226,580	205,674
Indian Bank	29,059	288,102
Indian Oil Corp., Ltd.	481,849	852,779
Indian Railway Catering & Tourism Corp., Ltd.	22,251	150,723
Indian Renewable Energy Development Agency, Ltd. (A)	30,653	44,076
Indus Towers, Ltd. (A)	189,169	910,191
IndusInd Bank, Ltd. (A)	42,249	409,917
Info Edge India, Ltd.	32,318	439,163
Infosys, Ltd.	241,991	4,321,442
InterGlobe Aviation, Ltd. (B)	10,349	518,083
ITC Hotels, Ltd. (A)	36,517	71,821
ITC, Ltd.	264,005	925,004
Jindal Stainless, Ltd.	46,715	419,476
Jindal Steel, Ltd.	46,336	566,786
Jio Financial Services, Ltd.	136,428	376,711
JK Cement, Ltd.	894	53,696
JSW Energy, Ltd.	35,053	174,527
JSW Steel, Ltd.	79,961	1,055,455
Jubilant Foodworks, Ltd.	26,046	141,078
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	13

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
Kalyan Jewellers India, Ltd.	18,173	$71,220
Kaynes Technology India, Ltd. (A)	358	13,516
Kotak Mahindra Bank, Ltd.	324,724	1,438,511
Kwality Wall’s India, Ltd. (A)(D)	69,992	29,066
L&T Finance, Ltd.	51,396	159,796
L&T Technology Services, Ltd. (B)	2,321	93,862
Larsen & Toubro, Ltd.	34,922	1,493,878
Laurus Labs, Ltd. (B)	5,050	53,038
Linde India, Ltd.	997	65,031
Lloyds Metals & Energy, Ltd.	6,756	80,936
Lodha Developers, Ltd. (B)	11,188	118,110
LTIMindtree, Ltd. (B)	7,646	496,226
Lupin, Ltd.	16,701	389,803
Mahindra & Mahindra Financial Services, Ltd.	25,897	104,517
Mahindra & Mahindra, Ltd.	69,069	2,586,160
Mankind Pharma, Ltd.	4,343	100,327
Marico, Ltd.	63,199	501,538
Maruti Suzuki India, Ltd.	7,375	1,168,936
Max Financial Services, Ltd. (A)	3,358	58,747
Max Healthcare Institute, Ltd.	37,280	387,927
Motilal Oswal Financial Services, Ltd.	13,015	106,278
Mphasis, Ltd.	9,494	284,343
MRF, Ltd.	283	409,175
Muthoot Finance, Ltd.	18,442	765,447
Nestle India, Ltd.	65,340	946,493
NHPC, Ltd.	219,300	186,454
Nippon Life India Asset Management, Ltd. (B)	7,743	73,653
NMDC, Ltd.	520,593	458,410
NTPC, Ltd.	420,717	1,619,523
Oberoi Realty, Ltd.	9,598	155,467
Oil & Natural Gas Corp., Ltd.	345,426	1,006,603
Oil India, Ltd.	51,230	284,588
One 97 Communications, Ltd. (A)	14,864	182,594
Oracle Financial Services Software, Ltd.	1,757	147,856
Page Industries, Ltd.	517	184,375
Patanjali Foods, Ltd.	11,508	62,552
PB Fintech, Ltd. (A)	14,891	266,877
Persistent Systems, Ltd.	9,123	598,034
Petronet LNG, Ltd.	128,488	404,233
PI Industries, Ltd.	5,577	192,251
Pidilite Industries, Ltd.	29,311	454,414
Polycab India, Ltd.	3,778	287,742
Power Finance Corp., Ltd.	176,989	728,255
Power Grid Corp. of India, Ltd.	620,939	1,727,728
Prestige Estates Projects, Ltd.	10,886	172,780
Procter & Gamble Hygiene & Health Care, Ltd.	1,092	139,949
Punjab National Bank	194,655	264,724
Rail Vikas Nigam, Ltd.	21,904	81,913
REC, Ltd.	143,783	569,661
Reliance Industries, Ltd.	446,539	6,781,519
Samvardhana Motherson International, Ltd.	575,657	704,024
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
SBI Cards & Payment Services, Ltd.	17,840	$146,521
SBI Life Insurance Company, Ltd. (B)	33,698	736,291
Schaeffler India, Ltd.	3,517	137,770
Shree Cement, Ltd.	794	232,665
Shriram Finance, Ltd.	117,093	1,298,381
Siemens Energy India, Ltd. (A)	4,891	131,878
Siemens, Ltd. (A)	4,368	146,633
Solar Industries India, Ltd.	1,945	284,241
SRF, Ltd.	10,778	328,785
State Bank of India	151,126	1,769,400
Steel Authority of India, Ltd.	139,403	228,804
Sun Pharmaceutical Industries, Ltd.	52,391	908,424
Sundaram Finance, Ltd.	4,643	263,450
Supreme Industries, Ltd.	4,657	176,980
Suzlon Energy, Ltd. (A)	738,544	382,810
Tata Communications, Ltd.	10,338	176,253
Tata Consultancy Services, Ltd.	70,215	2,388,398
Tata Consumer Products, Ltd.	46,064	566,865
Tata Motors Passengers Vehicles, Ltd.	164,021	622,740
Tata Motors, Ltd. (A)	162,735	809,363
Tata Steel, Ltd.	616,964	1,291,642
Tech Mahindra, Ltd.	50,098	945,020
The Indian Hotels Company, Ltd.	41,126	300,931
The Phoenix Mills, Ltd.	8,091	146,449
The Tata Power Company, Ltd.	139,877	557,303
Thermax, Ltd.	1,184	37,172
Titan Company, Ltd.	30,814	1,333,925
Torrent Pharmaceuticals, Ltd.	9,534	409,655
Torrent Power, Ltd.	11,719	176,828
Trent, Ltd.	14,162	579,797
Tube Investments of India, Ltd.	7,580	191,998
TVS Motor Company, Ltd.	18,912	756,583
UltraTech Cement, Ltd.	5,618	776,244
Union Bank of India, Ltd.	120,491	235,801
United Breweries, Ltd.	5,360	85,078
United Spirits, Ltd.	25,443	376,995
UNO Minda, Ltd.	14,167	182,194
UPL, Ltd.	68,218	520,678
Varun Beverages, Ltd.	90,193	457,792
Vedanta, Ltd.	259,848	1,920,877
Vishal Mega Mart, Ltd. (A)	27,374	37,570
Vodafone Idea, Ltd. (A)	546,060	66,070
Voltas, Ltd.	8,153	117,260
Wipro, Ltd.	251,144	645,555
Yes Bank, Ltd. (A)	1,035,130	240,813
Zydus Lifesciences, Ltd.	39,409	378,721
Indonesia - 1.3%		8,712,710
Alamtri Resources Indonesia Tbk PT	1,773,400	233,495
Amman Mineral Internasional PT (A)	391,000	177,039
Aneka Tambang Tbk	198,600	49,813
14	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Indonesia (continued)
Astra International Tbk PT	1,923,700	$727,763
Bank Central Asia Tbk PT	3,428,800	1,511,654
Bank Mandiri Persero Tbk PT	3,710,900	1,065,626
Bank Negara Indonesia Persero Tbk PT	1,827,200	488,777
Bank Rakyat Indonesia Persero Tbk PT	3,997,850	907,466
Barito Pacific Tbk PT (A)	1,841,455	236,970
Bumi Resources Minerals Tbk PT (A)	1,224,600	78,795
Charoen Pokphand Indonesia Tbk PT	488,700	128,981
Dayamitra Telekomunikasi PT	1,319,400	43,626
Dian Swastatika Sentosa Tbk PT (A)	125,900	742,574
Indofood CBP Sukses Makmur Tbk PT	170,600	80,803
Indofood Sukses Makmur Tbk PT	536,700	217,430
Indosat Tbk PT	851,500	113,127
Kalbe Farma Tbk PT	1,340,200	91,423
Mayora Indah Tbk PT	274,300	37,750
Merdeka Copper Gold Tbk PT (A)	163,500	31,268
Sumber Alfaria Trijaya Tbk PT	1,490,400	154,945
Telkom Indonesia Persero Tbk PT	5,490,600	1,177,609
United Tractors Tbk PT	267,900	415,776
Ireland - 1.0%		7,076,026
PDD Holdings, Inc., ADR (A)	70,025	7,076,026
Luxembourg - 0.0%		145,822
Zabka Group SA (A)	23,874	145,822
Malaysia - 1.8%		12,798,203
AMMB Holdings BHD	164,900	269,814
Axiata Group BHD	447,295	260,979
CELCOMDIGI BHD	315,600	260,998
CIMB Group Holdings BHD	709,324	1,543,886
Gamuda BHD	198,363	222,416
Genting BHD	275,200	199,663
Genting Malaysia BHD	373,600	187,653
Hong Leong Bank BHD	53,900	352,770
Hong Leong Financial Group BHD	32,700	185,317
IHH Healthcare BHD	154,700	351,627
IOI Corp. BHD	229,500	232,295
Kuala Lumpur Kepong BHD	47,076	232,872
Malayan Banking BHD	496,122	1,485,094
Maxis BHD	186,700	180,922
MISC BHD	122,300	248,199
Mr. DIY Group M BHD (B)	180,500	83,794
Nestle Malaysia BHD	5,100	144,901
Petronas Chemicals Group BHD	146,300	119,875
Petronas Dagangan BHD	47,200	253,841
Petronas Gas BHD	59,100	275,560
PPB Group BHD	78,500	225,025
Press Metal Aluminium Holdings BHD	310,500	595,479
Public Bank BHD	911,800	1,126,450
QL Resources BHD	116,900	119,213
RHB Bank BHD	168,016	360,156
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Malaysia (continued)
SD Guthrie BHD	248,038	$367,464
Sime Darby BHD	549,700	301,205
Sunway BHD	92,400	135,014
Telekom Malaysia BHD	154,070	308,765
Tenaga Nasional BHD	451,900	1,598,043
Westports Holdings BHD	139,621	216,409
YTL Corp. BHD	293,320	154,771
YTL Power International BHD	241,320	197,733
Mexico - 2.4%		16,698,963
America Movil SAB de CV, Series B	1,722,188	1,793,967
Arca Continental SAB de CV (C)	25,564	290,095
Cemex SAB de CV	1,724,788	2,159,589
Coca-Cola Femsa SAB de CV	28,200	297,948
El Puerto de Liverpool SAB de CV, Series C1 (C)	17,471	106,153
Fomento Economico Mexicano SAB de CV	123,048	1,293,611
Gruma SAB de CV, Class B (C)	16,275	295,487
Grupo Aeroportuario del Pacifico SAB de CV, Series B (C)	36,723	1,017,033
Grupo Aeroportuario del Sureste SAB de CV, Series B	17,179	598,576
Grupo Bimbo SAB de CV, Series A (C)	154,800	542,028
Grupo Carso SAB de CV, Series A1 (C)	42,404	290,622
Grupo Comercial Chedraui SA de CV (C)	19,418	133,879
Grupo Financiero Banorte SAB de CV, Series O	193,304	2,195,466
Grupo Financiero Inbursa SAB de CV, Series O	241,040	609,443
Grupo Mexico SAB de CV, Series B	230,108	2,557,890
Industrias Penoles SAB de CV (A)	13,000	759,151
Kimberly-Clark de Mexico SAB de CV, Class A (C)	124,900	278,716
Promotora y Operadora de Infraestructura SAB de CV	3,805	59,991
Wal-Mart de Mexico SAB de CV	443,940	1,419,318
Netherlands - 0.1%		485,795
NEPI Rockcastle NV (A)	52,777	485,795
Philippines - 0.6%		4,094,145
Aboitiz Equity Ventures, Inc.	310,280	167,575
Aboitiz Power Corp.	107,500	78,506
Ayala Corp.	22,340	191,983
Ayala Land, Inc.	522,800	188,679
Bank of the Philippine Islands	262,291	552,374
BDO Unibank, Inc.	243,414	558,095
Globe Telecom, Inc.	4,129	110,167
International Container Terminal Services, Inc.	74,580	813,179
Jollibee Foods Corp.	46,150	160,677
Manila Electric Company	25,700	257,522
Metropolitan Bank & Trust Company	231,462	286,966
PLDT, Inc.	10,980	249,882
SM Investments Corp.	21,735	258,396
SM Prime Holdings, Inc.	600,100	220,144
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	15

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Poland - 1.4%		$10,068,190
Alior Bank SA	6,090	199,938
Allegro.eu SA (A)(B)	26,863	221,962
Asseco Poland SA	507	31,054
Bank Handlowy w Warszawie SA	3,160	103,119
Bank Millennium SA (A)	4,415	21,474
Bank Polska Kasa Opieki SA	24,883	1,525,481
Budimex SA	689	134,201
CD Projekt SA	3,194	234,649
Dino Polska SA (A)(B)	41,745	443,497
ING Bank Slaski SA	1,957	214,717
KGHM Polska Miedz SA (A)	12,931	1,214,355
LPP SA	120	666,789
mBank SA (A)	811	238,047
ORLEN SA	49,710	1,517,579
PGE Polska Grupa Energetyczna SA (A)	99,587	282,736
Powszechna Kasa Oszczednosci Bank Polski SA	55,271	1,446,969
Powszechny Zaklad Ubezpieczen SA	50,767	1,006,052
Santander Bank Polska SA	3,162	500,004
Tauron Polska Energia SA (A)	21,098	65,567
Russia - 0.0%		0
Gazprom PJSC, ADR (A)(D)	4,562	0
LUKOIL PJSC, ADR (A)(D)	472	0
MMC Norilsk Nickel PJSC, ADR (A)(D)	780	0
Novatek PJSC, GDR (A)(D)	50	0
Sberbank of Russia PJSC, ADR (A)(D)	263,203	0
Saudi Arabia - 3.0%		20,654,686
ACWA Power Company (A)	6,326	315,904
Ades Holding Company	14,396	73,809
Al Rajhi Bank	126,274	3,609,079
Al Rajhi Company for Co-operative Insurance (A)	3,282	72,716
Aldrees Petroleum and Transport Services Company	2,008	63,976
Alinma Bank	122,554	930,583
Almarai Company JSC	45,522	535,239
Arabian Internet & Communications Services Company	1,868	116,741
Astra Industrial Group Company	2,121	84,824
Bank AlBilad	54,110	383,460
Bank Al-Jazira (A)	52,649	175,885
Banque Saudi Fransi	110,372	531,158
Bupa Arabia for Cooperative Insurance Company	2,389	105,096
Dallah Healthcare Company	1,418	46,880
Dar Al Arkan Real Estate Development Company (A)	42,031	208,659
Dr Sulaiman Al Habib Medical Services Group Company	7,718	538,307
Elm Company	2,242	463,858
Etihad Etisalat Company	64,346	1,207,763
Jarir Marketing Company	57,788	219,862
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Saudi Arabia (continued)
Mouwasat Medical Services Company	8,429	$156,413
Nahdi Medical Company	3,677	96,614
Riyad Bank	122,218	915,649
Riyadh Cables Group Company	3,296	114,855
SABIC Agri-Nutrients Company	17,670	588,890
Sahara International Petrochemical Company	50,075	204,535
SAL Saudi Logistics Services	1,586	76,241
Saudi Arabian Mining Company (A)	64,214	1,323,418
Saudi Aramco Base Oil Company	3,529	98,511
Saudi Awwal Bank	33,455	318,254
Saudi Basic Industries Corp.	58,170	881,693
Saudi Electricity Company	114,194	438,423
Saudi Industrial Investment Group	21,839	72,841
Saudi Research & Media Group (A)	2,868	91,606
Saudi Tadawul Group Holding Company	2,205	94,474
Saudi Telecom Company	191,686	2,269,139
The Company for Cooperative Insurance	6,235	227,743
The Saudi Investment Bank	53,179	198,498
The Saudi National Bank	214,899	2,570,285
Yanbu National Petrochemical Company	32,340	232,805
Singapore - 0.4%		3,081,541
Trip.com Group, Ltd.	49,950	3,081,541
South Africa - 4.0%		27,588,991
Absa Group, Ltd.	76,484	1,214,730
Bid Corp., Ltd.	30,847	777,643
Capitec Bank Holdings, Ltd.	8,194	2,223,158
Clicks Group, Ltd. (C)	25,511	517,744
Discovery, Ltd.	43,214	633,787
FirstRand, Ltd.	460,608	2,657,812
Gold Fields, Ltd.	69,536	3,684,205
Harmony Gold Mining Company, Ltd.	38,498	873,109
Impala Platinum Holdings, Ltd.	96,368	1,898,818
Investec, Ltd.	19,460	159,502
Kumba Iron Ore, Ltd. (C)	6,012	134,954
MTN Group, Ltd.	160,785	1,813,925
Naspers, Ltd.	51,038	3,155,366
Nedbank Group, Ltd.	60,963	1,008,631
Northam Platinum Holdings, Ltd.	4,690	116,040
OUTsurance Group, Ltd.	65,096	289,852
Pepkor Holdings, Ltd. (B)	190,225	314,086
Sanlam, Ltd.	133,849	842,946
Sasol, Ltd. (A)	58,422	416,267
Shoprite Holdings, Ltd.	46,617	774,416
Sibanye Stillwater, Ltd. (A)	37,269	171,455
Standard Bank Group, Ltd.	134,867	2,512,163
The Bidvest Group, Ltd.	31,070	454,421
Valterra Platinum, Ltd.	4,640	439,769
Vodacom Group, Ltd.	53,706	504,192
16	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Korea - 17.9%		$124,382,264
Alteogen, Inc. (A)	1,993	571,842
AMOREPACIFIC Corp.	1,905	183,697
APR Corp. (A)	332	62,276
Celltrion, Inc. (A)	7,662	1,117,841
Coway Company, Ltd. (A)	6,415	371,690
DB Insurance Company, Ltd.	6,133	607,591
Doosan Bobcat, Inc. (A)	5,239	214,015
Doosan Enerbility Company, Ltd. (A)	21,732	1,367,875
Doosen Company, Ltd.	105	62,078
Ecopro BM Company, Ltd. (A)	3,657	589,429
Ecopro Company, Ltd.	6,004	677,817
GS Holdings Corp.	9,608	458,573
Hana Financial Group, Inc.	35,366	2,459,453
Hanjin Kal Corp. (A)	1,186	93,024
Hankook Tire & Technology Company, Ltd.	11,686	515,535
Hanmi Semiconductor Company, Ltd.	2,171	318,244
Hanwha Aerospace Company, Ltd. (A)	2,031	1,834,306
Hanwha Corp. (A)	1,007	80,104
Hanwha Ocean Company, Ltd. (A)	4,458	428,952
Hanwha Systems Company, Ltd. (A)	2,182	142,799
HD Hyundai Company, Ltd.	3,490	567,361
HD Hyundai Electric Company, Ltd.	1,640	1,012,894
HD Hyundai Heavy Industries Company, Ltd.	1,108	442,615
HD Korea Shipbuilding & Offshore Engineering Company, Ltd.	3,129	898,876
HLB, Inc. (A)	5,702	219,856
HMM Company, Ltd.	27,648	384,160
HYBE Company, Ltd. (A)	973	252,815
Hyosung Heavy Industries Corp. (A)	120	217,007
Hyundai Autoever Corp.	233	74,704
Hyundai Engineering & Construction Company, Ltd.	9,898	705,526
Hyundai Glovis Company, Ltd.	5,870	986,897
Hyundai Mobis Company, Ltd.	5,329	1,662,304
Hyundai Motor Company	11,806	4,101,014
Hyundai Rotem Company, Ltd.	4,600	736,626
Hyundai Steel Company	7,843	170,275
Industrial Bank of Korea	35,799	550,888
Kakao Corp.	16,352	697,522
KakaoBank Corp.	15,563	247,598
Kakaopay Corp. (A)	498	21,935
Kangwon Land, Inc.	7,852	95,136
KB Financial Group, Inc.	28,801	2,705,221
Kia Corp.	28,319	3,002,278
KIWOOM Securities Company, Ltd.	598	184,252
Korea Aerospace Industries, Ltd.	5,191	606,951
Korea Electric Power Corp. (A)	39,364	1,594,360
Korea Investment Holdings Company, Ltd.	5,389	806,815
Korea Zinc Company, Ltd.	715	935,848
Korean Air Lines Company, Ltd. (A)	26,476	428,575
Krafton, Inc. (A)	2,409	425,098
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Korea (continued)
KT&G Corp.	7,298	$780,299
LG Chem, Ltd.	2,572	554,819
LG Corp.	12,620	803,984
LG Display Company, Ltd. (A)	44,210	358,435
LG Electronics, Inc.	17,582	1,210,488
LG Energy Solution, Ltd. (A)	1,544	426,922
LG H&H Company, Ltd.	703	128,204
LG Innotek Company, Ltd.	1,445	245,953
LG Uplus Corp.	50,018	555,987
LIG Nex1 Company, Ltd. (A)	595	199,036
LigaChem Biosciences, Inc. (A)	344	48,515
LS Corp.	253	40,251
LS Electric Company, Ltd. (A)	945	371,592
Macquarie Korea Infrastructure Fund	26,807	208,400
Meritz Financial Group, Inc.	7,332	593,936
Mirae Asset Securities Company, Ltd.	33,968	1,008,845
NAVER Corp.	7,027	1,342,521
NCSoft Corp.	1,201	195,661
Netmarble Corp. (A)(B)	2,307	84,625
NH Investment & Securities Company, Ltd.	6,861	128,936
Orion Corp.	2,287	186,691
Peptron, Inc.	307	65,158
PharmaResearch Company, Ltd.	170	55,923
POSCO Future M Company, Ltd. (A)	2,007	311,633
POSCO Holdings, Inc.	5,838	1,409,410
Posco International Corp.	3,849	166,860
Rainbow Robotics (A)	243	122,901
Samsung Biologics Company, Ltd. (A)(B)	583	706,777
Samsung C&T Corp.	6,249	1,308,930
Samsung Card Company, Ltd.	3,326	131,247
Samsung E&A Company, Ltd.	4,204	89,956
Samsung Electro-Mechanics Company, Ltd.	3,968	769,120
Samsung Electronics Company, Ltd.	372,343	41,518,024
Samsung Episholdings Company, Ltd. (A)	317	133,460
Samsung Fire & Marine Insurance Company, Ltd.	2,393	832,912
Samsung Heavy Industries Company, Ltd. (A)	55,713	1,139,883
Samsung Life Insurance Company, Ltd.	9,694	1,268,154
Samsung SDI Company, Ltd. (A)	3,169	858,629
Samsung SDS Company, Ltd.	2,893	347,908
Samsung Securities Company, Ltd.	1,557	98,002
Samyang Foods Company, Ltd.	228	186,911
Shinhan Financial Group Company, Ltd.	40,953	2,398,456
SK Biopharmaceuticals Company, Ltd. (A)	1,798	147,398
SK Hynix, Inc.	30,614	19,333,143
SK Innovation Company, Ltd.	4,928	383,449
SK Telecom Company, Ltd.	14,914	751,191
SK, Inc.	3,719	861,669
S-Oil Corp. (A)	5,383	396,040
Woori Financial Group, Inc.	95,235	2,001,430
Yuhan Corp. (A)	2,946	221,042
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	17

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Taiwan - 17.9%		$124,833,400
Accton Technology Corp.	39,000	1,381,792
Advantech Company, Ltd.	42,981	409,050
Airtac International Group	12,743	461,615
Alchip Technologies, Ltd.	6,000	595,806
ASE Technology Holding Company, Ltd.	332,000	3,133,270
Asia Cement Corp.	321,000	358,537
Asia Vital Components Company, Ltd.	26,000	1,206,228
ASMedia Technology, Inc.	3,000	122,974
ASPEED Technology, Inc.	2,000	564,347
Asustek Computer, Inc.	87,000	1,371,211
Bizlink Holding, Inc.	5,000	206,546
Caliway Biopharmaceuticals Company, Ltd. (A)	36,000	189,323
Catcher Technology Company, Ltd.	86,000	547,919
Cathay Financial Holding Company, Ltd.	847,513	2,030,584
Chailease Holding Company, Ltd.	155,510	513,919
Chang Hwa Commercial Bank, Ltd.	982,293	636,758
Cheng Shin Rubber Industry Company, Ltd.	249,000	242,116
China Airlines, Ltd.	396,000	279,352
China Steel Corp.	1,208,000	796,505
Chroma ATE, Inc.	30,000	934,223
Chunghwa Telecom Company, Ltd.	322,000	1,365,968
Compal Electronics, Inc.	544,000	566,126
CTBC Financial Holding Company, Ltd.	1,776,000	2,872,526
Delta Electronics, Inc.	91,000	3,527,804
E Ink Holdings, Inc.	67,000	372,577
E.Sun Financial Holding Company, Ltd.	1,495,939	1,587,682
Elite Material Company, Ltd.	23,000	1,275,342
eMemory Technology, Inc.	5,266	306,221
Eva Airways Corp.	371,000	440,909
Evergreen Marine Corp. Taiwan, Ltd.	145,000	857,007
Far Eastern New Century Corp.	494,000	436,390
Far EasTone Telecommunications Company, Ltd.	201,000	567,169
Feng TAY Enterprise Company, Ltd.	80,601	246,388
First Financial Holding Company, Ltd.	1,540,178	1,409,505
Formosa Chemicals & Fibre Corp.	408,000	549,056
Formosa Petrochemical Corp.	176,000	298,646
Formosa Plastics Corp.	422,000	634,274
Fortune Electric Company, Ltd.	15,080	464,811
Fubon Financial Holding Company, Ltd.	770,600	2,225,851
Gigabyte Technology Company, Ltd.	39,000	288,751
Global Unichip Corp.	6,000	499,523
Globalwafers Company, Ltd.	33,000	521,163
Gold Circuit Electronics, Ltd.	21,000	467,779
Hon Hai Precision Industry Company, Ltd.	812,800	5,695,024
Hotai Motor Company, Ltd.	29,820	515,478
Hua Nan Financial Holdings Company, Ltd.	1,397,637	1,470,028
International Games System Company, Ltd.	18,000	409,533
Inventec Corp.	388,000	554,814
Jentech Precision Industrial Company, Ltd.	4,000	360,979
KGI Financial Holding Company, Ltd.	2,397,771	1,375,271
King Slide Works Company, Ltd.	3,000	299,333
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Taiwan (continued)
King Yuan Electronics Company, Ltd.	92,000	$865,332
Largan Precision Company, Ltd.	10,000	765,809
Lite-On Technology Corp.	291,000	1,516,492
Lotes Company, Ltd.	7,000	318,081
MediaTek, Inc.	104,537	5,846,365
Mega Financial Holding Company, Ltd.	1,067,288	1,315,881
Nan Ya Plastics Corp.	553,000	1,333,737
Nanya Technology Corp. (A)	159,000	1,649,619
Nien Made Enterprise Company, Ltd.	14,000	189,959
Novatek Microelectronics Corp.	80,850	963,418
Pegatron Corp.	276,000	611,287
PharmaEssentia Corp.	13,876	339,514
President Chain Store Corp.	84,000	569,876
Quanta Computer, Inc.	192,000	1,708,294
Realtek Semiconductor Corp.	43,000	660,645
SinoPac Financial Holdings Company, Ltd.	1,743,524	1,584,518
Taishin Financial Holding Company, Ltd.	3,224,922	2,326,207
Taiwan Business Bank	670,745	328,232
Taiwan Cooperative Financial Holding Company, Ltd.	1,056,691	790,755
Taiwan High Speed Rail Corp.	303,000	263,332
Taiwan Mobile Company, Ltd.	242,000	811,281
Taiwan Semiconductor Manufacturing Company, Ltd.	624,000	35,195,424
TCC Group Holdings Company, Ltd.	765,117	641,852
Teco Electric & Machinery Company, Ltd.	113,000	293,721
The Shanghai Commercial & Savings Bank, Ltd.	446,265	560,136
Tripod Technology Corp.	33,000	392,707
Unimicron Technology Corp.	186,811	2,246,837
Uni-President Enterprises Corp.	448,000	1,020,705
United Integrated Services Company, Ltd.	5,000	144,264
United Microelectronics Corp.	1,044,000	2,070,086
Vanguard International Semiconductor Corp.	132,643	604,839
Wan Hai Lines, Ltd.	128,950	301,170
Wistron Corp.	264,000	1,094,757
Wiwynn Corp.	16,064	1,824,874
WT Microelectronics Company, Ltd.	29,000	143,756
Yageo Corp.	211,884	1,868,377
Yang Ming Marine Transport Corp.	240,000	407,245
Yuanta Financial Holding Company, Ltd.	1,693,619	2,316,819
Zhen Ding Technology Holding, Ltd.	81,000	503,194
Thailand - 1.5%		10,080,360
Advanced Info Service PCL, NVDR	95,900	1,063,693
Airports of Thailand PCL, NVDR	238,100	380,249
Bangkok Bank PCL, NVDR	51,500	258,605
Bangkok Dusit Medical Services PCL, NVDR	395,000	252,328
Bangkok Expressway & Metro PCL, NVDR	663,300	110,673
Bumrungrad Hospital PCL, NVDR	32,700	174,074
Central Pattana PCL, NVDR	133,500	245,022
Central Retail Corp. PCL, NVDR	392,000	245,428
Charoen Pokphand Foods PCL, NVDR	450,300	296,241
18	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Thailand (continued)
CP ALL PCL, NVDR	218,600	$302,212
Delta Electronics Thailand PCL, NVDR	296,700	1,933,053
Global Power Synergy PCL, NVDR	80,186	90,469
Gulf Development PCL, NVDR (A)	367,022	545,313
Home Product Center PCL, NVDR	376,400	84,934
Indorama Ventures PCL, NVDR	231,000	149,766
Kasikornbank PCL, NVDR	49,400	295,160
Krung Thai Bank PCL, NVDR	309,200	277,607
Minor International PCL, NVDR	384,629	279,930
Muangthai Capital PCL, NVDR	70,500	75,620
PTT Exploration & Production PCL, NVDR	209,600	816,018
PTT Global Chemical PCL, NVDR	27,600	21,666
PTT Oil & Retail Business PCL, NVDR	240,500	103,950
PTT PCL, NVDR	760,000	821,230
SCB X PCL, NVDR	75,300	324,270
Thai Beverage PCL (C)	746,500	282,364
The Siam Cement PCL, NVDR	24,400	159,746
TMBThanachart Bank PCL, NVDR	2,389,085	153,375
True Corp. PCL, NVDR	915,100	337,364
Turkey - 0.6%		4,106,364
Akbank TAS	270,996	579,160
Aselsan Elektronik Sanayi Ve Ticaret AS	52,105	363,301
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	9,563	35,136
BIM Birlesik Magazalar AS	23,451	358,027
Coca-Cola Icecek AS	37,383	61,800
Destek Finans Faktoring AS (A)	35	644
Enka Insaat ve Sanayi AS	91,136	205,039
Eregli Demir ve Celik Fabrikalari TAS	205,007	132,830
Ford Otomotiv Sanayi AS	35,286	92,246
KOC Holding AS	114,795	548,209
Oyak Cimento Fabrikalari AS	36,982	23,469
Pegasus Hava Tasimaciligi AS (A)	11,612	54,332
Tofas Turk Otomobil Fabrikasi AS	2,912	21,827
Turk Hava Yollari AO	48,525	339,177
Turkcell Iletisim Hizmetleri AS	103,642	278,572
Turkiye Is Bankasi AS, Class C	814,707	312,078
Turkiye Petrol Rafinerileri AS	70,071	394,400
Turkiye Sise ve Cam Fabrikalari AS	52,186	54,595
Yapi ve Kredi Bankasi AS (A)	266,293	251,522
United Kingdom - 0.2%		1,514,847
Anglogold Ashanti PLC	15,769	1,514,847
United States - 0.2%		1,195,734

BeOne Medicines, Ltd., H Shares (A)	45,200	1,195,734

PREFERRED SECURITIES - 1.5%		$10,282,465
(Cost $7,973,237)
Brazil - 1.4%		9,475,401
Axia Energia, Class B	24,260	267,875
Axia Energia, Class C (A)	20,553	207,276
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Brazil (continued)
Banco Bradesco SA	393,847	$1,603,056
Cia Energetica de Minas Gerais	277,226	607,874
Gerdau SA	176,896	757,515
Itau Unibanco Holding SA	260,603	2,264,793
Localiza Rent a Car SA (A)	2,354	20,979
Petroleo Brasileiro SA	519,400	3,746,033
Chile - 0.1%		798,846
Sociedad Quimica y Minera de Chile SA, B Shares (A)	10,186	798,846
India - 0.0%		8,218

TVS Motor Company, Ltd., 6.000% (A)(D)	75,592	8,218

SHORT-TERM INVESTMENTS - 0.9%		$6,283,617
(Cost $6,283,433)
Short-term funds - 0.9%		6,283,617
John Hancock Collateral Trust, 3.5792% (E)(F)	487,095	4,872,805

State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.6399% (E)	1,410,812	1,410,812
Total investments (Multifactor Emerging Markets ETF) (Cost $444,025,470) - 101.5%		$706,312,557
Other assets and liabilities, net - (1.5%)		(10,699,016)
Total net assets - 100.0%		$695,613,541

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 1-31-26. The value of securities on loan amounted to $14,656,255. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $10,559,708 in the form of U.S. Treasuries was pledged to the fund.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 1-31-26.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
The fund had the following sector composition as a percentage of total investments on 1-31-26:
Information technology	24.2%
Financials	23.3%
Consumer discretionary	12.6%
Materials	8.6%
Communication services	8.3%
Industrials	7.3%
Energy	4.8%
Consumer staples	4.2%
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	19

Utilities	2.6%
Health care	2.6%
Real estate	0.6%
Short-term investments	0.9%
TOTAL	100.0%
MULTIFACTOR LARGE CAP ETF

As of 1-31-26 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.8%		$1,064,448,154
(Cost $719,413,875)
Communication services – 8.6%		91,860,332
Diversified telecommunication services – 0.8%
AST SpaceMobile, Inc. (A)(B)	1,085	120,663
AT&T, Inc.	107,136	2,808,035
Comcast Corp., Class A	64,782	1,927,265
GCI Liberty, Inc. (A)(C)	3,760	0
Verizon Communications, Inc.	76,829	3,420,427
Entertainment – 1.1%
Electronic Arts, Inc.	8,546	1,742,700
Live Nation Entertainment, Inc. (A)	4,796	697,578
Netflix, Inc. (A)	41,623	3,475,104
Roblox Corp., Class A (A)	5,014	329,721
Roku, Inc. (A)	3,440	327,488
Take-Two Interactive Software, Inc. (A)	5,040	1,110,312
The Walt Disney Company	21,575	2,433,660
TKO Group Holdings, Inc.	1,242	251,604
Warner Brothers Discovery, Inc. (A)	69,429	1,912,075
Warner Music Group Corp., Class A	4,283	128,404
Interactive media and services – 6.1%
Alphabet, Inc., Class A	100,177	33,859,826
Alphabet, Inc., Class C	27,498	9,308,898
Match Group, Inc.	6,607	205,808
Meta Platforms, Inc., Class A	28,923	20,723,330
Pinterest, Inc., Class A (A)	14,277	315,950
Reddit, Inc., Class A (A)	974	175,583
Snap, Inc., Class A (A)	19,293	133,700
Media – 0.4%
Charter Communications, Inc., Class A (A)	1,967	405,438
EchoStar Corp., Class A (A)	2,030	229,837
Fox Corp., Class A	11,449	833,258
Fox Corp., Class B	4,302	282,082
Liberty Broadband Corp., Series A (A)	482	23,146
Liberty Broadband Corp., Series C (A)	6,207	298,619
News Corp., Class A	13,285	359,094
News Corp., Class B (B)	3,764	117,060
Omnicom Group, Inc.	17,297	1,332,561
Paramount Skydance Corp., Class B	13,320	149,317
Sirius XM Holdings, Inc. (B)	2,668	54,294
The New York Times Company, Class A	3,018	221,250
The Trade Desk, Inc., Class A (A)	9,207	279,248
Versant Media Group, Inc. (A)	2,585	84,219
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Communication services (continued)
Wireless telecommunication services – 0.2%
T-Mobile US, Inc.	9,040	$1,782,778
Consumer discretionary – 10.2%		108,658,412
Automobile components – 0.1%
Aptiv PLC (A)	8,449	640,012
Autoliv, Inc.	3,745	454,044
BorgWarner, Inc.	2,619	124,167
Mobileye Global, Inc., Class A (A)	2,047	18,382
Automobiles – 1.2%
Ford Motor Company	100,413	1,393,732
General Motors Company	31,479	2,644,236
Rivian Automotive, Inc., Class A (A)(B)	16,405	241,974
Tesla, Inc. (A)	20,610	8,870,750
Broadline retail – 3.1%
Amazon.com, Inc. (A)	127,693	30,556,935
Coupang, Inc. (A)	19,140	385,862
Dillard’s, Inc., Class A (B)	56	34,023
eBay, Inc.	24,625	2,246,293
Distributors – 0.2%
Genuine Parts Company	6,863	953,888
LKQ Corp.	10,318	338,946
Pool Corp.	1,311	333,112
Diversified consumer services – 0.1%
Duolingo, Inc. (A)	522	69,979
Service Corp. International	7,815	628,560
Hotels, restaurants and leisure – 2.1%
Airbnb, Inc., Class A (A)	2,921	377,890
Aramark	10,592	407,686
Booking Holdings, Inc.	443	2,215,815
Carnival Corp. (A)	37,956	1,139,439
Cava Group, Inc. (A)(B)	525	31,826
Chipotle Mexican Grill, Inc. (A)	30,479	1,184,719
Darden Restaurants, Inc.	5,903	1,176,763
Domino’s Pizza, Inc.	1,161	476,393
DoorDash, Inc., Class A (A)	4,481	916,902
DraftKings, Inc., Class A (A)(B)	8,468	232,955
Dutch Bros, Inc., Class A (A)	1,162	63,201
Expedia Group, Inc.	5,102	1,351,214
Flutter Entertainment PLC (A)	1,941	320,556
Hilton Worldwide Holdings, Inc.	4,747	1,417,027
Hyatt Hotels Corp., Class A (B)	1,470	229,864
Las Vegas Sands Corp.	8,211	432,966
Marriott International, Inc., Class A	4,469	1,409,076
McDonald’s Corp.	9,198	2,897,370
MGM Resorts International (A)	3,393	113,801
Norwegian Cruise Line Holdings, Ltd. (A)	11,333	248,873
Planet Fitness, Inc., Class A (A)	658	59,904
Royal Caribbean Cruises, Ltd.	6,905	2,241,708
Starbucks Corp.	15,108	1,389,181
20	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Texas Roadhouse, Inc.	2,307	$414,937
Viking Holdings, Ltd. (A)	1,757	126,768
Wynn Resorts, Ltd.	2,943	316,225
Yum! Brands, Inc.	7,560	1,175,580
Household durables – 0.7%
D.R. Horton, Inc.	9,688	1,441,962
Garmin, Ltd.	6,003	1,210,445
Lennar Corp., A Shares	6,035	659,927
Lennar Corp., B Shares	385	38,985
NVR, Inc. (A)	178	1,359,160
PulteGroup, Inc.	10,724	1,341,465
SharkNinja, Inc. (A)	1,514	178,955
Somnigroup International, Inc.	5,611	492,926
Toll Brothers, Inc.	2,495	360,503
TopBuild Corp. (A)	910	425,926
Leisure products – 0.1%
Hasbro, Inc.	6,373	569,173
Specialty retail – 2.2%
AutoZone, Inc. (A)	342	1,266,867
Best Buy Company, Inc.	13,569	883,342
Burlington Stores, Inc. (A)	2,338	691,721
CarMax, Inc. (A)	7,258	323,271
Carvana Company (A)	2,254	904,102
Chewy, Inc., Class A (A)	3,258	94,840
Dick’s Sporting Goods, Inc.	3,222	650,844
Floor & Decor Holdings, Inc., Class A (A)(B)	3,529	232,773
GameStop Corp., Class A (A)	7,749	185,046
Lithia Motors, Inc.	1,070	346,081
Lowe’s Companies, Inc.	7,644	2,041,407
O’Reilly Automotive, Inc. (A)	17,343	1,706,725
Penske Automotive Group, Inc.	649	101,757
Ross Stores, Inc.	11,940	2,252,481
The Gap, Inc.	4,962	138,837
The Home Depot, Inc.	11,895	4,455,748
The TJX Companies, Inc.	18,966	2,841,296
Tractor Supply Company	28,442	1,447,129
Ulta Beauty, Inc. (A)	2,540	1,644,294
Wayfair, Inc., Class A (A)	547	56,609
Williams-Sonoma, Inc.	7,203	1,474,094
Textiles, apparel and luxury goods – 0.4%
Amer Sports, Inc. (A)	2,130	78,022
Birkenstock Holding PLC (A)(B)	1,073	40,516
Deckers Outdoor Corp. (A)	6,619	789,911
Levi Strauss & Company, Class A	1,052	20,914
Lululemon Athletica, Inc. (A)	3,378	589,461
NIKE, Inc., Class B	17,928	1,108,130
Ralph Lauren Corp.	1,533	541,778
Tapestry, Inc.	10,775	1,367,455
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples – 5.2%		$55,341,237
Beverages – 1.0%
Brown-Forman Corp., Class A	2,054	57,163
Brown-Forman Corp., Class B (B)	7,829	214,280
Celsius Holdings, Inc. (A)	1,147	60,195
Coca-Cola Consolidated, Inc.	1,697	258,046
Constellation Brands, Inc., Class A	4,688	734,610
Keurig Dr. Pepper, Inc.	18,722	513,732
Molson Coors Beverage Company, Class B	6,741	323,838
Monster Beverage Corp. (A)	15,123	1,221,333
PepsiCo, Inc.	18,865	2,898,230
Primo Brands Corp.	3,217	60,930
The Coca-Cola Company	50,684	3,791,670
Consumer staples distribution and retail – 2.2%
Albertsons Companies, Inc., Class A	14,948	248,884
BJ’s Wholesale Club Holdings, Inc. (A)	5,415	500,563
Casey’s General Stores, Inc.	1,172	710,818
Costco Wholesale Corp.	4,970	4,673,043
Dollar General Corp.	7,192	1,031,549
Dollar Tree, Inc. (A)	9,374	1,102,289
Maplebear, Inc. (A)	3,643	135,374
Performance Food Group Company (A)	4,946	472,096
Sprouts Farmers Market, Inc. (A)	2,068	146,642
Sysco Corp.	16,559	1,388,472
Target Corp.	11,586	1,221,975
The Kroger Company	40,486	2,544,545
U.S. Foods Holding Corp. (A)	8,719	729,083
Walmart, Inc.	68,532	8,164,902
Food products – 0.7%
Archer-Daniels-Midland Company	14,781	994,909
Bunge Global SA	6,004	683,736
Conagra Brands, Inc.	17,840	330,218
General Mills, Inc.	18,441	853,081
Hormel Foods Corp.	9,513	234,115
Ingredion, Inc.	1,240	146,444
McCormick & Company, Inc.	9,734	601,853
Mondelez International, Inc., Class A	22,645	1,324,053
Pilgrim’s Pride Corp.	1,211	52,521
The Campbell’s Company (B)	8,782	245,720
The Hershey Company	4,967	967,323
The J.M. Smucker Company	3,939	413,044
The Kraft Heinz Company	19,297	458,111
Tyson Foods, Inc., Class A	10,129	661,728
Household products – 0.8%
Church & Dwight Company, Inc.	8,675	834,969
Colgate-Palmolive Company	13,804	1,246,363
Kimberly-Clark Corp.	9,071	907,009
The Clorox Company	4,977	561,356
The Procter & Gamble Company	33,896	5,144,396
Personal care products – 0.1%
Kenvue, Inc.	42,853	745,642
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	21

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Personal care products (continued)
The Estee Lauder Companies, Inc., Class A	3,706	$427,228
Tobacco – 0.4%
Altria Group, Inc.	23,030	1,427,630
Philip Morris International, Inc.	16,025	2,875,526
Energy – 3.7%		39,545,291
Energy equipment and services – 0.3%
Baker Hughes Company	28,013	1,569,849
Halliburton Company	25,001	838,034
SLB, Ltd.	16,574	801,850
TechnipFMC PLC	9,804	546,279
Oil, gas and consumable fuels – 3.4%
Antero Midstream Corp.	4,316	81,227
Antero Resources Corp. (A)	6,887	250,480
APA Corp.	11,333	299,305
Cheniere Energy, Inc.	7,040	1,489,101
Chevron Corp.	23,051	4,077,722
ConocoPhillips	25,071	2,613,150
Coterra Energy, Inc.	33,249	959,234
Devon Energy Corp.	20,872	839,263
Diamondback Energy, Inc.	7,861	1,288,811
DT Midstream, Inc.	1,126	141,899
EOG Resources, Inc.	14,480	1,623,642
EQT Corp.	15,280	882,114
Expand Energy Corp.	5,555	624,438
Exxon Mobil Corp.	57,682	8,156,235
HF Sinclair Corp.	1,572	81,728
Kinder Morgan, Inc.	33,782	1,030,013
Marathon Petroleum Corp.	7,128	1,255,882
Occidental Petroleum Corp.	25,094	1,139,017
ONEOK, Inc.	11,166	884,236
Ovintiv, Inc.	10,116	439,743
Permian Resources Corp., Class A	13,223	213,287
Phillips 66	9,072	1,302,376
Range Resources Corp.	4,417	167,183
Targa Resources Corp.	6,953	1,397,414
Texas Pacific Land Corp.	1,710	595,696
The Williams Companies, Inc.	24,509	1,648,475
Valero Energy Corp.	12,719	2,307,608
Financials – 15.0%		159,648,053
Banks – 4.0%
Bank of America Corp.	94,766	5,041,551
Citigroup, Inc.	31,759	3,674,834
Citizens Financial Group, Inc.	18,656	1,174,955
Comerica, Inc.	2,347	208,108
Commerce Bancshares, Inc.	1,721	90,593
Cullen/Frost Bankers, Inc.	416	57,333
East West Bancorp, Inc.	5,976	683,893
Fifth Third Bancorp	32,979	1,656,205
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Banks (continued)
First Citizens BancShares, Inc., Class A	463	$958,211
First Horizon Corp.	18,410	450,861
Huntington Bancshares, Inc.	57,966	1,013,246
JPMorgan Chase & Co.	40,034	12,246,000
KeyCorp	42,784	920,712
M&T Bank Corp.	6,505	1,441,313
Old National Bancorp	3,369	82,305
Pinnacle Financial Partners, Inc.	591	56,198
Popular, Inc.	782	104,420
Regions Financial Corp.	49,960	1,423,860
The PNC Financial Services Group, Inc.	8,198	1,830,613
Truist Financial Corp.	34,731	1,785,868
U.S. Bancorp	31,320	1,757,365
UMB Financial Corp.	679	86,328
Webster Financial Corp.	5,892	387,517
Wells Fargo & Company	59,834	5,414,379
Western Alliance Bancorp	2,402	214,138
Wintrust Financial Corp.	1,193	175,956
Zions Bancorp NA	1,733	103,824
Capital markets – 4.0%
Ameriprise Financial, Inc.	2,746	1,447,664
Ares Management Corp., Class A	3,658	547,493
BlackRock, Inc.	1,557	1,742,190
Cboe Global Markets, Inc.	2,993	793,325
CME Group, Inc.	5,251	1,517,854
Coinbase Global, Inc., Class A (A)	2,843	553,646
Evercore, Inc., Class A	632	223,267
FactSet Research Systems, Inc.	1,393	354,323
Franklin Resources, Inc.	12,137	323,087
Galaxy Digital, Inc., Class A (A)(B)	1,104	31,199
Hamilton Lane, Inc., Class A	345	48,728
Houlihan Lokey, Inc.	1,421	239,183
Interactive Brokers Group, Inc., Class A	9,159	685,826
Intercontinental Exchange, Inc.	10,147	1,763,346
Invesco, Ltd.	4,368	119,203
Jefferies Financial Group, Inc.	4,972	304,187
KKR & Company, Inc.	8,009	915,108
LPL Financial Holdings, Inc.	3,058	1,114,641
Moody’s Corp.	3,467	1,787,447
Morgan Stanley	22,438	4,101,666
Morningstar, Inc.	834	168,543
MSCI, Inc.	1,890	1,151,426
Nasdaq, Inc.	14,465	1,401,514
Northern Trust Corp.	8,676	1,296,455
Raymond James Financial, Inc.	7,879	1,306,811
Robinhood Markets, Inc., Class A (A)	14,890	1,481,257
S&P Global, Inc.	4,370	2,306,442
SEI Investments Company	5,675	498,549
State Street Corp.	12,784	1,672,914
22	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Capital markets (continued)
Stifel Financial Corp.	2,772	$341,788
T. Rowe Price Group, Inc.	8,317	878,941
The Bank of New York Mellon Corp.	23,079	2,767,634
The Blackstone Group, Inc.	7,389	1,052,341
The Carlyle Group, Inc.	6,889	404,935
The Charles Schwab Corp.	21,023	2,184,710
The Goldman Sachs Group, Inc.	5,341	4,996,025
TPG, Inc.	387	22,798
Tradeweb Markets, Inc., Class A	2,775	286,019
Consumer finance – 0.8%
Ally Financial, Inc.	17,085	722,354
American Express Company	9,852	3,469,579
Capital One Financial Corp.	11,006	2,409,544
SoFi Technologies, Inc. (A)(B)	15,698	358,071
Synchrony Financial	24,432	1,774,496
Financial services – 2.9%
Affirm Holdings, Inc. (A)	3,486	210,206
Apollo Global Management, Inc.	9,310	1,252,567
Berkshire Hathaway, Inc., Class B (A)	20,727	9,959,945
Block, Inc. (A)	10,982	663,642
Corebridge Financial, Inc.	10,336	318,659
Corpay, Inc. (A)	3,110	978,499
Equitable Holdings, Inc.	12,254	568,586
Fidelity National Information Services, Inc.	14,704	812,396
Fiserv, Inc. (A)	10,364	660,498
Global Payments, Inc.	7,985	572,844
Jack Henry & Associates, Inc.	2,806	502,863
Mastercard, Inc., Class A	11,010	5,932,078
PayPal Holdings, Inc.	15,608	822,386
Rocket Companies, Inc., Class A	2,994	53,682
Shift4 Payments, Inc., Class A (A)(B)	358	21,136
Toast, Inc., Class A (A)	7,480	232,703
UWM Holdings Corp.	2,186	10,733
Visa, Inc., Class A	21,320	6,861,416
Insurance – 3.3%
Aflac, Inc.	13,689	1,518,795
American Financial Group, Inc.	3,075	400,580
American International Group, Inc.	24,741	1,852,606
Aon PLC, Class A	3,920	1,370,589
Arch Capital Group, Ltd. (A)	14,824	1,423,697
Arthur J. Gallagher & Company	5,333	1,329,890
Assurant, Inc.	1,951	464,592
Brown & Brown, Inc.	8,747	630,659
Chubb, Ltd.	5,975	1,849,621
Cincinnati Financial Corp.	6,203	998,001
CNA Financial Corp.	1,123	53,747
Erie Indemnity Company, Class A	835	236,313
Everest Group, Ltd.	1,696	561,851
Fidelity National Financial, Inc.	12,642	687,598
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Insurance (continued)
Globe Life, Inc.	4,467	$626,363
Kinsale Capital Group, Inc.	610	241,487
Loews Corp.	10,835	1,143,851
Markel Group, Inc. (A)	572	1,167,246
Marsh & McLennan Companies, Inc.	8,151	1,533,937
MetLife, Inc.	16,323	1,287,558
Old Republic International Corp.	9,165	358,993
Primerica, Inc.	1,112	292,500
Principal Financial Group, Inc.	10,582	1,002,327
Prudential Financial, Inc.	15,606	1,733,983
Reinsurance Group of America, Inc.	2,707	548,844
RenaissanceRe Holdings, Ltd.	1,644	463,115
The Allstate Corp.	9,316	1,853,791
The Hartford Insurance Group, Inc.	18,650	2,518,869
The Progressive Corp.	7,256	1,509,248
The Travelers Companies, Inc.	7,486	2,129,842
Unum Group	6,585	500,262
W.R. Berkley Corp.	13,652	936,254
Willis Towers Watson PLC	4,344	1,379,090
Health care – 9.9%		105,382,757
Biotechnology – 1.8%
AbbVie, Inc.	20,763	4,630,357
Alnylam Pharmaceuticals, Inc. (A)	1,915	647,385
Amgen, Inc.	8,948	3,059,142
Biogen, Inc. (A)	4,787	861,133
BioMarin Pharmaceutical, Inc. (A)	5,794	327,593
BridgeBio Pharma, Inc. (A)(B)	888	68,616
Exact Sciences Corp. (A)	3,585	366,889
Exelixis, Inc. (A)	4,936	204,153
Gilead Sciences, Inc.	23,135	3,284,013
Halozyme Therapeutics, Inc. (A)	1,151	82,538
Incyte Corp. (A)	5,426	542,980
Insmed, Inc. (A)	2,066	324,093
Ionis Pharmaceuticals, Inc. (A)	1,005	83,083
Madrigal Pharmaceuticals, Inc. (A)	122	59,696
Moderna, Inc. (A)(B)	5,546	244,412
Natera, Inc. (A)	1,929	445,869
Neurocrine Biosciences, Inc. (A)	2,741	372,940
Regeneron Pharmaceuticals, Inc.	1,660	1,230,807
Roivant Sciences, Ltd. (A)	6,539	141,373
Summit Therapeutics, Inc. (A)(B)	1,398	20,243
United Therapeutics Corp. (A)	1,644	771,842
Vertex Pharmaceuticals, Inc. (A)	2,976	1,398,422
Walgreens Boots Alliance, Inc. (A)(C)	19,824	10,507
Health care equipment and supplies – 2.0%
Abbott Laboratories	23,873	2,609,319
ABIOMED, Inc. (A)(C)	1,170	18,158
Align Technology, Inc. (A)	1,189	193,843
Baxter International, Inc.	14,682	294,668
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	23

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care equipment and supplies (continued)
Becton, Dickinson and Company	5,334	$1,085,362
Boston Scientific Corp. (A)	20,856	1,950,662
DexCom, Inc. (A)	11,004	803,732
Edwards Lifesciences Corp. (A)	12,373	1,006,667
GE HealthCare Technologies, Inc.	14,324	1,131,166
Globus Medical, Inc., Class A (A)	1,387	125,773
Hologic, Inc. (A)	10,740	804,748
IDEXX Laboratories, Inc. (A)	2,275	1,525,297
Insulet Corp. (A)	1,942	496,783
Intuitive Surgical, Inc. (A)	3,937	1,985,114
Masimo Corp. (A)	220	30,213
Medtronic PLC	16,489	1,697,707
Penumbra, Inc. (A)	569	203,799
ResMed, Inc.	5,304	1,370,076
Solventum Corp. (A)	4,019	309,342
STERIS PLC	3,522	924,877
Stryker Corp.	4,428	1,636,412
The Cooper Companies, Inc. (A)	6,831	555,907
Zimmer Biomet Holdings, Inc.	7,218	628,471
Health care providers and services – 2.1%
Cardinal Health, Inc.	9,737	2,092,287
Cencora, Inc.	4,864	1,747,246
Centene Corp. (A)	16,761	726,087
CVS Health Corp.	23,103	1,721,636
DaVita, Inc. (A)	1,472	160,948
Elevance Health, Inc.	4,336	1,499,129
Encompass Health Corp.	3,023	285,764
HCA Healthcare, Inc.	2,541	1,240,694
HealthEquity, Inc. (A)	483	41,379
Henry Schein, Inc. (A)	5,485	414,008
Hims & Hers Health, Inc. (A)(B)	2,255	61,088
Humana, Inc.	3,826	746,835
Labcorp Holdings, Inc.	4,371	1,186,814
McKesson Corp.	2,497	2,075,531
Molina Healthcare, Inc. (A)	2,484	446,102
Quest Diagnostics, Inc.	6,941	1,298,175
Tenet Healthcare Corp. (A)	3,259	616,864
The Cigna Corp.	5,542	1,519,118
The Ensign Group, Inc.	825	141,620
UnitedHealth Group, Inc.	11,915	3,418,771
Universal Health Services, Inc., Class B	3,557	715,882
Health care technology – 0.1%
Doximity, Inc., Class A (A)	1,413	52,945
Veeva Systems, Inc., Class A (A)	3,158	643,979
Life sciences tools and services – 1.2%
Agilent Technologies, Inc.	9,449	1,264,749
Avantor, Inc. (A)	20,662	225,629
Bio-Rad Laboratories, Inc., Class A (A)	727	213,520
Bio-Techne Corp.	3,997	256,168
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Life sciences tools and services (continued)
Charles River Laboratories International, Inc. (A)	1,762	$370,866
Danaher Corp.	8,493	1,859,033
ICON PLC (A)	588	105,987
Illumina, Inc. (A)	2,512	363,763
IQVIA Holdings, Inc. (A)	6,333	1,457,540
Medpace Holdings, Inc. (A)	600	349,488
Mettler-Toledo International, Inc. (A)	842	1,156,268
Revvity, Inc. (B)	4,656	506,573
Tempus AI, Inc. (A)(B)	807	48,275
Thermo Fisher Scientific, Inc.	5,447	3,151,689
Waters Corp. (A)	2,464	913,454
West Pharmaceutical Services, Inc.	2,309	533,656
Pharmaceuticals – 2.7%
Bristol-Myers Squibb Company	38,797	2,135,775
Elanco Animal Health, Inc. (A)(B)	4,849	116,764
Eli Lilly & Company	10,510	10,900,447
Johnson & Johnson	35,015	7,957,159
Merck & Company, Inc.	34,011	3,750,393
Pfizer, Inc.	90,082	2,381,768
Royalty Pharma PLC, Class A	10,249	427,178
Viatris, Inc.	43,718	572,269
Zoetis, Inc.	7,573	945,262
Industrials – 12.4%		132,372,004
Aerospace and defense – 2.4%
AeroVironment, Inc. (A)	250	69,598
ATI, Inc. (A)	2,648	318,554
Axon Enterprise, Inc. (A)	1,094	529,037
BWX Technologies, Inc.	1,979	406,546
Carpenter Technology Corp.	626	198,962
Curtiss-Wright Corp.	1,028	675,077
General Dynamics Corp.	4,758	1,670,486
General Electric Company	12,314	3,777,812
HEICO Corp.	1,126	372,605
HEICO Corp., Class A	1,983	504,852
Howmet Aerospace, Inc.	8,136	1,692,939
Huntington Ingalls Industries, Inc.	381	160,214
Kratos Defense & Security Solutions, Inc. (A)	1,267	130,514
L3Harris Technologies, Inc.	5,864	2,010,472
Leonardo DRS, Inc.	591	24,266
Lockheed Martin Corp.	3,519	2,231,820
Northrop Grumman Corp.	2,548	1,763,878
Rocket Lab Corp. (A)	3,738	299,302
RTX Corp.	21,927	4,405,792
StandardAero, Inc. (A)	495	15,291
Textron, Inc.	9,351	823,449
The Boeing Company (A)	6,497	1,518,479
TransDigm Group, Inc.	1,098	1,567,439
Woodward, Inc.	1,461	464,364
24	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Air freight and logistics – 0.5%
C.H. Robinson Worldwide, Inc.	5,600	$1,091,720
Expeditors International of Washington, Inc.	6,897	1,107,244
FedEx Corp.	5,357	1,726,293
United Parcel Service, Inc., Class B	9,151	972,019
Building products – 0.9%
A.O. Smith Corp.	4,923	361,791
Advanced Drainage Systems, Inc.	2,516	382,533
Allegion PLC	4,696	776,671
Builders FirstSource, Inc. (A)	6,385	730,444
Carlisle Companies, Inc.	2,471	842,339
Carrier Global Corp.	18,713	1,114,921
Johnson Controls International PLC	15,339	1,829,329
Lennox International, Inc.	1,253	620,335
Masco Corp.	8,563	565,929
Owens Corning	5,108	612,143
Trane Technologies PLC	5,284	2,222,345
Commercial services and supplies – 0.7%
Cintas Corp.	7,950	1,521,551
Clean Harbors, Inc. (A)	1,721	447,305
Copart, Inc. (A)	18,310	743,020
Republic Services, Inc.	5,766	1,240,209
Rollins, Inc.	9,520	602,997
Tetra Tech, Inc.	7,213	271,642
Veralto Corp.	6,309	624,465
Waste Management, Inc.	10,572	2,349,521
Construction and engineering – 0.5%
AECOM	4,898	472,314
API Group Corp. (A)	8,795	365,608
Comfort Systems USA, Inc.	862	984,490
EMCOR Group, Inc.	1,441	1,038,572
MasTec, Inc. (A)	1,252	301,081
Quanta Services, Inc.	3,639	1,727,179
Electrical equipment – 1.4%
Acuity, Inc.	665	205,645
AMETEK, Inc.	8,567	1,918,837
Bloom Energy Corp., Class A (A)	1,265	191,483
Eaton Corp. PLC	6,402	2,249,791
Emerson Electric Company	12,844	1,887,554
GE Vernova, Inc.	2,668	1,937,955
Generac Holdings, Inc. (A)	1,193	200,472
Hubbell, Inc.	2,059	1,004,668
Nextpower, Inc., Class A (A)	1,703	199,404
NuScale Power Corp. (A)(B)	559	9,771
nVent Electric PLC	4,182	469,471
Regal Rexnord Corp.	1,815	293,123
Rockwell Automation, Inc.	4,684	1,975,009
Vertiv Holdings Company, Class A	11,202	2,085,588
Ground transportation – 0.9%
CSX Corp.	47,100	1,778,496
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Ground transportation (continued)
J.B. Hunt Transport Services, Inc.	4,613	$935,147
Norfolk Southern Corp.	6,313	1,838,598
Old Dominion Freight Line, Inc.	4,636	802,955
Uber Technologies, Inc. (A)	19,892	1,592,355
U-Haul Holding Company (A)(B)	373	21,093
U-Haul Holding Company, Series N	3,748	192,310
Union Pacific Corp.	10,171	2,391,202
XPO, Inc. (A)(B)	3,340	494,687
Industrial conglomerates – 0.4%
3M Company	9,590	1,468,804
Honeywell International, Inc.	10,014	2,278,385
Machinery – 2.9%
Caterpillar, Inc.	8,953	5,885,344
Chart Industries, Inc. (A)	742	153,846
CNH Industrial NV	20,534	220,946
Crane Company	892	162,915
Cummins, Inc.	5,933	3,434,139
Deere & Company	5,061	2,672,208
Donaldson Company, Inc.	3,771	384,416
Dover Corp.	6,354	1,280,267
Fortive Corp.	11,670	616,293
Graco, Inc.	5,617	490,533
IDEX Corp.	2,756	547,204
Illinois Tool Works, Inc.	6,515	1,702,109
Ingersoll Rand, Inc.	12,661	1,089,985
ITT, Inc.	2,400	437,520
Lincoln Electric Holdings, Inc.	2,138	567,318
Mueller Industries, Inc.	2,526	343,890
Nordson Corp.	1,735	476,310
Oshkosh Corp.	758	109,016
Otis Worldwide Corp.	10,857	927,405
PACCAR, Inc.	16,750	2,058,743
Parker-Hannifin Corp.	3,131	2,930,115
Pentair PLC	6,168	649,922
RBC Bearings, Inc. (A)	570	284,812
Snap-on, Inc.	2,255	825,578
SPX Technologies, Inc. (A)	445	92,742
Stanley Black & Decker, Inc.	6,269	493,120
Symbotic, Inc. (A)	488	26,533
Wabtec Corp.	5,964	1,372,555
Watts Water Technologies, Inc., Class A	279	83,507
Xylem, Inc.	7,865	1,084,348
Passenger airlines – 0.1%
American Airlines Group, Inc. (A)	1,526	20,296
Delta Air Lines, Inc.	7,935	522,837
Southwest Airlines Company	6,595	313,394
United Airlines Holdings, Inc. (A)	4,403	450,515
Professional services – 0.9%
Automatic Data Processing, Inc.	6,470	1,596,925
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	25

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Professional services (continued)
Booz Allen Hamilton Holding Corp.	5,393	$476,849
Broadridge Financial Solutions, Inc.	4,287	845,011
CACI International, Inc., Class A (A)	652	404,618
Dayforce, Inc. (A)	4,735	327,993
Equifax, Inc.	4,551	916,571
Genpact, Ltd.	1,196	52,744
Jacobs Solutions, Inc.	3,220	435,537
Leidos Holdings, Inc.	5,703	1,073,761
Paychex, Inc.	8,828	910,432
Paycom Software, Inc.	1,789	241,068
Paylocity Holding Corp. (A)	1,205	162,651
SS&C Technologies Holdings, Inc.	8,254	675,920
TransUnion	6,560	518,371
UL Solutions, Inc., Class A	1,028	72,196
Verisk Analytics, Inc.	5,409	1,176,241
Trading companies and distributors – 0.8%
Applied Industrial Technologies, Inc.	605	157,548
Core & Main, Inc., Class A (A)	5,098	272,029
Fastenal Company	32,341	1,402,306
Ferguson Enterprises, Inc.	6,174	1,558,688
FTAI Aviation, Ltd.	1,909	519,859
United Rentals, Inc.	2,109	1,649,365
W.W. Grainger, Inc.	1,480	1,598,311
Watsco, Inc. (B)	1,086	419,685
WESCO International, Inc.	1,714	496,083
Information technology – 25.5%		271,529,665
Communications equipment – 0.9%
Arista Networks, Inc. (A)	13,609	1,928,940
Ciena Corp. (A)	3,290	828,455
Cisco Systems, Inc.	56,443	4,420,616
F5, Inc. (A)	2,471	681,032
Lumentum Holdings, Inc. (A)	681	266,843
Motorola Solutions, Inc.	3,624	1,458,805
Ubiquiti, Inc.	156	86,022
Electronic equipment, instruments and components – 1.4%
Amphenol Corp., Class A	22,752	3,278,108
CDW Corp.	5,074	641,303
Coherent Corp. (A)	2,809	596,014
Corning, Inc.	20,723	2,139,650
Fabrinet (A)	271	132,638
Flex, Ltd. (A)	19,602	1,235,710
Jabil, Inc.	5,745	1,362,657
Keysight Technologies, Inc. (A)	7,224	1,562,768
TD SYNNEX Corp.	1,830	290,366
TE Connectivity PLC	7,809	1,739,689
Teledyne Technologies, Inc. (A)	1,549	960,845
Zebra Technologies Corp., Class A (A)	1,910	448,812
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
IT services – 1.4%
Accenture PLC, Class A	9,110	$2,401,760
Akamai Technologies, Inc. (A)	6,577	638,956
Amdocs, Ltd.	5,866	480,660
Cloudflare, Inc., Class A (A)	4,267	756,752
Cognizant Technology Solutions Corp., Class A	18,071	1,482,906
EPAM Systems, Inc. (A)	1,621	338,141
Gartner, Inc. (A)	3,126	655,241
GoDaddy, Inc., Class A (A)	4,495	451,837
IBM Corp.	16,197	4,967,620
MongoDB, Inc. (A)	1,733	643,515
Okta, Inc. (A)	4,291	362,504
Snowflake, Inc. (A)	3,320	639,764
Twilio, Inc., Class A (A)	4,662	561,585
VeriSign, Inc.	3,263	796,922
Semiconductors and semiconductor equipment – 10.7%
Advanced Micro Devices, Inc. (A)	20,761	4,914,752
Analog Devices, Inc.	8,613	2,677,609
Applied Materials, Inc.	16,089	5,185,806
Astera Labs, Inc. (A)	1,604	241,594
Broadcom, Inc.	53,865	17,845,475
Credo Technology Group Holding, Ltd. (A)	1,755	219,866
Entegris, Inc.	4,937	582,912
First Solar, Inc. (A)	3,305	745,344
GlobalFoundries, Inc. (A)	1,798	75,876
Intel Corp. (A)	67,443	3,134,076
KLA Corp.	2,942	4,200,999
Lam Research Corp.	24,846	5,800,547
Lattice Semiconductor Corp. (A)	1,156	93,081
MACOM Technology Solutions Holdings, Inc. (A)	949	207,888
Marvell Technology, Inc.	22,535	1,778,462
Microchip Technology, Inc.	22,313	1,694,003
Micron Technology, Inc.	19,358	8,031,247
Monolithic Power Systems, Inc.	1,363	1,532,216
NVIDIA Corp.	229,264	43,819,210
NXP Semiconductors NV	5,553	1,255,755
ON Semiconductor Corp. (A)	14,650	877,389
Qnity Electronics, Inc.	7,172	689,803
Qualcomm, Inc.	18,937	2,870,660
Skyworks Solutions, Inc.	7,158	399,130
Teradyne, Inc.	6,959	1,677,467
Texas Instruments, Inc.	14,823	3,195,098
Software – 6.2%
Adobe, Inc. (A)	4,963	1,455,400
Appfolio, Inc., Class A (A)	332	63,040
AppLovin Corp., Class A (A)	3,855	1,823,839
Atlassian Corp., Class A (A)	2,478	292,850
Aurora Innovation, Inc. (A)(B)	22,812	95,810
Autodesk, Inc. (A)	3,832	968,998
Bentley Systems, Inc., Class B	4,321	151,754
26	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Cadence Design Systems, Inc. (A)	5,585	$1,655,171
Crowdstrike Holdings, Inc., Class A (A)	3,105	1,370,563
Datadog, Inc., Class A (A)	6,409	828,812
DocuSign, Inc. (A)	5,107	268,322
Dropbox, Inc., Class A (A)	7,035	179,252
Dynatrace, Inc. (A)	8,312	316,604
Elastic NV (A)	1,518	100,082
Fair Isaac Corp. (A)	840	1,229,063
Fortinet, Inc. (A)	13,611	1,106,030
Gen Digital, Inc.	25,312	607,235
Gitlab, Inc., Class A (A)	1,698	59,396
Guidewire Software, Inc. (A)	1,888	265,755
HubSpot, Inc. (A)	1,187	332,360
Intuit, Inc.	3,833	1,912,360
Klaviyo, Inc., Class A (A)	434	9,639
Manhattan Associates, Inc. (A)	1,847	278,915
Microsoft Corp.	78,198	33,647,817
Nutanix, Inc., Class A (A)	3,726	146,544
Oracle Corp.	22,099	3,637,053
Palantir Technologies, Inc., Class A (A)	20,534	3,010,079
Palo Alto Networks, Inc. (A)	8,272	1,463,896
Pegasystems, Inc.	834	36,437
Procore Technologies, Inc. (A)	2,631	148,625
PTC, Inc. (A)	3,749	585,331
Roper Technologies, Inc.	2,160	801,857
Rubrik, Inc., Class A (A)	875	48,956
Salesforce, Inc.	10,662	2,263,436
Samsara, Inc., Class A (A)	3,876	108,722
ServiceNow, Inc. (A)	9,290	1,087,023
Synopsys, Inc. (A)	2,886	1,342,322
Trimble, Inc. (A)	8,611	582,104
Tyler Technologies, Inc. (A)	1,446	534,152
Unity Software, Inc. (A)	4,675	136,043
Workday, Inc., Class A (A)	3,336	585,902
Zoom Communications, Inc. (A)	6,642	611,728
Zscaler, Inc. (A)	2,171	434,222
Technology hardware, storage and peripherals – 4.9%
Apple, Inc.	158,996	41,256,282
Dell Technologies, Inc., Class C	5,026	575,175
Hewlett Packard Enterprise Company	45,241	973,586
HP, Inc.	33,087	643,211
IonQ, Inc. (A)(B)	2,018	80,680
NetApp, Inc.	11,015	1,061,295
Pure Storage, Inc., Class A (A)	7,211	501,453
Seagate Technology Holdings PLC	7,872	3,209,336
Super Micro Computer, Inc. (A)(B)	8,616	250,812
Western Digital Corp.	13,630	3,410,635
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Materials – 3.2%		$34,056,333
Chemicals – 1.4%
Air Products & Chemicals, Inc.	4,227	1,151,858
Albemarle Corp.	3,555	606,590
CF Industries Holdings, Inc.	9,114	849,698
Corteva, Inc.	21,605	1,572,844
Dow, Inc.	27,221	749,939
DuPont de Nemours, Inc.	14,403	632,580
Eastman Chemical Company	5,875	407,255
Ecolab, Inc.	4,819	1,358,910
International Flavors & Fragrances, Inc.	7,818	545,775
Linde PLC	5,854	2,675,102
LyondellBasell Industries NV, Class A	12,313	603,337
PPG Industries, Inc.	9,278	1,072,815
RPM International, Inc.	5,160	551,914
Solstice Advanced Materials, Inc. (A)	2,514	155,290
The Mosaic Company	14,692	404,030
The Sherwin-Williams Company	5,462	1,937,044
Westlake Corp.	1,667	132,226
Construction materials – 0.3%
CRH PLC	5,978	731,767
Martin Marietta Materials, Inc.	2,198	1,432,986
Vulcan Materials Company	4,481	1,346,720
Containers and packaging – 0.5%
Amcor PLC	15,369	680,078
AptarGroup, Inc.	2,387	298,256
Avery Dennison Corp.	3,034	562,837
Ball Corp.	13,075	743,575
Crown Holdings, Inc.	5,524	578,252
International Paper Company	18,279	737,009
Packaging Corp. of America	4,372	972,989
Smurfit WestRock PLC	10,225	425,667
Metals and mining – 1.0%
Coeur Mining, Inc. (A)	5,239	107,085
Freeport-McMoRan, Inc.	31,021	1,868,395
MP Materials Corp. (A)(B)	762	44,783
Newmont Corp.	26,876	3,019,519
Nucor Corp.	10,604	1,884,543
Reliance, Inc.	2,768	912,056
Royal Gold, Inc. (A)	1,114	293,327
Southern Copper Corp.	2,312	440,020
Steel Dynamics, Inc.	8,739	1,569,262
Real estate – 2.4%		26,115,250
Diversified REITs – 0.0%
WP Carey, Inc.	5,147	359,003
Health care REITs – 0.3%
Alexandria Real Estate Equities, Inc.	3,931	214,790
Healthpeak Properties, Inc.	14,734	254,014
Omega Healthcare Investors, Inc.	5,638	247,395
Ventas, Inc.	10,672	828,894
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	27

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Health care REITs (continued)
Welltower, Inc.	8,665	$1,632,139
Hotel and resort REITs – 0.0%
Host Hotels & Resorts, Inc.	18,479	342,416
Industrial REITs – 0.2%
EastGroup Properties, Inc.	1,115	202,529
Lineage, Inc.	248	8,856
Prologis, Inc.	11,842	1,546,092
Rexford Industrial Realty, Inc.	3,866	156,689
Office REITs – 0.0%
BXP, Inc.	3,966	256,481
Real estate management and development – 0.4%
CBRE Group, Inc., Class A (A)	15,403	2,623,593
CoStar Group, Inc. (A)	11,747	722,441
Jones Lang LaSalle, Inc. (A)	2,274	813,887
Zillow Group, Inc., Class A (A)	1,093	68,028
Zillow Group, Inc., Class C (A)	5,182	326,621
Residential REITs – 0.4%
American Homes 4 Rent, Class A	7,728	242,041
AvalonBay Communities, Inc.	3,612	641,744
Camden Property Trust	2,655	289,528
Equity LifeStyle Properties, Inc.	4,391	277,379
Equity Residential	9,216	574,341
Essex Property Trust, Inc.	1,683	423,897
Invitation Homes, Inc.	14,849	396,914
Mid-America Apartment Communities, Inc.	2,968	398,602
Sun Communities, Inc.	3,079	392,357
UDR, Inc.	8,076	300,023
Retail REITs – 0.3%
Brixmor Property Group, Inc.	4,194	112,357
Federal Realty Investment Trust	2,113	213,751
Kimco Realty Corp.	15,655	330,007
NNN REIT, Inc.	4,502	187,598
Realty Income Corp.	17,916	1,095,743
Regency Centers Corp.	4,432	322,960
Simon Property Group, Inc.	5,983	1,144,608
Specialized REITs – 0.8%
American Tower Corp.	5,411	970,084
Crown Castle, Inc.	7,470	648,471
CubeSmart	5,263	197,520
Digital Realty Trust, Inc.	6,355	1,054,612
Equinix, Inc.	1,209	992,504
Extra Space Storage, Inc.	4,844	668,327
Gaming and Leisure Properties, Inc.	6,591	294,947
Iron Mountain, Inc.	7,481	689,225
Lamar Advertising Company, Class A	2,169	278,304
Public Storage	2,011	555,418
SBA Communications Corp.	2,587	476,293
VICI Properties, Inc.	24,840	697,507
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Specialized REITs (continued)
Weyerhaeuser Company	24,993	$644,320
Utilities – 3.7%		39,938,820
Electric utilities – 2.2%
Alliant Energy Corp.	9,747	642,425
American Electric Power Company, Inc.	15,291	1,831,480
Constellation Energy Corp.	6,117	1,716,920
Duke Energy Corp.	16,749	2,032,491
Edison International	17,567	1,094,073
Entergy Corp.	22,556	2,162,895
Evergy, Inc.	10,990	843,263
Eversource Energy	16,070	1,110,919
Exelon Corp.	44,264	1,982,142
FirstEnergy Corp.	23,319	1,103,921
NextEra Energy, Inc.	19,101	1,678,978
NRG Energy, Inc.	6,462	986,295
OGE Energy Corp.	4,964	216,828
Oklo, Inc. (A)(B)	637	50,718
PG&E Corp.	74,749	1,152,630
Pinnacle West Capital Corp.	5,979	559,395
PPL Corp. (B)	35,045	1,270,381
The Southern Company	19,528	1,744,046
Xcel Energy, Inc.	21,525	1,637,192
Gas utilities – 0.1%
Atmos Energy Corp.	4,834	804,088
Independent power and renewable electricity producers – 0.2%
Talen Energy Corp. (A)	246	85,697
The AES Corp.	30,355	444,701
Vistra Corp.	8,893	1,408,207
Multi-utilities – 1.1%
Ameren Corp.	11,354	1,172,641
CenterPoint Energy, Inc.	28,000	1,111,320
CMS Energy Corp.	11,408	815,558
Consolidated Edison, Inc.	15,363	1,638,157
Dominion Energy, Inc.	20,874	1,255,989
DTE Energy Company	8,485	1,140,214
NiSource, Inc.	19,633	869,546
Public Service Enterprise Group, Inc.	20,509	1,689,121
Sempra	16,526	1,437,927
WEC Energy Group, Inc.	10,975	1,214,603
Water utilities – 0.1%
American Water Works Company, Inc.	5,581	720,675
Essential Utilities, Inc.	8,079	313,384

SHORT-TERM INVESTMENTS – 0.2%		$1,799,837
(Cost $1,799,827)
Short-term funds – 0.2%		1,799,837
John Hancock Collateral Trust, 3.5792% (D)(E)	26,228	262,378
28	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value

State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.6399% (D)	1,537,459	$1,537,459
Total investments (Multifactor Large Cap ETF) (Cost $721,213,702) 100.0%		$1,066,247,991
Other assets and liabilities, net (0.0%)		(186,299)
Total net assets 100.0%		$1,066,061,692

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-26. The value of securities on loan amounted to $4,431,893. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $4,268,132 in the form of U.S. Treasuries was pledged to the fund.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	The rate shown is the annualized seven-day yield as of 1-31-26.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR MID CAP ETF

As of 1-31-26 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$4,848,022,422
(Cost $3,748,209,965)
Communication services – 3.2%		153,421,108
Diversified telecommunication services – 0.1%
AST SpaceMobile, Inc. (A)(B)	41,860	4,655,251
GCI Liberty, Inc. (A)(C)	32,082	0
Entertainment – 1.4%
Live Nation Entertainment, Inc. (A)	45,555	6,625,975
Roku, Inc. (A)	58,761	5,594,047
Take-Two Interactive Software, Inc. (A)	71,344	15,717,083
TKO Group Holdings, Inc.	24,038	4,869,618
Warner Brothers Discovery, Inc. (A)	1,108,536	30,529,081
Warner Music Group Corp., Class A	51,416	1,541,452
Interactive media and services – 0.2%
Match Group, Inc.	117,026	3,645,360
Pinterest, Inc., Class A (A)	176,266	3,900,767
Reddit, Inc., Class A (A)	12,821	2,311,242
Snap, Inc., Class A (A)	215,379	1,492,576
Media – 1.5%
EchoStar Corp., Class A (A)	68,519	7,757,721
Fox Corp., Class A	137,973	10,041,675
Fox Corp., Class B	92,771	6,082,994
Liberty Broadband Corp., Series A (A)	10,591	508,580
Liberty Broadband Corp., Series C (A)	77,497	3,728,381
News Corp., Class A	243,778	6,589,319
News Corp., Class B (B)	96,325	2,995,708
Nexstar Media Group, Inc.	18,369	3,901,208
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Communication services (continued)
Media (continued)
Omnicom Group, Inc.	226,071	$17,416,510
Paramount Skydance Corp., Class B	231,434	2,594,375
Sirius XM Holdings, Inc. (B)	145,389	2,958,666
The New York Times Company, Class A	108,628	7,963,519
Consumer discretionary – 10.4%		504,054,146
Automobile components – 0.7%
Aptiv PLC (A)	113,176	8,573,082
Autoliv, Inc.	71,875	8,714,125
BorgWarner, Inc.	197,408	9,359,113
Gentex Corp.	181,519	4,176,752
Mobileye Global, Inc., Class A (A)	80,696	724,650
Automobiles – 0.1%
Rivian Automotive, Inc., Class A (A)(B)	318,723	4,701,164
Broadline retail – 0.5%
Dillard’s, Inc., Class A (B)	2,804	1,703,598
eBay, Inc.	222,499	20,296,359
Ollie’s Bargain Outlet Holdings, Inc. (A)	30,193	3,330,590
Distributors – 0.4%
Genuine Parts Company	68,791	9,561,261
LKQ Corp.	190,519	6,258,549
Pool Corp.	22,545	5,728,459
Diversified consumer services – 0.6%
ADT, Inc.	545,052	4,360,416
Bright Horizons Family Solutions, Inc. (A)	36,217	3,354,781
Duolingo, Inc. (A)	15,270	2,047,096
H&R Block, Inc.	82,728	3,263,620
Service Corp. International	154,218	12,403,754
Stride, Inc. (A)	25,140	2,126,844
Hotels, restaurants and leisure – 2.3%
Aramark	203,001	7,813,508
Brinker International, Inc. (A)	27,205	4,290,773
Carnival Corp. (A)	320,089	9,609,072
Cava Group, Inc. (A)(B)	25,729	1,559,692
Churchill Downs, Inc.	43,195	4,248,660
Darden Restaurants, Inc.	60,258	12,012,432
Domino’s Pizza, Inc.	13,722	5,630,548
DraftKings, Inc., Class A (A)(B)	101,928	2,804,039
Dutch Bros, Inc., Class A (A)	43,909	2,388,211
Expedia Group, Inc.	49,669	13,154,338
Hyatt Hotels Corp., Class A (B)	23,238	3,633,726
Las Vegas Sands Corp.	16,723	881,804
Life Time Group Holdings, Inc. (A)	32,101	936,386
MGM Resorts International (A)	123,649	4,147,187
Norwegian Cruise Line Holdings, Ltd. (A)	374,004	8,213,128
Planet Fitness, Inc., Class A (A)	40,625	3,698,500
Texas Roadhouse, Inc.	43,963	7,907,185
Vail Resorts, Inc. (B)	26,954	3,586,769
Viking Holdings, Ltd. (A)	48,564	3,503,893
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	29

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Wingstop, Inc.	12,797	$3,396,708
Wyndham Hotels & Resorts, Inc.	63,296	4,607,316
Wynn Resorts, Ltd.	45,746	4,915,408
Household durables – 2.0%
Garmin, Ltd.	62,854	12,673,881
Installed Building Products, Inc.	10,632	3,063,504
Lennar Corp., A Shares	27,594	3,017,404
Mohawk Industries, Inc. (A)	36,129	4,276,951
NVR, Inc. (A)	1,709	13,049,463
PulteGroup, Inc.	137,666	17,220,640
SharkNinja, Inc. (A)	32,360	3,824,952
Somnigroup International, Inc.	105,351	9,255,085
Taylor Morrison Home Corp. (A)	71,672	4,368,408
Toll Brothers, Inc.	90,857	13,127,928
TopBuild Corp. (A)	24,105	11,282,345
Leisure products – 0.3%
Hasbro, Inc.	102,935	9,193,125
Mattel, Inc. (A)	254,820	5,323,190
Specialty retail – 2.7%
AutoNation, Inc. (A)	42,072	8,623,919
Bath & Body Works, Inc.	107,428	2,341,930
Best Buy Company, Inc.	160,933	10,476,738
Burlington Stores, Inc. (A)	35,032	10,364,568
CarMax, Inc. (A)	98,146	4,371,423
Chewy, Inc., Class A (A)	52,013	1,514,098
Dick’s Sporting Goods, Inc.	38,278	7,732,156
Five Below, Inc. (A)	26,674	5,111,805
Floor & Decor Holdings, Inc., Class A (A)	65,427	4,315,565
GameStop Corp., Class A (A)	237,467	5,670,712
Group 1 Automotive, Inc.	5,431	1,923,986
Lithia Motors, Inc.	22,758	7,360,848
Murphy USA, Inc.	11,887	5,022,376
Penske Automotive Group, Inc.	18,239	2,859,693
The Gap, Inc.	208,218	5,825,940
Tractor Supply Company	280,217	14,257,441
Ulta Beauty, Inc. (A)	24,704	15,992,381
Wayfair, Inc., Class A (A)	25,787	2,668,697
Williams-Sonoma, Inc.	72,024	14,739,712
Textiles, apparel and luxury goods – 0.8%
Amer Sports, Inc. (A)	44,354	1,624,687
Birkenstock Holding PLC (A)(B)	35,640	1,345,766
Deckers Outdoor Corp. (A)	78,364	9,351,960
Levi Strauss & Company, Class A	64,242	1,277,131
Ralph Lauren Corp.	23,069	8,152,815
Tapestry, Inc.	116,898	14,835,525
VF Corp.	152,726	2,991,902
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples – 4.2%		$206,250,376
Beverages – 0.4%
Brown-Forman Corp., Class A	8,514	236,945
Brown-Forman Corp., Class B (B)	54,091	1,480,471
Celsius Holdings, Inc. (A)	65,614	3,443,423
Coca-Cola Consolidated, Inc.	32,191	4,894,963
Molson Coors Beverage Company, Class B	122,817	5,900,129
Primo Brands Corp.	139,875	2,649,233
Consumer staples distribution and retail – 1.8%
Albertsons Companies, Inc., Class A	273,764	4,558,171
BJ’s Wholesale Club Holdings, Inc. (A)	95,788	8,854,643
Casey’s General Stores, Inc.	19,669	11,929,249
Dollar General Corp.	73,406	10,528,623
Dollar Tree, Inc. (A)	108,092	12,710,538
Maplebear, Inc. (A)	104,886	3,897,564
Performance Food Group Company (A)	83,428	7,963,203
Sprouts Farmers Market, Inc. (A)	59,687	4,232,405
The Kroger Company	198,998	12,507,024
U.S. Foods Holding Corp. (A)	134,614	11,256,423
Food products – 1.6%
Archer-Daniels-Midland Company	154,486	10,398,453
Bunge Global SA	89,372	10,177,683
Cal-Maine Foods, Inc.	32,279	2,696,265
Conagra Brands, Inc.	229,633	4,250,507
General Mills, Inc.	86,032	3,979,840
Hormel Foods Corp.	171,605	4,223,199
Ingredion, Inc.	56,190	6,636,039
Lamb Weston Holdings, Inc.	97,735	4,488,969
McCormick & Company, Inc.	88,289	5,458,909
Pilgrim’s Pride Corp.	40,038	1,736,448
Post Holdings, Inc. (A)	47,661	4,876,197
The Campbell’s Company (B)	140,880	3,941,822
The J.M. Smucker Company	75,352	7,901,411
Tyson Foods, Inc., Class A	112,724	7,364,259
Household products – 0.3%
Church & Dwight Company, Inc.	90,874	8,746,623
The Clorox Company	48,119	5,427,342
Personal care products – 0.1%
e.l.f. Beauty, Inc. (A)	19,936	1,694,361
The Estee Lauder Companies, Inc., Class A	45,186	5,209,042
Energy – 4.3%		207,532,904
Energy equipment and services – 0.8%
Baker Hughes Company	307,383	17,225,743
Halliburton Company	294,713	9,878,780
TechnipFMC PLC	235,516	13,122,952
Oil, gas and consumable fuels – 3.5%
Antero Midstream Corp.	174,350	3,281,267
Antero Resources Corp. (A)	173,880	6,324,016
APA Corp.	276,591	7,304,768
Cheniere Energy, Inc.	74,957	15,854,905
30	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Chord Energy Corp.	43,741	$4,384,598
Coterra Energy, Inc.	362,556	10,459,741
Devon Energy Corp.	211,000	8,484,310
Diamondback Energy, Inc.	83,248	13,648,510
DT Midstream, Inc.	46,080	5,807,002
EQT Corp.	209,837	12,113,890
Expand Energy Corp.	96,289	10,823,846
HF Sinclair Corp.	105,782	5,499,606
Kinetik Holdings, Inc. (B)	19,512	798,236
Matador Resources Company	105,180	4,758,343
Ovintiv, Inc.	241,225	10,486,051
Permian Resources Corp., Class A	596,722	9,625,126
Range Resources Corp.	159,375	6,032,344
Targa Resources Corp.	100,627	20,224,014
Texas Pacific Land Corp.	32,710	11,394,856
Financials – 16.1%		780,921,178
Banks – 4.2%
BOK Financial Corp.	17,835	2,317,480
Cadence Bank	105,020	4,422,392
Citizens Financial Group, Inc.	222,948	14,041,265
Comerica, Inc.	109,873	9,742,439
Commerce Bancshares, Inc.	94,560	4,977,638
Cullen/Frost Bankers, Inc.	40,440	5,573,441
East West Bancorp, Inc.	114,814	13,139,314
Fifth Third Bancorp	340,742	17,112,063
First Citizens BancShares, Inc., Class A	6,110	12,645,073
First Horizon Corp.	320,699	7,853,919
Huntington Bancshares, Inc.	671,463	11,737,173
KeyCorp	457,596	9,847,466
M&T Bank Corp.	76,797	17,015,911
Old National Bancorp	207,385	5,066,416
Pinnacle Financial Partners, Inc.	94,298	8,966,797
Popular, Inc.	50,864	6,791,870
Prosperity Bancshares, Inc.	57,131	3,942,610
Regions Financial Corp.	502,721	14,327,549
UMB Financial Corp.	33,349	4,239,992
Webster Financial Corp.	123,069	8,094,248
Western Alliance Bancorp	86,409	7,703,362
Wintrust Financial Corp.	49,713	7,332,170
Zions Bancorp NA	129,943	7,784,885
Capital markets – 4.3%
Affiliated Managers Group, Inc.	11,768	3,684,443
Cboe Global Markets, Inc.	40,929	10,848,641
Evercore, Inc., Class A	22,045	7,787,837
FactSet Research Systems, Inc.	22,678	5,768,376
Franklin Resources, Inc.	191,481	5,097,224
Galaxy Digital, Inc., Class A (A)(B)	53,524	1,512,588
Hamilton Lane, Inc., Class A	23,582	3,330,722
Houlihan Lokey, Inc.	33,093	5,570,214
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Capital markets (continued)
Interactive Brokers Group, Inc., Class A	189,424	$14,184,069
Invesco, Ltd.	309,857	8,455,998
Janus Henderson Group PLC	59,908	2,883,372
Jefferies Financial Group, Inc.	121,296	7,420,889
Lazard, Inc.	51,558	2,769,696
LPL Financial Holdings, Inc.	38,867	14,167,022
MarketAxess Holdings, Inc.	22,802	3,858,782
Morningstar, Inc.	16,233	3,280,527
Nasdaq, Inc.	167,113	16,191,579
Northern Trust Corp.	86,415	12,912,993
PJT Partners, Inc., Class A	12,309	2,129,826
Raymond James Financial, Inc.	90,715	15,045,990
SEI Investments Company	87,259	7,665,703
State Street Corp.	135,392	17,717,397
StepStone Group, Inc., Class A	21,658	1,531,004
Stifel Financial Corp.	79,866	9,847,478
T. Rowe Price Group, Inc.	97,830	10,338,674
The Carlyle Group, Inc.	102,079	6,000,204
TPG, Inc.	12,251	721,706
Tradeweb Markets, Inc., Class A	34,354	3,540,867
Virtu Financial, Inc., Class A	44,355	1,841,176
Consumer finance – 1.1%
Ally Financial, Inc.	302,045	12,770,463
Credit Acceptance Corp. (A)(B)	4,213	2,099,085
FirstCash Holdings, Inc.	21,443	3,656,032
OneMain Holdings, Inc.	95,604	6,265,886
SLM Corp.	119,539	3,245,484
SoFi Technologies, Inc. (A)(B)	364,577	8,316,001
Synchrony Financial	232,906	16,915,963
Upstart Holdings, Inc. (A)(B)	25,516	1,001,503
Financial services – 1.6%
Affirm Holdings, Inc. (A)	74,570	4,496,571
Block, Inc. (A)	40,746	2,462,281
Corebridge Financial, Inc.	142,148	4,382,423
Corpay, Inc. (A)	31,742	9,986,985
Equitable Holdings, Inc.	169,922	7,884,381
Essent Group, Ltd.	70,994	4,466,942
Global Payments, Inc.	104,563	7,501,350
Jack Henry & Associates, Inc.	45,312	8,120,364
Jackson Financial, Inc., Class A	73,231	8,708,631
MGIC Investment Corp.	172,769	4,650,941
Rocket Companies, Inc., Class A	25,785	462,325
Shift4 Payments, Inc., Class A (A)(B)	39,533	2,334,028
Toast, Inc., Class A (A)	133,435	4,151,163
UWM Holdings Corp.	53,664	263,490
Voya Financial, Inc.	70,977	5,441,097
WEX, Inc. (A)	28,803	4,432,782
Insurance – 4.9%
American Financial Group, Inc.	58,032	7,559,829
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	31

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Insurance (continued)
Arch Capital Group, Ltd. (A)	148,853	$14,295,842
Assurant, Inc.	38,971	9,280,164
Axis Capital Holdings, Ltd.	63,261	6,527,270
Brown & Brown, Inc.	96,218	6,937,318
Cincinnati Financial Corp.	63,207	10,169,374
CNA Financial Corp.	16,469	788,206
Erie Indemnity Company, Class A	12,564	3,555,738
Everest Group, Ltd.	26,540	8,792,171
Fidelity National Financial, Inc.	136,139	7,404,600
First American Financial Corp.	81,862	5,172,041
Globe Life, Inc.	71,999	10,095,700
Kinsale Capital Group, Inc.	13,738	5,438,599
Lincoln National Corp.	141,293	5,879,202
Loews Corp.	96,526	10,190,250
Markel Group, Inc. (A)	6,420	13,100,909
Old Republic International Corp.	207,259	8,118,335
Primerica, Inc.	24,290	6,389,242
Principal Financial Group, Inc.	99,103	9,387,036
Reinsurance Group of America, Inc.	46,833	9,495,391
RenaissanceRe Holdings, Ltd.	46,893	13,209,758
RLI Corp.	58,179	3,399,399
The Hanover Insurance Group, Inc.	19,515	3,398,342
The Hartford Insurance Group, Inc.	166,606	22,501,806
Unum Group	138,102	10,491,609
W.R. Berkley Corp.	147,101	10,088,187
Willis Towers Watson PLC	45,542	14,458,219
Health care – 10.2%		492,836,170
Biotechnology – 2.1%
BioMarin Pharmaceutical, Inc. (A)	115,173	6,511,881
Blueprint Medicines Corp. (A)(C)	17,937	8,251
BridgeBio Pharma, Inc. (A)	51,453	3,975,773
Cytokinetics, Inc. (A)	31,011	1,959,585
Exact Sciences Corp. (A)	81,526	8,343,371
Exelixis, Inc. (A)	244,950	10,131,132
Halozyme Therapeutics, Inc. (A)	76,087	5,456,199
Incyte Corp. (A)	76,226	7,627,936
Insmed, Inc. (A)	47,049	7,380,577
Ionis Pharmaceuticals, Inc. (A)	40,003	3,307,048
Madrigal Pharmaceuticals, Inc. (A)	5,715	2,796,407
Natera, Inc. (A)	38,307	8,854,280
Neurocrine Biosciences, Inc. (A)	62,099	8,449,190
REVOLUTION Medicines, Inc. (A)	77,062	7,471,161
Rhythm Pharmaceuticals, Inc. (A)	16,800	1,722,336
Roivant Sciences, Ltd. (A)	235,498	5,091,467
Summit Therapeutics, Inc. (A)(B)	22,767	329,666
United Therapeutics Corp. (A)	31,354	14,720,389
Health care equipment and supplies – 2.6%
ABIOMED, Inc. (A)(C)	18,321	284,342
Align Technology, Inc. (A)	21,202	3,456,562
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care equipment and supplies (continued)
Baxter International, Inc.	199,066	$3,995,255
DexCom, Inc. (A)	125,148	9,140,810
GE HealthCare Technologies, Inc.	153,761	12,142,506
Globus Medical, Inc., Class A (A)	82,624	7,492,344
Hologic, Inc. (A)	166,773	12,496,301
Insulet Corp. (A)	32,168	8,228,896
Masimo Corp. (A)	31,035	4,262,037
Penumbra, Inc. (A)	17,976	6,438,464
ResMed, Inc.	62,435	16,127,585
Solventum Corp. (A)	100,828	7,760,731
STERIS PLC	47,097	12,367,672
Teleflex, Inc.	30,922	3,227,329
The Cooper Companies, Inc. (A)	97,244	7,913,717
Zimmer Biomet Holdings, Inc.	103,327	8,996,682
Health care providers and services – 2.6%
Cardinal Health, Inc.	99,815	21,448,247
Centene Corp. (A)	137,449	5,954,291
Chemed Corp.	10,820	4,621,655
DaVita, Inc. (A)	26,225	2,867,442
Encompass Health Corp.	90,340	8,539,840
Guardant Health, Inc. (A)	30,982	3,533,187
HealthEquity, Inc. (A)	49,090	4,205,540
Henry Schein, Inc. (A)	104,522	7,889,321
Hims & Hers Health, Inc. (A)(B)	84,584	2,291,381
Labcorp Holdings, Inc.	55,531	15,077,777
Molina Healthcare, Inc. (A)	32,647	5,863,075
Quest Diagnostics, Inc.	75,867	14,189,405
Tenet Healthcare Corp. (A)	66,996	12,681,003
The Ensign Group, Inc.	40,036	6,872,580
Universal Health Services, Inc., Class B	56,289	11,328,724
Health care technology – 0.2%
Doximity, Inc., Class A (A)	63,076	2,363,458
Veeva Systems, Inc., Class A (A)	18,115	3,694,011
Waystar Holding Corp. (A)	54,156	1,438,383
Life sciences tools and services – 1.8%
Agilent Technologies, Inc.	36,179	4,842,559
Avantor, Inc. (A)	328,956	3,592,200
Bio-Rad Laboratories, Inc., Class A (A)	14,044	4,124,723
Bio-Techne Corp.	92,998	5,960,242
Charles River Laboratories International, Inc. (A)	42,087	8,858,472
ICON PLC (A)	17,640	3,179,610
Illumina, Inc. (A)	22,230	3,219,126
Medpace Holdings, Inc. (A)	14,989	8,730,793
Mettler-Toledo International, Inc. (A)	8,884	12,199,864
Repligen Corp. (A)	30,015	4,483,341
Revvity, Inc. (B)	80,030	8,707,264
Tempus AI, Inc. (A)(B)	31,215	1,867,281
Waters Corp. (A)	26,464	9,810,734
West Pharmaceutical Services, Inc.	32,459	7,501,924
32	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Pharmaceuticals – 0.9%
Axsome Therapeutics, Inc. (A)	12,488	$2,300,914
Corcept Therapeutics, Inc. (A)	35,989	1,434,881
Elanco Animal Health, Inc. (A)(B)	362,012	8,717,249
Jazz Pharmaceuticals PLC (A)	54,036	8,888,382
Royalty Pharma PLC, Class A	157,935	6,582,731
Viatris, Inc.	1,108,226	14,506,678
Industrials – 20.9%		1,016,650,867
Aerospace and defense – 2.3%
AeroVironment, Inc. (A)	9,646	2,685,350
ATI, Inc. (A)	81,921	9,855,096
BWX Technologies, Inc.	50,486	10,371,339
Carpenter Technology Corp.	25,236	8,020,758
Curtiss-Wright Corp.	16,931	11,118,418
HEICO Corp.	14,167	4,688,002
HEICO Corp., Class A	22,578	5,748,133
Huntington Ingalls Industries, Inc.	28,296	11,898,751
Karman Holdings, Inc. (A)(B)	16,391	1,701,386
Kratos Defense & Security Solutions, Inc. (A)	59,717	6,151,448
Leonardo DRS, Inc.	35,391	1,453,154
Loar Holdings, Inc. (A)	18,755	1,286,218
Moog, Inc., Class A	16,155	4,932,929
Rocket Lab Corp. (A)	92,864	7,435,620
StandardAero, Inc. (A)	59,939	1,851,516
Textron, Inc.	116,088	10,222,709
Woodward, Inc.	38,455	12,222,537
Air freight and logistics – 0.6%
C.H. Robinson Worldwide, Inc.	76,230	14,861,039
Expeditors International of Washington, Inc.	80,949	12,995,552
Building products – 2.1%
A.O. Smith Corp.	87,976	6,465,356
AAON, Inc. (B)	34,637	3,154,045
Advanced Drainage Systems, Inc.	50,076	7,613,555
Allegion PLC	62,802	10,386,823
Armstrong World Industries, Inc.	23,761	4,365,846
Builders FirstSource, Inc. (A)	83,606	9,564,526
Carlisle Companies, Inc.	29,001	9,886,151
Fortune Brands Innovations, Inc.	109,803	5,940,342
Lennox International, Inc.	17,699	8,762,421
Masco Corp.	99,131	6,551,568
Modine Manufacturing Company (A)	22,198	4,099,083
Owens Corning	89,835	10,765,826
Simpson Manufacturing Company, Inc.	30,974	5,475,584
Trex Company, Inc. (A)	68,053	2,818,755
UFP Industries, Inc.	43,444	4,486,896
Zurn Elkay Water Solutions Corp.	85,238	3,930,324
Commercial services and supplies – 0.8%
Casella Waste Systems, Inc., Class A (A)	31,506	3,178,325
Clean Harbors, Inc. (A)	37,213	9,672,031
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Commercial services and supplies (continued)
MSA Safety, Inc.	24,514	$4,342,655
Rollins, Inc.	100,427	6,361,046
Tetra Tech, Inc.	146,298	5,509,583
Veralto Corp.	78,745	7,794,180
Construction and engineering – 1.9%
AECOM	79,547	7,670,717
API Group Corp. (A)	226,297	9,407,166
Comfort Systems USA, Inc.	18,585	21,225,929
Construction Partners, Inc., Class A (A)	20,247	2,224,740
Dycom Industries, Inc. (A)	16,121	5,874,331
EMCOR Group, Inc.	23,943	17,256,438
Fluor Corp. (A)	98,349	4,542,740
IES Holdings, Inc. (A)	4,199	1,596,838
MasTec, Inc. (A)	41,525	9,985,932
Primoris Services Corp.	29,532	4,378,119
Sterling Infrastructure, Inc. (A)	12,170	4,355,765
Valmont Industries, Inc.	9,572	4,264,900
Electrical equipment – 2.8%
Acuity, Inc.	22,858	7,068,608
AMETEK, Inc.	102,050	22,857,159
Bloom Energy Corp., Class A (A)	54,717	8,282,512
Generac Holdings, Inc. (A)	43,105	7,243,364
Hubbell, Inc.	30,690	14,974,879
Nextpower, Inc., Class A (A)	123,208	14,426,425
NuScale Power Corp. (A)(B)	30,509	533,297
nVent Electric PLC	106,537	11,959,844
Regal Rexnord Corp.	41,230	6,658,645
Rockwell Automation, Inc.	49,899	21,039,913
Vertiv Holdings Company, Class A	117,726	21,918,227
Ground transportation – 1.0%
J.B. Hunt Transport Services, Inc.	61,063	12,378,691
Knight-Swift Transportation Holdings, Inc.	123,877	6,825,623
Lyft, Inc., Class A (A)	134,371	2,266,839
Ryder System, Inc.	40,029	7,656,747
Saia, Inc. (A)	15,097	5,055,532
U-Haul Holding Company (A)	8,429	476,660
U-Haul Holding Company, Series N	76,426	3,921,418
XPO, Inc. (A)	79,845	11,825,843
Machinery – 5.4%
AGCO Corp.	61,984	7,029,605
Allison Transmission Holdings, Inc.	78,703	8,555,016
Chart Industries, Inc. (A)	24,987	5,180,805
CNH Industrial NV	633,554	6,817,041
Crane Company	28,342	5,176,383
Cummins, Inc.	22,499	13,022,871
Donaldson Company, Inc.	94,982	9,682,465
Dover Corp.	68,857	13,873,997
Esab Corp.	37,377	4,526,355
Federal Signal Corp.	30,033	3,246,267
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	33

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Machinery (continued)
Flowserve Corp.	84,286	$6,586,951
Fortive Corp.	124,457	6,572,574
Gates Industrial Corp. PLC (A)	117,429	2,703,216
Graco, Inc.	108,990	9,518,097
IDEX Corp.	39,038	7,750,995
Ingersoll Rand, Inc.	136,518	11,752,835
ITT, Inc.	60,233	10,980,476
JBT Marel Corp.	28,153	4,428,748
Lincoln Electric Holdings, Inc.	35,504	9,420,986
Mueller Industries, Inc.	68,546	9,331,852
Nordson Corp.	32,702	8,977,680
Oshkosh Corp.	55,413	7,969,498
Pentair PLC	89,252	9,404,483
RBC Bearings, Inc. (A)	15,001	7,495,550
Snap-on, Inc.	30,787	11,271,429
SPX Technologies, Inc. (A)	28,965	6,036,596
Stanley Black & Decker, Inc.	89,124	7,010,494
Symbotic, Inc. (A)	9,258	503,357
The Middleby Corp. (A)	40,909	6,020,578
The Toro Company	74,749	6,839,534
Wabtec Corp.	82,291	18,938,451
Watts Water Technologies, Inc., Class A	15,855	4,745,560
Xylem, Inc.	82,637	11,393,163
Passenger airlines – 0.4%
Alaska Air Group, Inc. (A)	22,131	1,124,919
American Airlines Group, Inc. (A)	79,918	1,062,909
Delta Air Lines, Inc.	94,733	6,241,957
Southwest Airlines Company	58,364	2,773,457
United Airlines Holdings, Inc. (A)	71,641	7,330,307
Professional services – 2.4%
Amentum Holdings, Inc. (A)	2,399	85,836
Booz Allen Hamilton Holding Corp.	70,698	6,251,117
Broadridge Financial Solutions, Inc.	58,160	11,463,918
CACI International, Inc., Class A (A)	16,286	10,106,766
Dayforce, Inc. (A)	100,597	6,968,354
Equifax, Inc.	47,556	9,577,778
ExlService Holdings, Inc. (A)	85,252	3,337,616
Genpact, Ltd.	134,551	5,933,699
Jacobs Solutions, Inc.	41,338	5,591,378
KBR, Inc.	82,000	3,510,420
Leidos Holdings, Inc.	59,597	11,220,923
Parsons Corp. (A)	20,466	1,433,848
Paycom Software, Inc.	41,577	5,602,501
Paylocity Holding Corp. (A)	31,699	4,278,731
SS&C Technologies Holdings, Inc.	114,837	9,404,002
TransUnion	75,148	5,938,195
UL Solutions, Inc., Class A	35,565	2,497,730
Verisk Analytics, Inc.	55,183	12,000,095
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Trading companies and distributors – 1.2%
Air Lease Corp.	65,122	$4,208,835
Applied Industrial Technologies, Inc.	25,245	6,574,050
Core & Main, Inc., Class A (A)	125,080	6,674,269
FTAI Aviation, Ltd.	59,235	16,130,875
GATX Corp.	17,333	3,153,046
SiteOne Landscape Supply, Inc. (A)	27,004	3,876,154
Watsco, Inc. (B)	14,159	5,471,746
WESCO International, Inc.	45,893	13,282,811
Information technology – 15.1%		733,980,212
Communications equipment – 1.1%
Ciena Corp. (A)	135,822	34,201,338
F5, Inc. (A)	39,427	10,866,475
Lumentum Holdings, Inc. (A)	25,106	9,837,535
Ubiquiti, Inc.	2,170	1,196,581
Electronic equipment, instruments and components – 3.1%
Arrow Electronics, Inc. (A)	47,720	6,322,423
CDW Corp.	66,908	8,456,502
Cognex Corp.	111,963	4,337,447
Coherent Corp. (A)	114,535	24,302,036
Fabrinet (A)	18,886	9,243,564
Flex, Ltd. (A)	283,509	17,872,407
Jabil, Inc.	58,153	13,793,310
Keysight Technologies, Inc. (A)	91,362	19,764,341
Littelfuse, Inc.	22,323	7,227,294
Sanmina Corp. (A)	30,068	4,260,034
TD SYNNEX Corp.	44,047	6,988,937
Teledyne Technologies, Inc. (A)	21,588	13,391,036
Vontier Corp.	84,816	3,180,600
Zebra Technologies Corp., Class A (A)	41,412	9,730,992
IT services – 1.6%
Akamai Technologies, Inc. (A)	100,323	9,746,379
Amdocs, Ltd.	112,818	9,244,307
EPAM Systems, Inc. (A)	44,094	9,198,008
Gartner, Inc. (A)	33,194	6,957,794
GoDaddy, Inc., Class A (A)	62,504	6,282,902
Kyndryl Holdings, Inc. (A)	172,728	3,972,744
MongoDB, Inc. (A)	18,080	6,713,646
Okta, Inc. (A)	91,785	7,753,997
Twilio, Inc., Class A (A)	76,715	9,241,089
VeriSign, Inc.	34,766	8,490,900
Semiconductors and semiconductor equipment – 2.9%
Astera Labs, Inc. (A)	32,026	4,823,756
Cirrus Logic, Inc. (A)	22,627	2,949,203
Credo Technology Group Holding, Ltd. (A)	35,115	4,399,207
Entegris, Inc.	106,987	12,631,955
First Solar, Inc. (A)	60,836	13,719,735
GlobalFoundries, Inc. (A)	40,756	1,719,903
Lattice Semiconductor Corp. (A)	76,616	6,169,120
34	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
MACOM Technology Solutions Holdings, Inc. (A)	36,453	$7,985,394
MKS, Inc.	64,637	15,216,196
Monolithic Power Systems, Inc.	20,044	22,532,463
Qnity Electronics, Inc.	54,347	5,227,094
Qorvo, Inc. (A)	81,638	6,376,744
Rambus, Inc. (A)	71,988	8,194,394
Skyworks Solutions, Inc.	94,550	5,272,108
Teradyne, Inc.	92,109	22,202,874
Universal Display Corp.	33,881	3,890,216
Software – 2.9%
Appfolio, Inc., Class A (A)	12,711	2,413,565
Aurora Innovation, Inc. (A)(B)	611,874	2,569,871
Bentley Systems, Inc., Class B	88,422	3,105,381
CCC Intelligent Solutions Holdings, Inc. (A)	330,361	2,504,136
Clearwater Analytics Holdings, Inc., Class A (A)	51,639	1,243,984
CommVault Systems, Inc. (A)	22,937	1,965,701
Confluent, Inc., Class A (A)	112,942	3,449,249
DocuSign, Inc. (A)	124,320	6,531,773
Dolby Laboratories, Inc., Class A	52,464	3,367,664
Dropbox, Inc., Class A (A)	132,944	3,387,413
Dynatrace, Inc. (A)	154,965	5,902,617
Elastic NV (A)	36,075	2,378,425
Fair Isaac Corp. (A)	9,103	13,319,237
Gen Digital, Inc.	357,137	8,567,717
Gitlab, Inc., Class A (A)	50,067	1,751,344
Guidewire Software, Inc. (A)	25,436	3,580,371
HubSpot, Inc. (A)	14,311	4,007,080
InterDigital, Inc. (B)	16,423	5,361,124
Klaviyo, Inc., Class A (A)	42,426	942,281
Life360, Inc. (A)(B)	19,814	1,135,144
Manhattan Associates, Inc. (A)	33,685	5,086,772
Nutanix, Inc., Class A (A)	60,248	2,369,554
Pegasystems, Inc.	64,925	2,836,573
Pivotal Software, Inc. (A)(C)	9,845	0
Procore Technologies, Inc. (A)	44,962	2,539,903
PTC, Inc. (A)	55,609	8,682,233
Rubrik, Inc., Class A (A)	23,714	1,326,798
Samsara, Inc., Class A (A)	45,998	1,290,244
SentinelOne, Inc., Class A (A)	136,404	1,906,928
Trimble, Inc. (A)	144,630	9,776,988
Tyler Technologies, Inc. (A)	19,190	7,088,786
UiPath, Inc., Class A (A)	152,802	1,923,777
Unity Software, Inc. (A)	115,573	3,363,174
Varonis Systems, Inc. (A)	27,404	817,735
Zoom Communications, Inc. (A)	99,264	9,142,214
Zscaler, Inc. (A)	19,190	3,838,192
Technology hardware, storage and peripherals – 3.5%
Hewlett Packard Enterprise Company	675,770	14,542,570
HP, Inc.	256,486	4,986,088
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Technology hardware, storage and peripherals (continued)
IonQ, Inc. (A)(B)	66,471	$2,657,511
NetApp, Inc.	110,962	10,691,189
Pure Storage, Inc., Class A (A)	136,038	9,460,083
Sandisk Corp. (A)	64,514	37,176,193
Seagate Technology Holdings PLC	82,836	33,771,409
Super Micro Computer, Inc. (A)(B)	231,693	6,744,583
Western Digital Corp.	194,188	48,591,658
Materials – 5.1%		247,419,987
Chemicals – 1.7%
Albemarle Corp.	63,818	10,889,265
Axalta Coating Systems, Ltd. (A)	161,221	5,413,801
CF Industries Holdings, Inc.	111,802	10,423,300
DuPont de Nemours, Inc.	109,525	4,810,338
Eastman Chemical Company	85,914	5,955,558
Element Solutions, Inc.	123,229	3,585,964
International Flavors & Fragrances, Inc.	87,283	6,093,226
LyondellBasell Industries NV, Class A	118,095	5,786,655
NewMarket Corp.	4,277	2,868,969
PPG Industries, Inc.	87,255	10,089,296
RPM International, Inc.	69,105	7,391,471
The Mosaic Company	224,555	6,175,263
Westlake Corp. (B)	19,834	1,573,233
Construction materials – 0.6%
Eagle Materials, Inc.	19,533	3,981,021
Martin Marietta Materials, Inc.	22,399	14,603,028
Vulcan Materials Company	40,594	12,200,121
Containers and packaging – 1.5%
Amcor PLC	273,356	12,096,003
AptarGroup, Inc.	45,800	5,722,710
Avery Dennison Corp.	45,932	8,520,845
Ball Corp.	162,402	9,235,802
Crown Holdings, Inc.	86,209	9,024,358
Graphic Packaging Holding Company	243,790	3,571,524
International Paper Company	191,205	7,709,386
Packaging Corp. of America	43,704	9,726,325
Smurfit WestRock PLC	216,858	9,027,799
Metals and mining – 1.2%
Alcoa Corp.	105,911	6,016,804
Coeur Mining, Inc. (A)	258,504	5,283,822
Commercial Metals Company	89,811	6,903,772
MP Materials Corp. (A)(B)	37,521	2,205,109
Reliance, Inc.	34,512	11,371,704
Royal Gold, Inc. (A)	38,163	10,048,700
Steel Dynamics, Inc.	84,778	15,223,585
Paper and forest products – 0.1%
Louisiana-Pacific Corp.	46,468	3,891,230
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	35

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate – 5.2%		$254,177,765
Diversified REITs – 0.2%
Essential Properties Realty Trust, Inc.	47,872	1,453,394
WP Carey, Inc.	96,959	6,762,890
Health care REITs – 0.6%
Alexandria Real Estate Equities, Inc.	46,021	2,514,587
American Healthcare REIT, Inc.	57,127	2,679,828
CareTrust REIT, Inc.	74,660	2,787,804
Healthcare Realty Trust, Inc.	164,826	2,767,429
Healthpeak Properties, Inc.	306,190	5,278,716
Omega Healthcare Investors, Inc.	130,346	5,719,582
Ventas, Inc.	121,912	9,468,905
Hotel and resort REITs – 0.2%
Host Hotels & Resorts, Inc.	313,820	5,815,085
Ryman Hospitality Properties, Inc.	25,552	2,419,774
Industrial REITs – 0.4%
EastGroup Properties, Inc.	23,900	4,341,196
First Industrial Realty Trust, Inc.	60,814	3,529,036
Lineage, Inc.	15,226	543,720
Rexford Industrial Realty, Inc.	106,372	4,311,257
STAG Industrial, Inc.	85,153	3,194,089
Terreno Realty Corp.	40,834	2,512,924
Office REITs – 0.1%
BXP, Inc.	70,713	4,573,010
Vornado Realty Trust	75,973	2,422,019
Real estate management and development – 0.9%
CBRE Group, Inc., Class A (A)	113,673	19,361,922
CoStar Group, Inc. (A)	74,582	4,586,793
Jones Lang LaSalle, Inc. (A)	45,200	16,177,532
Zillow Group, Inc., Class A (A)	16,569	1,031,255
Zillow Group, Inc., Class C (A)	80,422	5,068,999
Residential REITs – 1.1%
American Homes 4 Rent, Class A	145,975	4,571,937
AvalonBay Communities, Inc.	37,050	6,582,674
Camden Property Trust	48,381	5,275,948
Equity LifeStyle Properties, Inc.	80,148	5,062,949
Equity Residential	100,885	6,287,153
Essex Property Trust, Inc.	17,671	4,450,795
Invitation Homes, Inc.	165,761	4,430,792
Mid-America Apartment Communities, Inc.	32,192	4,323,386
Sun Communities, Inc.	51,586	6,573,604
UDR, Inc.	150,938	5,607,347
Retail REITs – 0.6%
Agree Realty Corp.	48,456	3,499,977
Brixmor Property Group, Inc.	139,030	3,724,614
Federal Realty Investment Trust	39,179	3,963,348
Kimco Realty Corp.	301,464	6,354,861
NNN REIT, Inc.	85,775	3,574,244
Regency Centers Corp.	82,741	6,029,337
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Specialized REITs – 1.1%
CubeSmart	103,992	$3,902,820
Extra Space Storage, Inc.	77,038	10,628,933
Gaming and Leisure Properties, Inc.	123,461	5,524,880
Iron Mountain, Inc.	116,809	10,761,613
Lamar Advertising Company, Class A	44,426	5,700,300
SBA Communications Corp.	28,608	5,267,019
VICI Properties, Inc.	245,279	6,887,434
Weyerhaeuser Company	227,698	5,870,054
Utilities – 5.2%		250,777,709
Electric utilities – 2.9%
Alliant Energy Corp.	94,512	6,229,286
Edison International	228,104	14,206,317
Entergy Corp.	208,064	19,951,257
Evergy, Inc.	166,695	12,790,507
Eversource Energy	204,249	14,119,733
FirstEnergy Corp.	281,985	13,349,170
IDACORP, Inc.	25,987	3,450,814
NRG Energy, Inc.	102,869	15,700,895
OGE Energy Corp.	174,491	7,621,767
Oklo, Inc. (A)(B)	30,347	2,416,228
PG&E Corp.	533,983	8,234,018
Pinnacle West Capital Corp.	108,398	10,141,717
PPL Corp.	276,983	10,040,634
Gas utilities – 0.4%
Atmos Energy Corp.	58,621	9,751,017
National Fuel Gas Company	54,997	4,605,999
UGI Corp.	154,376	6,192,021
Independent power and renewable electricity producers – 0.2%
Talen Energy Corp. (A)	7,044	2,453,848
The AES Corp.	396,888	5,814,409
Multi-utilities – 1.4%
Ameren Corp.	116,372	12,018,900
CenterPoint Energy, Inc.	361,867	14,362,501
CMS Energy Corp.	129,024	9,223,926
DTE Energy Company	81,690	10,977,502
NiSource, Inc.	242,258	10,729,607
WEC Energy Group, Inc.	106,591	11,796,426
Water utilities – 0.3%
American Water Works Company, Inc.	62,907	8,123,181
Essential Utilities, Inc.	166,951	6,476,029

SHORT-TERM INVESTMENTS – 0.4%		$21,096,445
(Cost $21,095,882)
Short-term funds – 0.4%		21,096,445
John Hancock Collateral Trust, 3.5792% (D)(E)	1,400,899	14,014,312
36	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value

State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.6399% (D)	7,082,133	$7,082,133
Total investments (Multifactor Mid Cap ETF) (Cost $3,769,305,847) 100.3%		$4,869,118,867
Other assets and liabilities, net (0.3%)		(16,004,204)
Total net assets 100.0%		$4,853,114,663

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-26. The value of securities on loan amounted to $77,101,349. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $64,869,642 in the form of U.S. Treasuries was pledged to the fund.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	The rate shown is the annualized seven-day yield as of 1-31-26.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR SMALL CAP ETF

As of 1-31-26 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$673,119,123
(Cost $593,170,337)
Communication services – 2.1%		14,325,993
Diversified telecommunication services – 0.8%
Globalstar, Inc. (A)	8,925	549,959
Liberty Global, Ltd., Class A (A)	68,087	755,085
Liberty Global, Ltd., Class C (A)	64,124	710,494
Lumen Technologies, Inc. (A)	402,062	3,546,187
Entertainment – 0.4%
Cinemark Holdings, Inc.	28,424	673,080
Madison Square Garden Sports Corp. (A)	7,257	2,057,722
Interactive media and services – 0.2%
CarGurus, Inc. (A)	21,638	701,071
ZoomInfo Technologies, Inc. (A)	74,224	597,503
Media – 0.5%
Magnite, Inc. (A)	26,615	385,119
Nexstar Media Group, Inc.	10,985	2,332,994
TEGNA, Inc.	42,464	813,610
Wireless telecommunication services – 0.2%
Array Digital Infrastructure, Inc. (B)	3,585	172,761
Telephone & Data Systems, Inc.	22,832	1,030,408
Consumer discretionary – 12.3%		82,817,691
Automobile components – 1.0%
Dorman Products, Inc. (A)	7,270	902,934
Gentex Corp.	61,545	1,416,150
Lear Corp.	21,135	2,474,697
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Automobile components (continued)
Patrick Industries, Inc. (B)	8,485	$1,070,552
QuantumScape Corp. (A)(B)	71,955	636,802
Visteon Corp.	4,997	454,027
Automobiles – 0.5%
Harley-Davidson, Inc. (B)	45,921	909,236
Thor Industries, Inc.	20,165	2,255,859
Broadline retail – 0.8%
Etsy, Inc. (A)	38,672	2,048,069
Macy’s, Inc.	58,279	1,166,746
Ollie’s Bargain Outlet Holdings, Inc. (A)	21,984	2,425,055
Diversified consumer services – 1.5%
ADT, Inc.	193,941	1,551,528
Adtalem Global Education, Inc. (A)	9,090	941,270
Bright Horizons Family Solutions, Inc. (A)	11,093	1,027,545
Driven Brands Holdings, Inc. (A)(B)	15,116	235,054
frontdoor, Inc. (A)	19,774	1,168,841
Graham Holdings Company, Class B	797	929,804
Grand Canyon Education, Inc. (A)	7,259	1,261,905
H&R Block, Inc.	26,556	1,047,634
Laureate Education, Inc., Class A (A)	33,179	1,138,040
Stride, Inc. (A)	11,265	953,019
Hotels, restaurants and leisure – 2.1%
Brinker International, Inc. (A)	9,865	1,555,908
Caesars Entertainment, Inc. (A)	56,875	1,177,313
Choice Hotels International, Inc. (B)	10,752	1,105,306
Churchill Downs, Inc.	11,626	1,143,533
Global Business Travel Group I (A)(B)	28,412	194,622
Hilton Grand Vacations, Inc. (A)	17,576	792,853
Life Time Group Holdings, Inc. (A)	35,535	1,036,556
Penn Entertainment, Inc. (A)	26,643	342,096
Rush Street Interactive, Inc. (A)	15,473	273,408
Shake Shack, Inc., Class A (A)	10,452	925,734
The Cheesecake Factory, Inc.	8,287	480,315
Travel + Leisure Company	16,760	1,165,490
Vail Resorts, Inc. (B)	14,593	1,941,891
Wingstop, Inc.	2,292	608,366
Wyndham Hotels & Resorts, Inc.	14,992	1,091,268
Household durables – 1.6%
Cavco Industries, Inc. (A)	2,068	1,017,497
Champion Homes, Inc. (A)	22,549	1,767,391
Green Brick Partners, Inc. (A)	5,494	381,229
Installed Building Products, Inc.	8,757	2,523,242
Mohawk Industries, Inc. (A)	2,525	298,910
Taylor Morrison Home Corp. (A)	36,393	2,218,153
Tri Pointe Homes, Inc. (A)	22,643	755,144
Whirlpool Corp.	22,904	1,832,091
Leisure products – 1.1%
Acushnet Holdings Corp. (B)	7,265	704,269
Brunswick Corp.	27,100	2,173,962
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	37

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Leisure products (continued)
Mattel, Inc. (A)	124,937	$2,609,934
Peloton Interactive, Inc., Class A (A)	100,270	560,509
Polaris, Inc. (B)	9,587	612,034
YETI Holdings, Inc. (A)	19,790	904,601
Specialty retail – 2.9%
Abercrombie & Fitch Company, Class A (A)	19,470	1,900,856
Academy Sports & Outdoors, Inc.	17,809	979,673
Advance Auto Parts, Inc.	10,999	528,062
Asbury Automotive Group, Inc. (A)	8,002	1,876,549
AutoNation, Inc. (A)	12,639	2,590,742
Bath & Body Works, Inc.	77,119	1,681,194
Boot Barn Holdings, Inc. (A)	8,352	1,490,665
Five Below, Inc. (A)	2,738	524,710
Group 1 Automotive, Inc.	4,918	1,742,251
Murphy USA, Inc.	3,303	1,395,551
RH (A)(B)	4,177	830,513
Signet Jewelers, Ltd.	7,418	684,459
The Buckle, Inc.	5,712	270,178
Urban Outfitters, Inc. (A)	17,576	1,245,260
Valvoline, Inc. (A)	52,447	1,716,066
Textiles, apparel and luxury goods – 0.8%
Columbia Sportswear Company	7,233	399,840
Crocs, Inc. (A)	14,527	1,219,106
Kontoor Brands, Inc.	14,570	870,266
PVH Corp.	20,081	1,252,251
VF Corp.	72,032	1,411,107
Consumer staples – 2.1%		13,949,388
Beverages – 0.0%
National Beverage Corp. (A)	6,264	213,477
Consumer staples distribution and retail – 0.1%
PriceSmart, Inc.	4,663	663,125
Food products – 1.5%
Cal-Maine Foods, Inc. (B)	11,768	982,981
Darling Ingredients, Inc. (A)	63,431	2,896,259
Flowers Foods, Inc.	82,677	944,998
Freshpet, Inc. (A)	20,826	1,451,572
Lamb Weston Holdings, Inc.	7,724	354,763
Post Holdings, Inc. (A)	19,285	1,973,048
Seaboard Corp.	40	203,291
The Marzetti Company	5,285	906,747
The Simply Good Foods Company (A)	22,314	418,834
Tootsie Roll Industries, Inc.	2,872	108,791
Household products – 0.2%
Reynolds Consumer Products, Inc.	22,560	522,715
WD-40 Company	3,158	730,224
Personal care products – 0.3%
BellRing Brands, Inc. (A)	6,267	155,860
e.l.f. Beauty, Inc. (A)	11,158	948,318
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Personal care products (continued)
Interparfums, Inc.	4,862	$474,385
Energy – 4.0%		27,065,294
Energy equipment and services – 1.6%
Archrock, Inc.	45,048	1,332,970
Cactus, Inc., Class A	18,846	1,059,711
Kodiak Gas Services, Inc.	14,595	613,136
Noble Corp. PLC (B)	53,640	1,910,657
NOV, Inc.	154,240	2,830,304
Valaris, Ltd. (A)	10,748	620,482
Weatherford International PLC	25,916	2,438,177
Oil, gas and consumable fuels – 2.4%
California Resources Corp.	22,285	1,192,248
Centrus Energy Corp., Class A (A)	3,091	860,163
Chord Energy Corp.	13,701	1,373,388
CNX Resources Corp. (A)	35,386	1,372,977
Comstock Resources, Inc. (A)(B)	20,948	510,084
Excelerate Energy, Inc., Class A	3,723	139,054
Gulfport Energy Corp. (A)	2,920	596,176
Kinetik Holdings, Inc. (B)	7,906	323,434
Magnolia Oil & Gas Corp., Class A	80,212	2,046,208
Matador Resources Company	47,018	2,127,094
Murphy Oil Corp.	58,322	1,754,909
PBF Energy, Inc., Class A	15,462	517,359
SM Energy Company	109,232	2,126,748
Uranium Energy Corp. (A)	76,567	1,320,015
Financials – 17.7%		119,516,197
Banks – 7.1%
Ameris Bancorp	17,477	1,408,996
Associated Banc-Corp.	43,690	1,190,989
Atlantic Union Bankshares Corp.	33,093	1,285,332
Axos Financial, Inc. (A)	14,436	1,429,020
BancFirst Corp.	4,924	541,394
Bank OZK	42,271	2,010,409
BankUnited, Inc.	13,668	648,820
BOK Financial Corp.	8,946	1,162,443
Cadence Bank	68,509	2,884,914
Cathay General Bancorp	17,677	904,709
Columbia Banking System, Inc.	83,870	2,469,133
Community Financial System, Inc.	13,982	873,875
Eastern Bankshares, Inc.	52,547	1,076,425
First BanCorp	42,161	932,601
First Financial Bankshares, Inc.	50,987	1,622,406
First Hawaiian, Inc.	32,955	874,955
First Interstate BancSystem, Inc., Class A	23,221	823,649
Flagstar Bank NA	89,573	1,184,155
FNB Corp.	138,458	2,429,938
Fulton Financial Corp.	48,317	997,746
Glacier Bancorp, Inc.	45,046	2,282,931
38	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Banks (continued)
Hancock Whitney Corp.	22,285	$1,533,208
Home BancShares, Inc.	73,311	2,118,688
Independent Bank Corp.	12,624	1,019,767
International Bancshares Corp.	15,165	1,056,091
Prosperity Bancshares, Inc.	35,121	2,423,700
Renasant Corp.	16,943	638,921
ServisFirst Bancshares, Inc.	13,471	1,102,601
Simmons First National Corp., Class A	26,030	529,190
Texas Capital Bancshares, Inc. (A)	12,074	1,221,527
TFS Financial Corp. (B)	13,926	196,008
The Bancorp, Inc. (A)	7,898	469,457
United Bankshares, Inc.	55,975	2,369,422
United Community Banks, Inc.	32,446	1,117,116
Valley National Bancorp	127,763	1,591,927
WesBanco, Inc.	17,072	602,471
WSFS Financial Corp.	15,195	983,572
Capital markets – 3.1%
Affiliated Managers Group, Inc.	10,424	3,263,650
Artisan Partners Asset Management, Inc., Class A	18,472	822,373
BGC Group, Inc., Class A	149,303	1,360,150
Cohen & Steers, Inc.	7,369	473,532
Federated Hermes, Inc.	20,626	1,098,953
Janus Henderson Group PLC	49,520	2,383,398
Lazard, Inc.	43,752	2,350,357
MarketAxess Holdings, Inc.	2,599	439,829
Moelis & Company, Class A	19,971	1,431,322
Piper Sandler Companies	6,929	2,399,859
PJT Partners, Inc., Class A	9,650	1,669,740
StepStone Group, Inc., Class A	2,096	148,166
StoneX Group, Inc. (A)	11,067	1,242,381
Victory Capital Holdings, Inc., Class A	13,345	941,223
Virtu Financial, Inc., Class A	21,230	881,257
Consumer finance – 1.6%
Bread Financial Holdings, Inc.	8,283	600,849
Credit Acceptance Corp. (A)(B)	1,984	988,508
Enova International, Inc. (A)	4,338	716,507
FirstCash Holdings, Inc.	15,132	2,580,006
Nelnet, Inc., Class A	3,983	525,358
OneMain Holdings, Inc.	43,280	2,836,571
SLM Corp.	76,094	2,065,952
Upstart Holdings, Inc. (A)(B)	16,925	664,306
Financial services – 2.7%
Enact Holdings, Inc.	12,157	483,484
Essent Group, Ltd.	36,970	2,326,152
Euronet Worldwide, Inc. (A)	16,240	1,176,750
Jackson Financial, Inc., Class A	25,999	3,091,801
MGIC Investment Corp.	86,431	2,326,723
NMI Holdings, Inc. (A)	13,816	534,956
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Financial services (continued)
Paymentus Holdings, Inc., Class A (A)	9,188	$245,595
PennyMac Financial Services, Inc.	11,392	1,138,289
Radian Group, Inc.	24,688	812,235
Remitly Global, Inc. (A)	29,831	394,366
Sezzle, Inc. (A)(B)	3,152	199,332
The Western Union Company (B)	80,418	753,517
Voya Financial, Inc.	35,105	2,691,149
Walker & Dunlop, Inc.	7,910	497,460
WEX, Inc. (A)	10,168	1,564,855
Insurance – 3.2%
Assured Guaranty, Ltd.	11,934	1,012,600
Axis Capital Holdings, Ltd.	27,499	2,837,347
F&G Annuities & Life, Inc.	7,942	234,210
First American Financial Corp.	37,095	2,343,662
Genworth Financial, Inc. (A)	108,150	901,971
Goosehead Insurance, Inc., Class A (A)	6,270	387,737
Hagerty, Inc., Class A (A)	7,627	96,176
Kemper Corp.	16,141	636,117
Lincoln National Corp.	61,819	2,572,289
Mercury General Corp.	7,004	613,480
Oscar Health, Inc., Class A (A)	35,581	510,587
Palomar Holdings, Inc. (A)	6,875	849,681
RLI Corp.	34,702	2,027,638
Selective Insurance Group, Inc.	24,845	2,088,968
The Baldwin Insurance Group, Inc. (A)(B)	30,618	671,147
The Hanover Insurance Group, Inc.	12,659	2,204,438
White Mountains Insurance Group, Ltd.	684	1,398,732
Health care – 7.8%		52,626,972
Biotechnology – 3.5%
ACADIA Pharmaceuticals, Inc. (A)	33,580	843,865
ADMA Biologics, Inc. (A)	61,255	1,059,712
Akero Therapeutics, Inc. (A)(C)	20,514	13,334
Alkermes PLC (A)	41,643	1,411,281
Avidity Biosciences, Inc. (A)	22,393	1,625,060
CRISPR Therapeutics AG (A)(B)	22,764	1,137,289
Cytokinetics, Inc. (A)	22,253	1,406,167
Krystal Biotech, Inc. (A)	10,698	2,987,310
Kymera Therapeutics, Inc. (A)	10,244	744,636
Nuvalent, Inc., Class A (A)	8,252	849,048
Protagonist Therapeutics, Inc. (A)	11,420	934,156
PTC Therapeutics, Inc. (A)	19,715	1,489,074
REVOLUTION Medicines, Inc. (A)	64,622	6,265,103
Rhythm Pharmaceuticals, Inc. (A)	12,708	1,302,824
TG Therapeutics, Inc. (A)	24,865	731,777
Xenon Pharmaceuticals, Inc. (A)	14,332	587,755
Health care equipment and supplies – 1.4%
Dentsply Sirona, Inc.	82,403	1,027,565
Envista Holdings Corp. (A)	46,327	1,087,295
ICU Medical, Inc. (A)	6,356	952,764
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	39

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care equipment and supplies (continued)
Integer Holdings Corp. (A)	9,241	$802,673
Lantheus Holdings, Inc. (A)	25,847	1,729,681
LivaNova PLC (A)	10,047	660,188
Merit Medical Systems, Inc. (A)	23,584	1,912,427
Teleflex, Inc.	1,878	196,007
TransMedics Group, Inc. (A)(B)	6,321	846,856
Health care providers and services – 1.8%
BrightSpring Health Services, Inc. (A)	22,318	876,428
Chemed Corp.	2,764	1,180,615
Concentra Group Holdings Parent, Inc.	32,231	714,884
CorVel Corp. (A)	12,184	848,372
GeneDx Holdings Corp. (A)	3,262	314,000
Guardant Health, Inc. (A)	29,199	3,329,854
Option Care Health, Inc. (A)	65,726	2,234,684
Privia Health Group, Inc. (A)	23,521	546,158
RadNet, Inc. (A)	28,243	1,979,834
Surgery Partners, Inc. (A)	16,822	249,975
Health care technology – 0.1%
Waystar Holding Corp. (A)	17,311	459,780
Life sciences tools and services – 0.3%
Bruker Corp. (B)	1,839	81,449
Repligen Corp. (A)	10,728	1,602,441
Sotera Health Company (A)	41,988	760,823
Pharmaceuticals – 0.7%
Amneal Pharmaceuticals, Inc. (A)	30,853	422,069
Corcept Therapeutics, Inc. (A)	23,110	921,396
Crinetics Pharmaceuticals, Inc. (A)	21,516	1,074,509
Jazz Pharmaceuticals PLC (A)	2,556	420,436
Ligand Pharmaceuticals, Inc. (A)	3,445	661,785
Perrigo Company PLC	36,292	515,709
Prestige Consumer Healthcare, Inc. (A)	12,842	827,924
Industrials – 21.2%		142,785,888
Aerospace and defense – 1.4%
Hexcel Corp.	32,656	2,704,243
Karman Holdings, Inc. (A)(B)	9,866	1,024,091
Loar Holdings, Inc. (A)	11,155	765,010
Mercury Systems, Inc. (A)	9,629	903,971
Moog, Inc., Class A	11,340	3,462,669
VSE Corp.	3,560	778,109
Air freight and logistics – 0.4%
GXO Logistics, Inc. (A)	44,361	2,510,389
Building products – 3.7%
AAON, Inc. (B)	27,425	2,497,321
Armstrong World Industries, Inc.	15,357	2,821,695
AZZ, Inc.	7,898	981,642
CSW Industrials, Inc.	7,053	1,904,169
Fortune Brands Innovations, Inc.	23,908	1,293,423
Griffon Corp.	11,598	944,657
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Building products (continued)
Hayward Holdings, Inc. (A)	55,414	$894,382
Modine Manufacturing Company (A)	19,287	3,561,537
Resideo Technologies, Inc. (A)	24,706	846,428
Simpson Manufacturing Company, Inc.	10,236	1,809,520
Tecnoglass, Inc. (B)	6,744	329,849
Trex Company, Inc. (A)	41,089	1,701,906
UFP Industries, Inc.	22,730	2,347,554
Zurn Elkay Water Solutions Corp.	60,732	2,800,353
Commercial services and supplies – 1.5%
ABM Industries, Inc.	16,384	754,319
Brady Corp., Class A	11,376	983,683
Casella Waste Systems, Inc., Class A (A)	24,303	2,451,687
MSA Safety, Inc.	14,199	2,515,353
OPENLANE, Inc. (A)	19,279	579,141
The Brink’s Company	17,000	2,159,680
UniFirst Corp.	3,980	855,700
Construction and engineering – 3.2%
Arcosa, Inc.	12,946	1,481,929
Argan, Inc.	2,340	812,237
Construction Partners, Inc., Class A (A)	8,796	966,504
Dycom Industries, Inc. (A)	10,335	3,765,971
Everus Construction Group, Inc. (A)	9,453	836,496
Fluor Corp. (A)	42,938	1,983,306
Granite Construction, Inc.	11,701	1,412,779
IES Holdings, Inc. (A)	2,321	882,653
Primoris Services Corp.	13,806	2,046,740
Sterling Infrastructure, Inc. (A)	7,301	2,613,101
Tutor Perini Corp.	8,149	642,875
Valmont Industries, Inc.	7,197	3,206,695
WillScot Holdings Corp.	50,500	1,011,515
Electrical equipment – 0.8%
EnerSys	10,044	1,809,828
Powell Industries, Inc. (B)	1,780	789,590
Sensata Technologies Holding PLC	60,930	2,107,569
Sunrun, Inc. (A)	39,751	755,269
Ground transportation – 1.3%
Avis Budget Group, Inc. (A)(B)	3,034	348,880
Knight-Swift Transportation Holdings, Inc.	32,063	1,766,671
Landstar System, Inc.	14,385	2,148,544
Lyft, Inc., Class A (A)	70,316	1,186,231
Ryder System, Inc.	13,874	2,653,819
Saia, Inc. (A)	1,019	341,233
Schneider National, Inc., Class B	10,760	288,798
Machinery – 4.0%
AGCO Corp.	15,844	1,796,868
Allison Transmission Holdings, Inc.	15,236	1,656,153
Atmus Filtration Technologies, Inc.	22,326	1,294,238
Enpro, Inc.	5,684	1,357,226
Esab Corp.	21,784	2,638,042
40	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Machinery (continued)
ESCO Technologies, Inc.	6,718	$1,532,846
Federal Signal Corp.	22,036	2,381,871
Flowserve Corp.	48,767	3,811,141
Franklin Electric Company, Inc.	10,507	1,046,707
Gates Industrial Corp. PLC (A)	66,603	1,533,201
Kadant, Inc.	3,096	993,940
Mueller Water Products, Inc., Class A	41,844	1,132,717
Terex Corp. (B)	11,695	666,615
The Middleby Corp. (A)	8,741	1,286,413
The Timken Company	26,869	2,503,922
The Toro Company	10,509	961,574
Worthington Enterprises, Inc.	5,648	313,859
Marine transportation – 0.2%
Kirby Corp. (A)	6,293	740,434
Matson, Inc.	2,136	342,401
Passenger airlines – 0.2%
Alaska Air Group, Inc. (A)	5,074	257,911
Copa Holdings SA, Class A	8,041	1,096,792
SkyWest, Inc. (A)	2,588	249,794
Professional services – 2.6%
Amentum Holdings, Inc. (A)	28,374	1,015,222
CBIZ, Inc. (A)(B)	14,457	568,883
Clarivate PLC (A)(B)	166,620	441,543
Concentrix Corp. (B)	22,016	822,298
ExlService Holdings, Inc. (A)	58,239	2,280,057
Exponent, Inc.	21,044	1,512,432
FTI Consulting, Inc. (A)	8,885	1,551,943
KBR, Inc.	34,258	1,466,585
Korn Ferry	13,745	954,865
Maximus, Inc.	23,119	2,183,358
Robert Half, Inc.	27,810	962,504
Science Applications International Corp.	19,182	1,951,960
TriNet Group, Inc.	12,385	758,457
Verra Mobility Corp. (A)	40,951	790,354
Trading companies and distributors – 1.9%
Air Lease Corp.	38,792	2,507,127
Boise Cascade Company	15,803	1,277,040
GATX Corp.	13,834	2,516,543
Herc Holdings, Inc.	9,208	1,319,875
McGrath RentCorp	6,421	717,161
MSC Industrial Direct Company, Inc., Class A	11,529	972,356
Rush Enterprises, Inc., Class A	16,653	1,068,956
Rush Enterprises, Inc., Class B	1,616	95,360
SiteOne Landscape Supply, Inc. (A)	16,822	2,414,630
Information technology – 15.2%		102,336,990
Communications equipment – 0.3%
Calix, Inc. (A)	10,892	486,546
Viasat, Inc. (A)	24,063	1,086,926
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Communications equipment (continued)
Vistance Networks, Inc. (A)	36,933	$664,794
Electronic equipment, instruments and components – 4.8%
Advanced Energy Industries, Inc.	10,125	2,585,520
Arrow Electronics, Inc. (A)	19,537	2,588,457
Avnet, Inc.	34,540	2,154,951
Badger Meter, Inc.	11,794	1,728,765
Belden, Inc.	10,562	1,241,141
Cognex Corp.	62,175	2,408,660
Crane NXT Company	12,691	641,149
Insight Enterprises, Inc. (A)	13,439	1,129,145
IPG Photonics Corp. (A)	4,349	401,891
Itron, Inc. (A)	11,994	1,188,366
Littelfuse, Inc.	9,404	3,044,639
Mirion Technologies, Inc. (A)	52,775	1,310,931
Novanta, Inc. (A)	14,946	2,010,835
OSI Systems, Inc. (A)	4,279	1,070,349
Plexus Corp. (A)	7,166	1,428,399
Ralliant Corp.	20,915	1,107,868
Sanmina Corp. (A)	14,133	2,002,363
TTM Technologies, Inc. (A)	17,961	1,763,770
Vontier Corp.	56,389	2,114,588
IT services – 0.4%
Applied Digital Corp. (A)	13,510	457,719
DigitalOcean Holdings, Inc. (A)(B)	13,805	762,726
Globant SA (A)	10,414	696,488
Kyndryl Holdings, Inc. (A)	40,615	934,145
Semiconductors and semiconductor equipment – 3.7%
Allegro MicroSystems, Inc. (A)	31,496	1,162,517
Ambarella, Inc. (A)	7,389	473,192
Amkor Technology, Inc.	30,442	1,471,262
Cirrus Logic, Inc. (A)	20,085	2,617,879
MKS, Inc.	19,644	4,624,394
Onto Innovation, Inc. (A)	12,512	2,528,050
Qorvo, Inc. (A)	22,679	1,771,457
Rambus, Inc. (A)	38,603	4,394,179
Semtech Corp. (A)	23,127	1,844,378
Silicon Laboratories, Inc. (A)	8,501	1,210,967
SiTime Corp. (A)	5,576	2,024,701
Universal Display Corp.	8,645	992,619
Software – 3.9%
ACI Worldwide, Inc. (A)	41,687	1,807,548
Agilysys, Inc. (A)	4,713	408,853
Alarm.com Holdings, Inc. (A)	11,037	538,385
BILL Holdings, Inc. (A)	39,240	1,693,991
Blackbaud, Inc. (A)	12,610	677,157
Blackline, Inc. (A)	15,395	715,406
Box, Inc., Class A (A)	36,302	920,256
CCC Intelligent Solutions Holdings, Inc. (A)	224,575	1,702,279
Cipher Mining, Inc. (A)(B)	53,538	854,466
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	41

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Clear Secure, Inc., Class A	24,677	$804,964
CommVault Systems, Inc. (A)	15,834	1,356,974
Confluent, Inc., Class A (A)	47,344	1,445,886
Dolby Laboratories, Inc., Class A	25,259	1,621,375
Freshworks, Inc., Class A (A)	60,767	655,068
Gitlab, Inc., Class A (A)	463	16,196
Hut 8 Corp. (A)	1,109	61,915
Intapp, Inc. (A)	10,517	357,052
InterDigital, Inc. (B)	6,578	2,147,322
Life360, Inc. (A)(B)	1,529	87,596
NCino, Inc. (A)	28,490	608,262
Pivotal Software, Inc. (A)(C)	33,553	0
Q2 Holdings, Inc. (A)	10,983	672,709
Qualys, Inc. (A)	9,349	1,233,133
Riot Platforms, Inc. (A)(B)	63,535	982,886
SentinelOne, Inc., Class A (A)	81,455	1,138,741
SPS Commerce, Inc. (A)	11,718	1,045,949
UiPath, Inc., Class A (A)(B)	75,190	946,642
Vertex, Inc., Class A (A)	28,816	534,537
Workiva, Inc. (A)	13,060	1,005,881
Technology hardware, storage and peripherals – 2.1%
Sandisk Corp. (A)	24,588	14,168,835
Materials – 5.9%		39,821,852
Chemicals – 2.4%
Avient Corp.	24,213	875,300
Axalta Coating Systems, Ltd. (A)	42,803	1,437,325
Balchem Corp.	13,164	2,240,118
Cabot Corp.	22,181	1,601,246
Celanese Corp.	377	16,754
Element Solutions, Inc.	90,472	2,632,735
FMC Corp.	33,618	531,164
Hawkins, Inc.	3,579	466,165
HB Fuller Company	14,635	879,564
NewMarket Corp.	3,108	2,084,815
Olin Corp.	48,437	1,007,974
Perimeter Solutions, Inc. (A)	25,943	678,409
Sensient Technologies Corp.	11,005	1,040,193
The Scotts Miracle-Gro Company	12,698	815,466
Construction materials – 0.4%
Eagle Materials, Inc.	6,448	1,314,167
Knife River Corp. (A)	15,969	1,072,638
United States Lime & Minerals, Inc.	2,000	241,060
Containers and packaging – 1.1%
Graphic Packaging Holding Company	60,359	884,259
Greif, Inc., Class A	4,705	332,267
Greif, Inc., Class B (B)	385	32,024
Sealed Air Corp.	60,989	2,554,219
Silgan Holdings, Inc. (B)	38,367	1,655,536
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Containers and packaging (continued)
Sonoco Products Company	41,740	$2,003,520
Metals and mining – 1.7%
Alcoa Corp.	15,008	852,604
Cleveland-Cliffs, Inc. (A)	198,098	2,725,828
Commercial Metals Company	42,808	3,290,651
Hecla Mining Company	162,042	3,649,186
Warrior Met Coal, Inc.	9,392	838,706
Paper and forest products – 0.3%
Louisiana-Pacific Corp.	24,695	2,067,959
Real estate – 7.1%		47,752,156
Diversified REITs – 0.5%
Broadstone Net Lease, Inc.	48,526	898,216
Essential Properties Realty Trust, Inc.	76,016	2,307,846
Health care REITs – 1.3%
American Healthcare REIT, Inc.	43,046	2,019,288
CareTrust REIT, Inc.	43,685	1,631,198
Healthcare Realty Trust, Inc.	134,140	2,252,211
Medical Properties Trust, Inc.	126,768	636,375
National Health Investors, Inc.	11,747	964,664
Sabra Health Care REIT, Inc.	62,570	1,171,936
Hotel and resort REITs – 0.4%
Apple Hospitality REIT, Inc.	56,045	652,364
Ryman Hospitality Properties, Inc.	23,154	2,192,684
Industrial REITs – 1.1%
Americold Realty Trust, Inc.	74,214	920,996
First Industrial Realty Trust, Inc.	29,952	1,738,115
STAG Industrial, Inc.	55,652	2,087,507
Terreno Realty Corp.	38,322	2,358,336
Office REITs – 1.1%
COPT Defense Properties	28,947	891,857
Cousins Properties, Inc.	44,479	1,122,650
Douglas Emmett, Inc.	39,944	421,809
Highwoods Properties, Inc.	28,534	737,604
Kilroy Realty Corp.	30,816	1,062,536
SL Green Realty Corp.	18,361	822,206
Vornado Realty Trust	63,922	2,037,833
Real estate management and development – 0.6%
Compass, Inc., Class A (A)	92,569	1,158,964
Cushman & Wakefield, Ltd. (A)	42,095	692,042
Howard Hughes Holdings, Inc. (A)	8,031	655,811
Landbridge Company LLC, Class A (B)	4,588	263,626
Newmark Group, Inc., Class A	37,519	668,964
Opendoor Technologies, Inc. (A)(B)	114,755	590,988
Residential REITs – 0.1%
Independence Realty Trust, Inc.	61,494	1,026,950
Retail REITs – 1.3%
Agree Realty Corp.	39,554	2,856,985
42	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Retail REITs (continued)
Kite Realty Group Trust	89,555	$2,103,647
Phillips Edison & Company, Inc.	52,079	1,886,822
Tanger, Inc.	28,890	945,281
The Macerich Company	65,451	1,238,987
Specialized REITs – 0.7%
EPR Properties	19,641	1,065,328
Four Corners Property Trust, Inc.	23,082	568,971
National Storage Affiliates Trust	29,274	931,206
Outfront Media, Inc.	38,686	940,844
PotlatchDeltic Corp.	14,086	587,809
Rayonier, Inc.	28,175	640,700
Utilities – 4.5%		30,120,702
Electric utilities – 1.2%
IDACORP, Inc.	20,263	2,690,724
MGE Energy, Inc.	9,714	775,954
Otter Tail Corp.	10,867	968,902
Portland General Electric Company	45,247	2,273,662
TXNM Energy, Inc.	25,344	1,493,268
Gas utilities – 2.1%
Chesapeake Utilities Corp.	5,267	677,758
MDU Resources Group, Inc.	84,757	1,738,366
National Fuel Gas Company	32,765	2,744,069
New Jersey Resources Corp.	26,362	1,304,392
ONE Gas, Inc.	15,707	1,249,649
Southwest Gas Holdings, Inc.	25,848	2,140,731
Spire, Inc.	15,177	1,282,305
UGI Corp.	79,415	3,185,336
Independent power and renewable electricity producers – 0.6%
Clearway Energy, Inc., Class A	16,591	560,278
Clearway Energy, Inc., Class C	30,687	1,109,335
Ormat Technologies, Inc.	15,315	1,913,456
Multi-utilities – 0.5%
Avista Corp.	21,281	878,692
Black Hills Corp.	19,151	1,397,640
Northwestern Energy Group, Inc.	16,160	1,096,618
Water utilities – 0.1%
American States Water Company	8,766	639,567

SHORT-TERM INVESTMENTS – 1.4%		$9,514,025
(Cost $9,514,028)
Short-term funds – 1.4%		9,514,025
John Hancock Collateral Trust, 3.5792% (D)(E)	820,702	8,210,142
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value

State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.6399% (D)	1,303,883	$1,303,883
Total investments (Multifactor Small Cap ETF) (Cost $602,684,365) 101.3%		$682,633,148
Other assets and liabilities, net (1.3%)		(8,585,663)
Total net assets 100.0%		$674,047,485

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-26. The value of securities on loan amounted to $26,199,012. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $18,687,147 in the form of U.S. Treasuries was pledged to the fund.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	The rate shown is the annualized seven-day yield as of 1-31-26.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	43

Notes to Funds’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the funds’ valuation designee.
In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded and closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor valued at London close.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor may use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the funds’ investments as of January 31, 2026, by major security category or type:
	Total value at 1-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Developed International ETF
Investments in securities:
Assets
Common stocks
Australia	$73,792,663	$73,792,663	—	—
Austria	3,592,447	3,592,447	—	—
Belgium	13,217,135	13,217,135	—	—
Chile	1,235,323	1,235,323	—	—
Denmark	21,999,352	21,999,352	—	—
Finland	14,039,310	14,039,310	—	—
France	119,752,209	119,752,209	—	—
Germany	111,713,174	111,713,174	—	—
Hong Kong	23,161,943	23,161,943	—	—
Ireland	6,664,131	6,664,131	—	—
Israel	8,802,088	8,802,088	—	—
Italy	37,439,769	37,439,769	—	—
Japan	263,525,594	263,525,594	—	—
Luxembourg	5,041,815	5,041,815	—	—
Macau	129,093	129,093	—	—
Mexico	530,156	530,156	—	—
Netherlands	53,002,683	53,002,683	—	—
New Zealand	2,263,512	2,263,512	—	—
Norway	5,437,527	5,437,527	—	—
44	|

	Total value at 1-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Developed International ETF (continued)
Portugal	$1,928,491	$1,928,491	—	—
Singapore	22,068,881	22,068,881	—	—
Spain	39,008,168	38,971,560	$36,608	—
Sweden	34,966,582	34,966,582	—	—
Switzerland	97,268,517	97,268,517	—	—
United Arab Emirates	—	—	—	—
United Kingdom	160,073,331	160,073,331	—	—
United States	338,360	338,360	—	—
Preferred securities	4,046,056	4,046,056	—	—
Short-term investments	13,055,342	13,055,342	—	—
Total investments in securities	$1,138,093,652	$1,138,057,044	$36,608	—
Level 3 includes securities valued at $0. Refer to Funds’ investments.

Multifactor Emerging Markets ETF
Investments in securities:
Assets
Common stocks
Australia	$231,896	$231,896	—	—
Brazil	22,750,162	22,750,162	—	—
Chile	3,067,022	3,067,022	—	—
China	157,129,540	157,129,540	—	—
Hong Kong	5,186,380	5,186,380	—	—
India	123,863,434	123,819,417	$14,951	$29,066
Indonesia	8,712,710	8,712,710	—	—
Ireland	7,076,026	7,076,026	—	—
Luxembourg	145,822	145,822	—	—
Malaysia	12,798,203	12,798,203	—	—
Mexico	16,698,963	16,698,963	—	—
Netherlands	485,795	485,795	—	—
Philippines	4,094,145	4,094,145	—	—
Poland	10,068,190	10,068,190	—	—
Russia	—	—	—	—
Saudi Arabia	20,654,686	20,654,686	—	—
Singapore	3,081,541	3,081,541	—	—
South Africa	27,588,991	27,588,991	—	—
South Korea	124,382,264	124,382,264	—	—
Taiwan	124,833,400	124,833,400	—	—
Thailand	10,080,360	10,080,360	—	—
Turkey	4,106,364	4,106,364	—	—
United Kingdom	1,514,847	1,514,847	—	—
United States	1,195,734	1,195,734	—	—
Preferred securities
Brazil	9,475,401	9,475,401	—	—
Chile	798,846	798,846	—	—
India	8,218	—	—	8,218
Short-term investments	6,283,617	6,283,617	—	—
Total investments in securities	$706,312,557	$706,260,322	$14,951	$37,284
Level 3 includes securities valued at $0. Refer to Funds’ investments.

Multifactor Large Cap ETF
Investments in securities:
Assets
Common stocks
Communication services	$91,860,332	$91,860,332	—	—
|	45

	Total value at 1-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Large Cap ETF (continued)
Consumer discretionary	$108,658,412	$108,658,412	—	—
Consumer staples	55,341,237	55,341,237	—	—
Energy	39,545,291	39,545,291	—	—
Financials	159,648,053	159,648,053	—	—
Health care	105,382,757	105,354,092	—	$28,665
Industrials	132,372,004	132,372,004	—	—
Information technology	271,529,665	271,529,665	—	—
Materials	34,056,333	34,056,333	—	—
Real estate	26,115,250	26,115,250	—	—
Utilities	39,938,820	39,938,820	—	—
Short-term investments	1,799,837	1,799,837	—	—
Total investments in securities	$1,066,247,991	$1,066,219,326	—	$28,665
Level 3 includes securities valued at $0. Refer to Funds’ investments.

Multifactor Mid Cap ETF
Investments in securities:
Assets
Common stocks
Communication services	$153,421,108	$153,421,108	—	—
Consumer discretionary	504,054,146	504,054,146	—	—
Consumer staples	206,250,376	206,250,376	—	—
Energy	207,532,904	207,532,904	—	—
Financials	780,921,178	780,921,178	—	—
Health care	492,836,170	492,543,577	—	$292,593
Industrials	1,016,650,867	1,016,650,867	—	—
Information technology	733,980,212	733,980,212	—	—
Materials	247,419,987	247,419,987	—	—
Real estate	254,177,765	254,177,765	—	—
Utilities	250,777,709	250,777,709	—	—
Short-term investments	21,096,445	21,096,445	—	—
Total investments in securities	$4,869,118,867	$4,868,826,274	—	$292,593
Level 3 includes securities valued at $0. Refer to Funds’ investments.

Multifactor Small Cap ETF
Investments in securities:
Assets
Common stocks	$673,119,123	$673,105,789	—	$13,334
Short-term investments	9,514,025	9,514,025	—	—
Total investments in securities	$682,633,148	$682,619,814	—	$13,334
Level 3 includes securities valued at $0. Refer to Funds’ investments.
Investment in affiliated underlying funds. The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Developed International ETF
John Hancock Collateral Trust	1,136,652	$16,563,914	$121,366,977	$(126,559,158)	$62	$(953)	$68,048	—	$11,370,842
46	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Emerging Markets ETF
John Hancock Collateral Trust	487,095	$1,690,756	$16,534,236	$(13,352,164)	$(171)	$148	$55,477	—	$4,872,805
Multifactor Large Cap ETF
John Hancock Collateral Trust	26,228	$36,256	$12,852,953	$(12,626,602)	$(236)	$7	$6,907	—	$262,378
Multifactor Mid Cap ETF
John Hancock Collateral Trust	1,400,899	$3,813,897	$212,054,480	$(201,851,853)	$(2,543)	$331	$134,179	—	$14,014,312
Multifactor Small Cap ETF
John Hancock Collateral Trust	820,702	$1,212,438	$103,156,277	$(96,157,989)	$(532)	$(52)	$53,880	—	$8,210,142
For additional information on the funds’ significant accounting policies and risks, please refer to the funds’ most recent semiannual or annual shareholder report and prospectus.
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